File No. 33-62284(*)(**)

811-1979

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☒	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☒	Post Effective Amendment Number 36

And/or

☒	Registration Statement Under the Investment Company Act of 1940

☒	Amendment No. 37

Ohio National Variable Account B

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Carlton Fields Jorden Burt PA

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2015 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	The prospectus contained in this registration statement also related to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under Securities Act Files No. 2-3659, 2-68456, 2-91214, 2-78653, 2-91213 and 333-10907.

**	Certain contracts filed pursuant to Files No. 2-68456 and 2-73471 contain a Guarantee of the Deposit. The value of the contracts to which the Guarantee relates is indeterminable. Pursuant to Rule 456(m) under the Securities Act of 1933, no separate fee is being paid for the Guarantee.

Prospectus

Single Purchase Payment

Individual Variable Annuity Contracts

Top Plus

Ohio National Variable Accounts A and B

The Ohio National Life Insurance Company

One Financial Way Montgomery, Ohio 45242 1-800-366-6654

This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides details regarding your variable annuity contract. However, the terms and conditions of your contract, and any riders, supplements or endorsements prevail over what may be described in this prospectus.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

• annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

• other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

• individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

• state and municipal deferred compensation plans and

• non-tax-qualified plans.

Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.

The minimum purchase payment is $10,000. We may limit your purchase payment to $1,500,000.

You may direct the allocation of your purchase payment to one or more (but we may limit you to not more than 18 variable) investment options of Ohio National Variable Account A (“VAA”) for tax-qualified contracts or Ohio National Variable Account B ("VAB") for non-tax-qualified contracts. VAA and VAB are separate accounts of The Ohio National Life Insurance Company (“Ohio National Life”). The assets of VAA and VAB are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AIM Variable Insurance Funds, Calvert Variable Series Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds, Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract’s value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge of up to 6% of the amount withdrawn. However, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).

This contract is not currently available for new issue.

This prospectus also contains information regarding other variable annuity contract previously issued by The Ohio National Life Insurance Company. If you are a contract owner of one of the previous contracts, we are sending this prospectus to you in order to comply with our obligation to provide you with a current prospectus for your variable annuity.

Keep this prospectus for future reference. It sets forth the information about VAA, VAB and the variable annuity contracts that you should know before investing. Additional information about VAA and VAB has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2015. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

May 1, 2015

Form V-4826	1

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(ClearBridge, LLC)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
S&P 500® Index Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
Balanced Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
Risk Managed Balanced Portfolio	(Janus Capital Management, LLC; AnchorPath Financial, LLC)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio(1) AB VPS Global Risk Allocation-Moderate Portfolio	AllianceBernstein L.P. AllianceBernstein L.P.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series
Federated Kaufmann Fund II (multi cap growth) (Service Shares) Federated Managed Volatility Fund II	Federated Equity Management Company of Pennsylvania (Federated Investment Management Company)
Fidelity® Variable Insurance Products Fund (Service Class 2)
Fidelity® VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
Fidelity® VIP MidCap Portfolio	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio	Fidelity Management & Research Company
Fidelity® VIP Equity-Income Portfolio	Fidelity Management & Research Company
Fidelity® VIP Real Estate Portfolio	Fidelity SelectCo LLC
Fidelity® VIP Target Volatility Portfolio(1)	Strategic Advisers, Inc.
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 2)	Franklin Advisers, Inc.
Franklin Flex Cap Growth VIP Fund (Class 2)	Franklin Advisers, Inc.
Templeton Foreign VIP Fund (Class 2)	Templeton Investment Counsel, LLC

Franklin Founding Funds Allocation VIP Fund(1) (Class 4) Franklin VolSmart Allocation VIP Fund (Class 5)	Franklin Templeton Services, LLC(2) Franklin Alternative Strategies Advisers, LLC
Goldman Sachs Variable Insurance Trust
Goldman Sachs Large Cap Value Fund (Institutional Shares)	Goldman Sachs Asset Management, L.P.
Goldman Sachs U.S. Equity Insights Fund (Institutional Shares)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund (Institutional Shares)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Global Trends Allocation Fund (Service Shares)	Goldman Sachs Asset Management, L.P.

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)

Form V-4826	3

Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)
Janus Aspen Series (Service Shares)
Janus Portfolio (long-term growth of capital consistent with preservation of capital)	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
Global Research Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC

INTECH U.S. Low Volatility Portfolio(1) Flexible Bond Portfolio	Janus Capital Management LLC Janus Capital Management LLC
JPMorgan Insurance Trust (Class I)

JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Global Dynamic Multi Asset Portfolio	Lazard Asset Management LLC

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Large Cap Value Portfolio QS Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(ClearBridge Investments, LLC) (QS Legg Mason Global Asset Allocation, LLC and Western Asset Management Company)

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	(Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd., Western Asset Management Company Pte Ltd.)
MFS® Variable Insurance Trust (Service Class)

MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company

MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trust (S Class Shares)

AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Management, LLC

Northern Lights Variable Trust (Class 2 Shares)

TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)

PIMCO Variable Insurance Trust (Administrative Shares)

PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC

PIMCO Global Diversified Allocation Portfolio(1) PIMCO Low Duration Portfolio	Pacific Investment Management Company LLC Pacific Investment Management Company LLC Pacific Investment Management Company LLC

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	(Jennison Associates LLC)
Jennison 20/20 Focus Portfolio (a value and growth fund)	(Jennison Associates LLC)

Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

The Universal Institutional Funds, Inc. (Class II)

Morgan Stanley UIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.

Form V-4826	4

Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF Growth Portfolio	Morgan Stanley Investment Management Inc.

____________

(1)  This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2) Franklin Templeton Services, LLC is the administrator for Franklin Founding Funds Allocation VIP Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

Form V-4826	5

Form V-4826	6

Glossary

Accumulation Units— Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant— A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit— After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Fund— A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

Notice— A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus).

Subaccount— A subdivision of VAA or VAB . The assets of each subaccount are invested in a corresponding available Fund.

Surrender— To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period— A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) and VAB (Variable Account B)— Separate accounts of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate accounts’ underlying Funds.

Withdraw— To receive part of the contract’s value without entirely redeeming or surrendering the contract.

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses

	Years	Charges
Surrender Charge (This charge is a percentage of value withdrawn)	1st	6%
	2nd	5%
	3rd	4%
	4th	3%
	5th	2%
	6th	1%
	7th and later	0%

Transfer Fee (currently no charge for the first 4 transfers each contract year) $15 (currently the charge is $3)

Premium Tax (charged upon annuitization, surrender or when assessed) 0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Fees	1.55%
(we are currently only charging 0.65%)
Account Expenses	0.25%
Total Separate Account Annual Expenses	1.80%

The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum	Maximum

Form V-4826	7

without waivers		without waivers
Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.33%	2.59%

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization. If the premium taxes were reflected, the charges would be higher.

The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$983	$1,759	$2,640	$5,662

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$439	$1,392	$2,454	$5,662

FINANCIAL STATEMENTS

The complete financial statements of VAA or VAB and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on October 7, 1993. Since then, the following changes have been made to available Funds:

May 1, 1994	Ohio National Fund Capital Appreciation and Discovery portfolios were added.

March 31, 1995	Ohio National Fund International Small Company and Aggressive Growth portfolios were added.

January 3, 1997	Ohio National Fund S&P 500 Index, Core Growth, Growth & Income and Social Awareness portfolios were added.

November 1, 1999

Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip portfolios, the Dow Target Variable Funds, the Goldman Sachs Variable Insurance Trust funds, the Janus Aspen (Institutional Shares) portfolios, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van Kampen (formerly Morgan

Form V-4826	8

Stanley) Universal Institutional Funds (Class I) U.S. Real Estate portfolio were added.

May 1, 2000

Ohio National Fund Nasdaq-100 Index portfolio, Janus Aspen Series Service Shares portfolios, PBHG Technology & Communications portfolio and Fidelity Variable Insurance Products (Fidelity) portfolios were added; Janus Aspen Series Institutional Shares portfolios were no longer available in new contracts.

May 1, 2001	Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) was no longer available in new contracts.

November 1, 2001	J.P. Morgan Series Trust portfolios and MFS Variable Insurance Trust funds were added.

May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios were added.

August 1, 2002	PIMCO Variable Insurance Trust portfolios were added.

May 1, 2003

Calvert Variable Series, Inc. Social Equity portfolio replaced Ohio National Fund Social Awareness portfolio through merger. Dreyfus Variable Investment Fund, Janus Aspen Series International Growth portfolio, The Prudential Series Fund, Inc., Royce Capital Fund and UBS Series Trust added. Van Kampen Universal Institutional Funds (Class I) U.S. Real Estate portfolio discontinued for new contracts, Van Kampen Universal Institutional Funds (Class II) added for new contracts, and The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.

October 1, 2003	Fidelity VIP Equity-Income portfolio added.

May 1, 2004	PBHG Technology & Communications portfolio and Strong Variable Insurance Funds no longer available for new contracts.

November 9, 2005

Ohio National Fund U.S. Equity, Balanced, Covered Call, Target VIP and Target Equity/Income portfolios were added. Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) Franklin Income Securities Fund, Franklin Flex Cap Growth Securities Fund and Templeton Foreign Securities Fund were added. Lazard Retirement Series International Equity Portfolio and Lazard Retirement Equity Portfolio were added. Salomon Brothers Variable Series Funds Inc. All Cap Fund, Total Return Fund and Investors Fund were added.

May 1, 2006

Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. The Neuberger Berman Advisers Management Trust AMT Regency Portfolio was added. The Van Kampen Universal Institutional Funds International Growth Equity Portfolio and Equity Growth Portfolio were added.

May 1, 2007

Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. The Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.

May 1, 2008

Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio. ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio (Class II) was added. Federated Insurance Series Federated Kaufmann Fund II (Service Shares) was added. Fidelity Variable Insurance Products Fund VIP Real Estate Portfolio (Service Class 2) was added. Franklin Templeton Variable Insurance Products Trust, Franklin Templeton VIP Founding Funds Allocation Fund (Class 4) was added.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.

Form V-4826	9

April 24, 2009

J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009

Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy, Ivy Funds VIP Global Natural Resources and Ivy Funds VIP Science and Technology added. PIMCO Variable Insurance Trust CommodityRealReturn® Strategy Portfolio added. Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

April 30, 2010

Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

June 3, 2010

The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.

February 28, 2011	The Dow® Target Variable Fund portfolios were closed to new investors.

April 8, 2011	The Dow® Target Variable Fund LLC portfolios were liquidated.

April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

May 1, 2012

Alliance Bernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added. AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added. Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

November 1, 2012	Janus Aspen Series INTECH U.S. Low Volatility Portfolio was added.

Form V-4826	10

May 1, 2013

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio. Northern Lights Protected Trust TOPS® Protected Balanced ETF Portfolio changed its name to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Protected Moderate Growth ETF Portfolio changed its name to TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Protected Growth ETF Portfolio changed its name to TOPS® Managed Risk Growth ETF Portfolio.

December 20, 2013

Ohio National Fund Millennium Portfolio was reorganized into Ohio National Fund Small Cap Growth Portfolio. Ohio National Fund Target Equity/Income Portfolio was reorganized into Ohio National Fund Target VIP Portfolio. Ohio National Fund U.S. Equity Portfolio and Income Opportunity Portfolio were reorganized into Ohio National Fund Balanced Portfolio.

April 15, 2014	Calvert Variable Series Calvert VP SRI Equity Portfolio was no longer available for new contracts

May 1, 2014

Franklin Templeton Variable Insurance Products Trust Flex Cap Growth Securities Fund Portfolio changed its name to Flex Cap Growth VIP Fund, Franklin Income Securities Fund changed its name to Franklin Income VIP Fund, Franklin Templeton VIP Founding Funds Allocation Funds changed its name to Franklin Founding Funds Allocation VIP Fund, and Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund. Goldman Sachs Variable Insurance Trust Structured U.S. Equity Fund changed its name to U.S. Equity Insights Fund. Lazard Retirement Series Lazard Retirement Multi-Asset Targeted Volatility Portfolio changed its name to Lazard Retirement Global Dynamic Multi Asset Portfolio. Legg Mason Capital Management, LLC changed its name to ClearBridge, LLC. Ohio National Fund Risk Managed Balanced Portfolio was added.

December 5, 2014	Legg Mason Partners Variable Equity Trust ClearBridge Variable All Cap Value Portfolio reorganized into the ClearBridge Variable Large Cap Value Portfolio.
March 27, 2015	MFS® Variable Insurance Trust MFS® Investors Growth Stock Series reorganized into the MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio.
May 1, 2015

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund changed its name to Goldman Sachs Global Trends Allocation Fund. Legg Mason Partners Variable Equity Trust ClearBridge Variable Equity Income Portfolio changed its name to ClearBridge Variable Dividend Strategy Portfolio. AllianceBernstein Variable Product Series Fund, Inc. Dynamic Asset Allocation Portfolio changed its name to AB Variable Products Series Fund AB VPS Dynamic Asset Allocation Portfolio. AB Variable Products Series Fund, Inc. AB VPS Global Risk Allocation-Moderate Portfolio, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series Flexible Bond Portfolio, Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio, and PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio were added.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $41.4 billion and equity of approximately $1.9 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

Form V-4826	11

Ohio National Life and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

With the increased use of technologies such as the Internet, our business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect us, the underlying Funds, intermediaries, and other affiliated or third party service providers whose operations may impact your contract. While we have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Ohio National Variable Accounts VAA and VAB

We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, we may limit you to no more than 18 investment options at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

The Funds

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAA or VAB . These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Form V-4826	12

Certain Funds may pay our distributor “12b-1 fees.” These fees are deducted from the assets of the Funds and are paid pursuant to a distribution (and/or shareholder servicing) plan adopted by the Funds under Rule 12b-1 of the 1940 Act. Please see the Funds’ prospectuses for more information about these fees. These payments decrease the Funds’ investment return.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-800-366-6654

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA or VAB. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subacccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA or VAB under the 1940 Act in the event such registration is no longer required; manage the VAA or VAB under the direction of committee; or combine the VAA or VAB with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA or VAB to another separate account.

Mixed and Shared Funding

In addition to being offered to VAA and VAB, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s and/or VAB's participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

Form V-4826	13

Voting Rights

We will vote Fund shares held in VAA and VAB at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA and VAB, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA and VAB. There is no minimum number of contract owners needed to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 5.25% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. The amounts may vary by broker-dealer. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percentage of the amount withdrawn. This percent varies with the contract year as follows:

Contract Years	Percentage
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7 and later	0%

Once each contract year, you may withdraw not more than 10% of the contract value (as of the first day of the contract year) without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when the proceeds are entirely withdrawn after the death of the annuitant. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the purchase payment for a contract offered by this prospectus, this contract

Form V-4826	14

will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.

Deduction for Account Expenses

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses such as accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk

We guarantee that until annuity payments begin the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant’s death before annuity payments begin. After annuity payments begin we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.65% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. In other words, we may increase this fee, but not for existing contract owners, for whom the charge will remain the same as it was when the contract was purchased. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.25% for mortality risk, and 0.40% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

Transfer Fee

We may charge a transfer fee of $3 (which may be increased to $15) for each transfer of values from one subaccount to another. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year. Other restrictions may apply. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.

Form V-4826	15

Accumulation Period

Purchase Payment

Your purchase payment must be at least $10,000. We may limit your purchase payment to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

Accumulation Units

Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make your purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant, but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send application forms or orders, together with your purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your purchase payment will be credited within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Allocation of Purchase Payment

You may allocate your purchase payment among one or more variable subaccounts of VAA or VAB and the Guaranteed Account. We may limit to 18 the number of investment options to which you may allocate your purchase payments. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent.

Accumulation Unit Value and Contract Value

We set the original accumulation unit value of each subaccount of VAA and VAB for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1) the net asset value the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin, you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests by providing Notice to us. You may

Form V-4826	16

not make a withdrawal that would reduce the contract value to less than $5,000. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn.

Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charges. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status.”

If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

•  for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

• for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

• such other periods as the Commission may order to protect security holders.

Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program, if offered) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not honored. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the contract values will only be permitted to be transferred to the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.

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We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading as described in this section and market timing will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits you may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Scheduled Transfers (Dollar Cost Averaging)

We administer a scheduled transfer (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. We may limit the number of funds into which you may dollar cost average. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor

Form V-4826	18

does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

Effective Time for Purchase, Transfer and Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) will not become effective until the next business day.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize its use.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Death Benefit

If the annuitant (and any contingent annuitant) dies before the annuity payout date, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit which is based on the date of death will be determined on the end of the valuation period in which we receive proof of death and a written claim in good order. The amount of death benefit is the contract value or, if greater, your purchase payment less any partial withdrawals.

Guaranteed Account

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. we may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We will invest our general assets at our discretion as allowed by Ohio law.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

• the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

• interest credited at the rate of 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract) compounded annually, plus

• any additional excess interest we may credit to guaranteed values, minus

Form V-4826	19

• any withdrawals, loans and transfers from the guaranteed values, minus

• any surrender charge on withdrawals, loan interest, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for Account Expenses or Mortality and Expense Risk Fees.

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.

Ohio National Life Employee Discount

We and our affiliated companies may offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.5% of purchase payments. We credit the Guaranteed Account in this amount at the time the eligible person makes the purchase payment. If an employee exercises his or her free look right, the full amount of the benefit will be deducted when we pay the free look proceeds.

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments. If you choose to defer receiving annuity payments, unless a rider provides otherwise, your contract will no longer qualify for any guaranteed living benefit or the Death Benefit Adjustment upon the death of the Annuitant.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Form V-4826	20

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if the annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Form V-4826	21

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing at least 30 days written Notice to us in writing at our home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA or VAB.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30 p.m., Eastern Time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Form V-4826	22

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA or VAB are a part of, and are taxed with, our operations, VAA or VAB is not separately taxed as a “regulated investment company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or VAB or upon capital gains realized by VAA or VAB on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Under tax regulations, all contracts issued in the same calendar year to the same owner should be treated as one contract for tax reporting purposes, so that cost basis and gain will be aggregated for the purpose of determining the taxable portion of any withdrawal.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

Form V-4826	23

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

•  attributable to the taxpayer’s becoming disabled;

• made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•  from a contract that is a qualified funding asset for purposes of a structured settlement;

•  made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

• incident to divorce;

• a qualified reservist distribution; or

• a distribution from an IRA for a first home purchase;

• taken from an IRA for higher education expenses; or

• taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing

Form V-4826	24

plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 ½. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

Prior Contracts

Annual Payment Combination Variable Annuity

Before December 15, 1981, we issued Annual Payment Combination Variable Annuity contracts. Some of these remain active and purchase payments may still be made until annuity payments begin. These contracts called for deductions from purchase payments in the following amounts:

Portion of Total Purchase Payments	Deduction for Sales Expense	Deduction for Administrative Expense	Death Benefit Premium	Total* Combined Deductions
First $10,000	6.3%	2.2%	0.5%	9.0%
Next $15,000	5.5%	2.0%	0.5%	8.0%
Next $25,000	4.8%	1.7%	0.5%	7.0%
Next $50,000	4.0%	1.5%	0.5%	6.0%
Balance over $100,000	3.3%	1.2%	0.5%	5.0%

____________

* Plus 50 (cent) per payment

These deductions are in lieu of any surrender charge, contract administration charge and deduction for administrative expense as provided for in the contracts offered in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 1.5%.

These prior contracts provide for annuity payments on a 3 ½% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity Fund of VAA and VAB and/or Guaranteed Account with limited transfer privileges between the Guaranteed Account and the Equity Fund.

Form V-4826	25

Variable Interest Annuity

From July 15, 1981 to November 2, 1982, we issued Variable Interest Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that all contract values are allocated to the Money Market Fund. There is no right to transfer the contract values to any other Funds. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 2%. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a surrender charge.

Flexible Payment Combination Annuity

From December 1, 1981 to November 2, 1982, we issued Flexible Payment Combination Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that values can be accumulated only in what now constitute the Equity Fund of VAA or VAB and/or the Guaranteed Account. A deduction is made each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. We may reduce this deduction at any time and we may increase it not more frequently than annually to not more than 1.75%. Although these contracts provide for limited transfer of values between the Equity Fund and the Guaranteed Account, transfers are not allowed after annuity payments begin.

Multiple Funded Combination Annuity (“Top I”)

From November 2, 1982 to September 10, 1984, we issued Multiple Funded Combination Annuity (or “Top I”) contracts substantially the same as the contracts offered in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Money Market Fund and a deduction therefor each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security. In addition, the rate for the surrender charge is 5% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.1%.

Investar Vision/Top Spectrum Flexible Payment Variable Annuity

From January 3, 1997 to April 30, 1999 we issued Investar Vision and Top Spectrum flexible payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus. A deduction is made each valuation period for mortality and expense risk undertakings and for administrative expenses equal to 1.4% on an annual basis. The annual contract administration charge is $35. The surrender charge is a percentage of the amount withdrawn. The percentage varies with the number of years from the date of purchase payments as follows:

Year	Percent
1st and 2nd	7%
3rd	6%
4th	5%
5th	4%
6th	2%
7th	1%
8th and later	0%

“Top Tradition” Flexible Purchase Payment Variable Annuity

From September 10, 1984 to April 30, 2004, we issued “Top Tradition” flexible purchase payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus except that the surrender charge is 7.75% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.10%.

Form V-4826	26

Accumulation Unit Values for Prior Contracts

Annual Payment Combination Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

VAA Equity	2005	$177.18	$186.14	11,298
	2006	$186.14	$196.59	10,112
	2007	$196.59	$183.17	9,680
	2008	$183.17	$81.94	8,842
	2009	$81.94	$112.85	7,352
	2010	$112.85	$120.58	7,170
	2011	$120.58	$115.35	6,505
	2012	$115.35	$132.13	6,221
	2013	$132.13	$180.13	5,400
	2014	$180.13	$203.43	5,074

VAB Equity	2005	$187.81	$197.31	8,078
	2006	$197.31	$208.39	7,605
	2007	$208.39	$194.16	6,799
	2008	$194.16	$86.86	64,118
	2009	$86.86	$119.63	6,131
	2010	$119.63	$127.81	5,641
	2011	$127.81	$122.27	5,440
	2012	$122.27	$140.66	5,221
	2013	$140.66	$190.94	5,124
	2014	$190.94	$215.64	4,895

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Variable Interest Annuity
Money Market	2005	$31.38	$31.89	1,662	2,401
	2006	$31.89	$32.98	1,650	2,404
	2007	$32.98	$34.17	1,512	2,408
	2008	$32.98	$34.32	1,502	1,603
	2009	$34.32	$33.88	1,491	1,289
	2010	$33.88	$33.45	1,481	1,285
	2011	$33.45	$33.02	1,405	1,282
	2012	$33.02	$32.60	1,402	636
	2013	$32.60	$32.18	1,399	633
	2014	$32.18	$31.76	1,396	631

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Flexible Payment Combination Annuity
VAA Equity	2005	$98.88	$103.78	4,490
	2006	$103.78	$109.50	4,266

Form V-4826	27

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2007	$109.50	$101.92	3,487
	2008	$101.92	$45.55	2,356
	2009	$45.55	$62.67	2,310
	2010	$62.67	$66.89	1,943
	2011	$66.89	$63.93	2,054
	2012	$63.93	$73.15	1,571
	2013	$73.15	$99.63	1,524
	2014	$99.63	$112.41	1,472

VAB Equity	2005	$95.24	$99.95	749
	2006	$99.95	$105.46	757
	2007	$105.46	$98.16	623
	2008	$98.16	$43.87	636
	2009	$43.87	$60.36	653
	2010	$60.36	$64.43	254
	2011	$64.43	$61.57	253
	2012	$61.57	$70.46	253
	2013	$70.46	$95.96	252
	2014	$95.96	$108.27	252

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

Ohio National Fund, Inc.
VAA Equity Portfolio	2005	$79.14	$83.06	55,439	0
	2006	$83.06	$87.63	46,445	0
	2007	$87.63	$81.57	39,732	0
	2008	$81.57	$36.45	32,405	0
	2009	$36.45	$50.16	29,083	0
	2010	$50.16	$53.54	24,834	0
	2011	$53.54	$51.17	19,528	0
	2012	$51.17	$58.55	17,782	0
	2013	$58.55	$79.74	16,650	0
	2014	$79.74	$89.97	13,406	0

VAB Equity Portfolio	2005	$82.65	$86.74	0	6,088
	2006	$86.74	$91.52	0	5,417
	2007	$91.52	$85.19	0	3,416
	2008	$85.19	$38.07	0	2,847
	2009	$38.07	$52.38	0	2,388
	2010	$52.38	$55.91	0	2,330
	2011	$55.91	$53.44	0	1,872
	2012	$53.44	$61.15	0	1,552

Form V-4826	28

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$61.15	$83.28	0	1,492
	2014	$83.28	$93.96	0	1,496

VAA Money Market Portfolio	2005	$23.78	$24.16	5,113	0
	2006	$24.16	$24.99	3,368	0
	2007	$24.99	$25.89	3,682	0
	2008	$25.89	$26.01	19,709	0
	2009	$26.01	$25.67	6,731	0
	2010	$25.67	$25.35	5,083	0
	2011	$25.35	$25.02	1,865	0
	2012	$25.02	$24.70	1,715	0
	2013	$24.70	$24.38	1,199	0
	2014	$24.38	$24.07	732	0

VAB Money Market Portfolio	2005	$23.80	$24.18	0	2,311
	2006	$24.18	$25.01	0	2,028
	2007	$25.01	$25.91	0	5,732
	2008	$25.91	$26.03	0	4,205
	2009	$26.03	$25.69	0	3,727
	2010	$25.69	$25.36	0	3,632
	2011	$25.36	$25.04	0	3,744
	2012	$25.04	$24.72	0	1,313
	2013	$24.72	$24.40	0	1,031
	2014	$24.40	$24.09	0	395

VAA Bond Portfolio	2005	$42.91	$42.62	6,131	0
	2006	$46.62	$44.03	5,259	0
	2007	$44.03	$45.17	4,847	0
	2008	$45.17	$39.56	3,854	0
	2009	$39.56	$47.32	3,494	0
	2010	$47.32	$50.47	9,462	0
	2011	$50.47	$53.10	2,234	0
	2012	$53.10	$56.33	2,166	0
	2013	$56.33	$54.64	1,244	0
	2014	$54.64	$57.23	1,123	0

VAB Bond Portfolio	2005	$42.88	$42.60	0	220
	2006	$42.60	$44.00	0	215
	2007	$44.00	$45.14	0	210
	2008	$45.14	$39.54	0	205
	2009	$39.54	$47.29	0	199
	2010	$47.29	$50.44	0	194
	2011	$50.44	$53.07	0	189
	2012	$53.07	$56.30	0	185
	2013	$56.30	$54.61	0	181

Form V-4826	29

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2014	$54.61	$57.20	0	177

VAA Omni Portfolio	2005	$32.72	$35.43	25,224	0
	2006	$35.43	$39.71	22,695	0
	2007	$39.71	$42.03	18,665	0
	2008	$42.03	$28.49	13,735	0
	2009	$28.49	$37.52	11,676	0
	2010	$37.52	$42.01	9,462	0
	2011	$42.01	$39.84	7,844	0
	2012	$39.84	$44.15	6,523	0
	2013	$44.15	$57.01	5,132	0
	2014	$57.01	$63.22	5,015	0

VAB Omni Portfolio	2005	$32.67	$35.38	0	15,726
	2006	$35.38	$39.60	0	12,506
	2007	$39.60	$41.97	0	8,503
	2008	$41.97	$28.45	0	7,530
	2009	$28.45	$37.47	0	6,376
	2010	$37.47	$41.95	0	5,734
	2011	$41.95	$39.79	0	4,198
	2012	$39.79	$44.09	0	4,077
	2013	$44.09	$56.93	0	4,059
	2014	$56.93	$63.13	0	417

International Portfolio	2005	$17.64	$19.09	21,559	3,487
	2006	$19.09	$22.52	19,796	3,297
	2007	$22.52	$24.37	14,771	1,612
	2008	$24.37	$13.00	9,260	1,084
	2009	$13.00	$17.77	9,131	666
	2010	$17.77	$20.52	7,169	659
	2011	$20.52	$17.17	6,984	552
	2012	$17.17	$20.42	6,695	477
	2013	$20.42	$22.56	5,449	470
	2014	$22.56	$20.21	5,437	458

Capital Appreciation Portfolio	2005	$26.40	$27.49	6,683	506
	2006	$27.49	$31.64	5,166	256
	2007	$31.64	$32.49	5,104	91
	2008	$32.49	$19.60	3,078	52
	2009	$19.60	$27.70	2,827	46
	2010	$27.70	$32.05	2,785	28
	2011	$32.05	$31.18	2,296	24
	2012	$31.18	$36.26	2,143	19
	2013	$36.26	$48.24	1,659	15
	2014	$48.24	$51.80	1,627	12

Form V-4826	30

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

International Small-Mid Company Portfolio	2005	$19.33	$24.67	6,104	181
	2006	$24.67	$30.83	4,252	158
	2007	$30.83	$35.82	4,833	158
	2008	$35.82	$17.25	969	158
	2009	$17.25	$24.92	923	157
	2010	$24.92	$29.52	722	157
	2011	$29.52	$24.08	722	157
	2012	$24.08	$29.23	330	156
	2013	$29.23	$36.91	308	156
	2014	$36.91	$33.30	287	0

Small Cap Growth Portfolio	2005	$7.72	$8.13	4,190	1,438
	2006	$8.13	$10.10	3,805	612
	2007	$10.10	$11.45	3,861	469
	2008	$11.45	$5.93	3,697	252
	2009	$5.93	$8.84	3,686	252
	2010	$8.84	$11.36	3,675	252
	2011	$11.36	$11.55	3,563	252
	2012	$11.55	$13.48	3,250	126
	2013	$13.48	$19.37	7,061	227
	2014	$19.37	$21.20	6,916	217

Mid Cap Opportunity Portfolio	2005	$12.32	$13.40	6,768	1,796
	2006	$13.40	$14.54	4,051	1,798
	2007	$14.54	$16.94	4,075	104
	2008	$16.94	$8.16	2,317	108
	2009	$8.16	$11.35	2,338	113
	2010	$11.35	$13.43	2,272	117
	2011	$13.43	$12.84	1,898	0
	2012	$12.84	$15.20	1,716	0
	2013	$15.20	$19.91	0	0
	2014	$19.91	$21.96	0	0

Capital Growth Portfolio	2005	$8.25	$8.38	1,564	0
	2006	$8.38	$9.95	1,142	0
	2007	$9.95	$10.94	1,122	0
	2008	$10.94	$6.89	848	0
	2009	$6.89	$9.22	828	0
	2010	$9.22	$12.44	827	0
	2011	$12.44	$12.00	827	0
	2012	$12.00	$13.51	752	0
	2013	$13.51	$17.41	716	0
	2014	$17.41	$17.64	684	0

Form V-4826	31

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

S&P 500® Index Portfolio	2005	$8.97	$9.27	11,960	5,641
	2006	$9.27	$10.57	7,298	4,770
	2007	$10.57	$10.99	7,126	3,903
	2008	$10.99	$6.81	415	2,436
	2009	$6.81	$8.48	411	2,268
	2010	$8.48	$9.60	243	1,942
	2011	$9.60	$9.66	239	1,800
	2012	$9.66	$11.03	235	1,665
	2013	$11.03	$14.37	231	1,543
	2014	$14.37	$16.08	49	1,433

Strategic Value Portfolio	2005	$10.61	$10.99	1,542	1,048
	2006	$10.99	$12.65	1,542	1,048
	2007	$12.65	$11.42	1,541	1,047
	2008	$11.42	$8.10	0	0
	2009	$8.10	$8.94	0	0
	2010	$8.94	$9.90	0	0
	2011	$9.90	$11.17	0	0
	2012	$11.17	$11.84	0	0
	2013	$11.84	$14.17	0	0
	2014	$14.17	$15.76	0	0

Aggressive Growth Portfolio	2005	$6.29	$7.05	0	0
	2006	$7.05	$7.38	0	0
	2007	$7.38	$9.46	6,173	0
	2008	$9.46	$5.27	0	0
	2009	$5.27	$7.43	0	0
	2010	$7.43	$8.08	0	0
	2011	$8.08	$7.57	0	0
	2012	$7.57	$9.20	0	0
	2013	$9.20	$11.97	0	0
	2014	$11.97	$12.97	0	0

Nasdaq-100® Index Portfolio	2005	$3.97	$3.99	945	0
	2006	$3.99	$4.20	943	0
	2007	$4.20	$4.93	940	0
	2008	$4.93	$2.83	937	0
	2009	$2.83	$4.30	934	0
	2010	$4.30	$5.08	931	0
	2011	$5.08	$5.18	929	0
	2012	$5.18	$6.04	616	0
	2013	$6.04	$8.13	614	0
	2014	$8.13	$9.55	613	0

Form V-4826	32

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
High Income Bond Portfolio	2005	$13.32	$13.57	3,303	155
	2006	$13.57	$14.79	2,867	160
	2007	$14.79	$11.42	1,541	165
	2008	$11.42	$11.19	2,064	170
	2009	$11.19	$16.51	2,063	175
	2010	$16.51	$18.63	2,063	178
	2011	$18.63	$19.42	1,994	0
	2012	$19.42	$21.96	1,925	0
	2013	$21.96	$23.26	0	0
	2014	$23.26	$23.64	0	0

Bristol Portfolio	2005	$10.00	$10.32	308	0
	2006	$10.32	$11.89	927	0
	2007	$11.89	$12.67	949	0
	2008	$12.67	$7.45	15	0
	2009	$7.45	$10.01	45	0
	2010	$10.01	$11.20	0	0
	2011	$11.20	$10.28	0	0
	2012	$10.28	$11.51	0	0
	2013	$11.51	$16.08	0	0
	2014	$16.08	$18.11	0	0

Bryton Growth Portfolio	2007	$12.04	$13.08	0	0
	2008	$13.08	$7.82	16	0
	2009	$7.82	$10.50	16	0
	2010	$10.50	$12.89	16	0
	2011	$12.89	$11.56	16	0
	2012	$11.56	$12.73	16	0
	2013	$12.73	$17.72	16	0
	2014	$17.72	$18.61	0	0

Balanced Portfolio	2007	$11.41	$12.67	0	1,577
	2008	$12.67	$9.16	0	0
	2009	$9.16	$11.31	0	0
	2010	$11.31	$12.06	0	0
	2011	$12.06	$12.20	0	0
	2012	$12.20	$13.67	0	0
	2013	$13.67	$15.59	0	0
	2014	$15.59	$16.35	0	0

Target VIP Portfolio	2007	$11.09	$11.96	0	0
	2008	$11.96	$6.75	0	0
	2009	$6.75	$7.66	0	0
	2010	$7.66	$9.05	0	0
	2011	$9.05	$8.82	0	0

Form V-4826	33

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2012	$8.82	$10.06	0	0
	2013	$10.06	$13.60	0	0
	2014	$13.60	$14.45	4,950	0

Bristol Growth Portfolio	2007	$10.00	$10.26	0	0
	2008	$10.26	$6.03	0	0
	2009	$6.03	$8.49	0	0
	2010	$8.49	$9.47	0	0
	2011	$9.47	$9.20	0	0
	2012	$9.20	$10.12	0	0
	2013	$10.12	$13.88	11	0
	2014	$13.88	$15.37	0	0

Risk Managed Balanced Portfolio	2014	$10.00	$10.75	0	0

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Equity Fund	2008	$12.19	$6.21	0	0
	2009	$6.21	$8.38	0	0
	2010	$8.38	$9.11	0	0
	2011	$9.11	$8.38	0	0
	2012	$8.38	$9.56	0	0
	2013	$9.56	$11.22	0	0
	2014	$11.22	$11.11	0	0

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.30	0	0
	2013	$10.30	$10.33	0	0
	2014	$10.33	$10.81	0	0

AB Variable Product Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio	2012	$10.00	$10.17	0	0
	2013	$10.17	$11.26	0	0
	2014	$11.26	$11.60	0	0

Calvert Variable Products, Inc.
Calvert VP S&P 500 Index Portfolio	2005	$10.00	$7.50	0	1,050
	2006	$7.50	$8.17	0	1,049
	2007	$8.17	$8.88	0	1,049
	2008	$8.88	$5.64	0	1,049
	2009	$5.64	$7.49	0	1,048
	2010	$7.49	$8.69	0	1,048
	2011	$8.69	$8.48	0	1,048
	2012	$8.48	$9.73	0	524

Form V-4826	34

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$9.73	$12.61	0	485
	2014	$12.61	$13.71	0	464

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2008	$12.31	$8.55	0	0
	2009	$8.55	$10.34	0	0
	2010	$10.34	$11.77	0	0
	2011	$11.77	$12.66	0	0
	2012	$12.66	$13.79	0	0
	2013	$13.79	$16.48	0	0
	2014	$16.48	$17.58	0	0

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2008	$10.00	$6.28	0	0
	2009	$6.28	$8.02	0	0
	2010	$8.02	$9.34	0	0
	2011	$9.34	$8.00	0	0
	2012	$8.00	$9.25	0	0
	2013	$9.25	$12.78	0	0
	2014	$12.78	$13.84	0	0

Federated Managed Volatility Fund II	2012	$10.00	$10.33	0	0
	2013	$10.33	$12.44	0	0
	2014	$12.44	$12.78	751	0

Fidelity® Variable Insurance Products Funds (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2005	$10.33	$11.92	13,160	251
	2006	$11.92	$13.14	12,104	251
	2007	$13.14	$15.25	11,506	250
	2008	$15.25	$8.64	6,495	250
	2009	$8.64	$11.58	7,242	249
	2010	$11.58	$13.39	7,470	249
	2011	$13.39	$12.88	6,526	248
	2012	$12.88	$14.79	6,384	247
	2013	$14.79	$19.16	6,400	247
	2014	$19.16	$21.16	6,296	0

Fidelity® VIP Mid Cap Portfolio	2005	$15.99	$18.67	10,004	0
	2006	$18.67	$20.76	8,511	0
	2007	$20.76	$23.68	8,487	0
	2008	$23.68	$14.14	5,494	0
	2009	$14.14	$19.55	5,105	0
	2010	$19.55	$24.86	5,233	0

Form V-4826	35

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2011	$24.86	$21.92	5,368	0
	2012	$21.92	$24.84	5,363	0
	2013	$24.84	$33.39	2,321	0
	2014	$33.39	$35.01	2,276	0

Fidelity® VIP Growth Portfolio	2005	$6.34	$6.62	6,227	1,174
	2006	$6.62	$6.98	6,185	277
	2007	$6.98	$8.74	5,963	287
	2008	$8.74	$4.56	5,482	298
	2009	$4.56	$5.77	5,021	314
	2010	$5.77	$7.07	4,649	326
	2011	$7.07	$6.99	984	0
	2012	$6.99	$7.91	983	0
	2013	$7.91	$10.63	982	0
	2014	$10.63	$11.68	981	0

Fidelity® VIP Equity-Income Portfolio	2007	$10.94	$12.30	1,383	960
	2008	$12.30	$6.96	0	0
	2009	$6.96	$8.94	0	0
	2010	$8.94	$10.16	0	0
	2011	$10.16	$10.12	0	0
	2012	$10.12	$11.71	0	0
	2013	$11.71	$14.81	0	0
	2014	$14.81	$15.89	0	567

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.30	0	0
	2009	$5.30	$7.20	0	0
	2010	$7.20	$9.26	282	0
	2011	$9.26	$9.87	390	0
	2012	$9.87	$11.55	1,421	0
	2013	$11.55	$11.61	1,445	0
	2014	$11.61	$14.91	1,408	0

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.37	0	0
	2014	$11.37	$11.89	0	0

Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income VIP Fund	2007	$11.77	$12.08	903	0
	2008	$12.08	$8.40	618	0
	2009	$8.40	$11.27	589	0
	2010	$11.27	$12.56	601	0
	2011	$12.56	$12.72	550	0
	2012	$12.72	$14.17	502	0
	2013	$14.17	$15.97	16	0

Form V-4826	36

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2014	$15.97	$16.53	0	0

Franklin Flex Cap Growth VIP Fund	2007	$10.81	$12.22	0	0
	2008	$12.22	$7.82	0	0
	2009	$7.82	$10.28	0	0
	2010	$10.28	$11.82	0	0
	2011	$11.82	$11.13	0	0
	2012	$11.13	$12.02	0	0
	2013	$12.02	$16.35	0	0
	2014	$16.35	$17.16	0	0

Templeton Foreign VIP Fund	2007	$12.54	$14.32	853	0
	2008	$14.32	$8.44	407	0
	2009	$8.44	$11.44	392	0
	2010	$11.44	$12.27	392	0
	2011	$12.27	$10.85	391	0
	2012	$10.85	$12.69	333	0
	2013	$12.69	$15.43	305	0
	2014	$15.43	$13.56	280	0

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Founding Funds Allocation VIP Fund	2008	$10.00	$6.62	0	0
	2009	$6.62	$8.51	0	0
	2010	$8.51	$9.28	0	0
	2011	$9.28	$9.03	0	0
	2012	$9.03	$10.28	0	0
	2013	$10.28	$12.58	0	0
	2014	$12.58	$12.79	0	0

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2005	$11.25	$11.57	2,285	0
	2006	$11.57	$14.03	1,532	0
	2007	$14.03	$14.09	1,522	0
	2008	$14.09	$9.12	334	0
	2009	$9.12	$10.68	325	0
	2010	$10.68	$11.74	317	0
	2011	$11.74	$10.80	309	0
	2012	$10.80	$12.72	300	0
	2013	$12.72	$16.76	292	0
	2014	$16.76	$18.73	113	0

Goldman Sachs U.S. Equity Insights Fund	2005	$9.57	$10.08	0	0

Form V-4826	37

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2006	$10.08	$11.26	0	0
	2007	$11.26	$10.95	0	0
	2008	$10.95	$6.82	0	0
	2009	$6.82	$8.18	0	0
	2010	$8.18	$9.13	0	0
	2011	$9.13	$9.39	0	0
	2012	$9.39	$10.63	0	0
	2013	$10.63	$14.46	0	0
	2014	$14.46	$16.65	0	0

Goldman Sachs Strategic Growth Fund	2005	$8.51	$8.66	49	0
	2006	$8.66	$9.30	0	0
	2007	$9.30	$10.13	0	0
	2008	$10.13	$5.84	0	0
	2009	$5.84	$8.53	0	0
	2010	$8.53	$9.34	0	0
	2011	$9.34	$9.00	0	0
	2012	$9.00	$10.67	0	0
	2013	$10.67	$13.98	0	0
	2014	$13.98	$15.71	0	0

Goldman Sachs Global Trends Allocation Fund	2012	$10.00	$10.24	0	0
	2013	$10.24	$11.50	0	0
	2014	$11.50	$11.82	0	0

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	2009	$10.00	$11.88	1,233	0
	2010	$11.88	$12.77	1,431	0
	2011	$12.77	$11.72	8,635	0
	2012	$11.72	$13.82	8,916	0
	2013	$13.82	$17.10	1,929	0
	2014	$17.10	$16.02	1,890	0

Ivy Funds VIP Global Natural Resources	2009	$10.00	$13.58	1,206	0
	2010	$13.58	$15.73	1,205	0
	2011	$15.73	$12.22	1,205	0
	2012	$12.22	$12.31	0	0
	2013	$12.31	$13.13	0	0
	2014	$13.13	$11.29	0	0

Ivy Funds VIP Science and Technology	2009	$10.00	$12.91	0	0
	2010	$12.91	$14.40	0	0
	2011	$14.40	$13.43	48	0
	2012	$13.43	$16.97	812	0
	2013	$16.97	$26.26	1,375	0

Form V-4826	38

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2014	$26.26	$26.73	1,340	0

Janus Aspen Series (Institutional Shares)
Janus Portfolio	2005	$7.18	$7.41	4,648	1,201
	2006	$7.41	$8.16	3,663	1,150
	2007	$8.16	$9.29	3,545	1,038
	2008	$9.29	$5.54	2,510	881
	2009	$5.54	$7.47	2,341	749
	2010	$7.47	$8.46	2,317	610
	2011	$8.46	$7.93	2,111	570
	2012	$7.93	$9.30	1,119	457
	2013	$9.30	$11.99	1,119	424
	2014	$11.99	$13.40	1,118	394

Global Research Portfolio	2005	$7.93	$8.30	9,299	1,729
	2006	$8.30	$9.70	6,473	1,728
	2007	$9.70	$10.52	5,912	220
	2008	$10.52	$5.76	3,829	219
	2009	$5.76	$7.84	3,609	0
	2010	$7.84	$8.99	3,436	0
	2011	$8.99	$7.67	1,438	0
	2012	$7.67	$9.11	1,272	0
	2013	$9.11	$11.57	1,491	0
	2014	$11.57	$12.30	1,314	0

Balanced Portfolio	2005	$11.26	$12.03	15,867	7,472
	2006	$12.03	$13.17	10,425	7,474
	2007	$13.17	$14.40	9,529	1,274
	2008	$14.40	$11.98	4,836	1,277
	2009	$11.98	$14.92	5,331	1,281
	2010	$14.92	$16.00	5,602	1,284
	2011	$16.00	$16.08	5,309	1,132
	2012	$16.08	$18.07	5,317	0
	2013	$18.07	$21.48	3,812	0
	2014	$21.48	$23.05	4,444	0
Janus Aspen Series (Service Shares)
Overseas Portfolio	2005	$10.00	$10.94	730	0
	2006	$10.94	$15.87	10,899	0
	2007	$15.87	$20.09	11,812	0
	2008	$20.09	$9.49	513	0
	2009	$9.49	$16.81	3,659	0
	2010	$16.81	$20.79	2,905	0
	2011	$20.79	$13.92	2,828	0
	2012	$13.92	$15.58	673	0
	2013	$15.58	$17.61	462	0

Form V-4826	39

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2014	$17.61	$15.31	439	0

INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.90	0	0
	2013	$9.90	$12.22	0	0
	2014	$12.22	$14.23	0	0

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	2007	$11.98	$12.14	519	990
	2008	$12.14	$8.02	0	0
	2009	$8.02	$10.04	0	0
	2010	$10.04	$12.26	0	0
	2011	$12.26	$12.39	0	0
	2012	$12.39	$14.75	0	0
	2013	$14.75	$19.30	0	0
	2014	$19.30	$21.98	0	0

JPMorgan Insurance Trust Small Cap Core Portfolio	2007	$11.61	$10.83	0	0
	2008	$10.83	$7.29	0	0
	2009	$7.29	$8.84	0	0
	2010	$8.84	$11.11	0	0
	2011	$11.11	$10.47	0	0
	2012	$10.47	$12.39	0	0
	2013	$12.39	$17.44	0	0
	2014	$17.44	$18.91	0	0

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2005	$18.59	$19.13	1,350	902
	2006	$19.13	$21.96	1,424	175
	2007	$21.96	$20.15	1,128	174
	2008	$20.15	$12.66	288	0
	2009	$12.66	$19.12	277	0
	2010	$19.12	$23.40	266	0
	2011	$23.40	$21.05	0	0
	2012	$21.05	$22.95	0	0
	2013	$22.95	$30.70	0	0
	2014	$30.70	$33.72	0	0

Lazard Retirement Emerging Markets Equity Portfolio	2005	$15.91	$22.15	7,746	0
	2006	$22.15	$28.48	2,956	442
	2007	$28.48	$37.55	4,644	510

Form V-4826	40

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2008	$37.55	$19.04	538	141
	2009	$19.04	$31.99	1,000	501
	2010	$31.99	$38.82	1058	501
	2011	$38.82	$31.49	801	0
	2012	$31.49	$38.01	751	0
	2013	$38.01	$37.13	793	0
	2014	$37.13	$35.03	768	0

Lazard Retirement U.S. Strategic Equity Portfolio	2007	$11.91	$11.67	0	0
	2008	$11.67	$7.47	0	0
	2009	$7.47	$9.37	0	0
	2010	$9.37	$10.46	0	0
	2011	$10.46	$10.55	0	0
	2012	$10.55	$11.90	0	0
	2013	$11.90	$15.07	0	0
	2014	$15.07	$17.10	0	0

Lazard Retirement International Equity Portfolio	2007	$12.64	$13.85	0	0
	2008	$13.85	$8.63	0	0
	2009	$8.63	$10.37	0	0
	2010	$10.37	$10.94	0	0
	2011	$10.94	$10.04	0	0
	2012	$10.04	$12.02	0	0
	2013	$12.02	$14.36	0	0
	2014	$14.36	$13.61	0	0

Lazard Retirement Global Dynamic Multi Asset Portfolio	2012	$10.00	$10.50	0	0
	2013	$10.50	$12.41	0	0
	2014	$12.41	$12.60	0	0

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2008	$11.78	$7.57	0	0
	2009	$7.57	$9.20	0	0
	2010	$9.20	$10.22	0	0
	2011	$10.22	$10.91	0	0
	2012	$10.91	$12.32	0	0
	2013	$12.32	$15.35	0	0
	2014	$15.35	$17.25	0	0

ClearBridge Variable Large Cap Value Portfolio	2008	$12.34	$7.86	0	0
	2009	$7.86	$9.67	0	0
	2010	$9.67	$10.47	0	0
	2011	$10.47	$10.87	0	0

Form V-4826	41

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2012	$10.87	$12.53	0	0
	2013	$12.53	$16.40	0	0
	2014	$16.40	$18.13	0	474

Legg Mason Dynamic Mutli-Strategy VIT Portfolio	2012	$10.00	$10.17	0	0
	2013	$10.17	$11.91	0	0
	2014	$11.91	$12.57	0	0

MFS® Variable Insurance Trust
MFS® New Discovery Series	2007	$11.61	$11.74	0	0
	2008	$11.74	$7.02	0	0
	2009	$7.02	$11.32	0	0
	2010	$11.32	$15.22	0	0
	2011	$15.22	$13.47	0	0
	2012	$13.47	$16.11	0	0
	2013	$16.11	$22.50	0	0
	2014	$22.50	$20.59	0	0

MFS® Investors Growth Series	2007	$10.88	$11.94	0	0
	2008	$11.94	$7.44	0	0
	2009	$7.44	$10.24	0	0
	2010	$10.24	$11.36	0	0
	2011	$11.36	$11.28	0	0
	2012	$11.28	$13.02	0	0
	2013	$13.02	$16.74	0	0
	2014	$16.74	$18.40	0	0

MFS® Mid Cap Growth Series	2007	$10.37	$11.24	0	0
	2008	$11.24	$5.38	0	0
	2009	$5.38	$7.52	0	0
	2010	$7.52	$9.61	0	0
	2011	$9.61	$8.92	0	0
	2012	$8.92	$10.27	0	0
	2013	$10.27	$13.93	0	0
	2014	$13.93	$14.96	0	0

MFS® Total Return Series	2007	$11.22	$11.54	0	524
	2008	$11.54	$8.87	0	0
	2009	$8.87	$10.32	0	0
	2010	$10.32	$11.19	620	0
	2011	$11.19	$11.25	620	0
	2012	$11.25	$12.34	619	0
	2013	$12.34	$14.49	619	0
	2014	$14.49	$15.52	618	0

Form V-4826	42

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Neuberger Berman Advisers Management Trust
AMT Mid Cap Intrinsic Value Portfolio	2008	$10.39	$5.56	0	0
	2009	$5.56	$8.03	0	0
	2010	$8.03	$10.01	0	0
	2011	$10.01	$9.24	0	0
	2012	$9.24	$10.54	0	0
	2013	$10.54	$14.25	0	0
	2014	$14.25	$16.01	0	0

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2012	$10.00	$10.21	0	0
	2013	$10.21	$10.90	0	0
	2014	$10.90	$11.11	0	0

TOPS® Managed Risk Moderate Growth ETF Portfolio	2012	$10.00	$10.21	123	0
	2013	$10.21	$11.35	0	0
	2014	$11.35	$11.54	0	0

TOPS® Managed Risk Growth ETF Portfolio	2012	$10.00	$10.17	165	0
	2013	$10.17	$11.67	0	0
	2014	$11.67	$11.69	0	0

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2007	$10.04	$10.99	367	0
	2008	$10.99	$10.10	0	514
	2009	$10.10	$11.83	0	512
	2010	$11.83	$12.65	19	511
	2011	$12.65	$13.97	68	510
	2012	$13.97	$15.03	754	509
	2013	$15.03	$13.49	663	171
	2014	$13.49	$13.76	0	171

PIMCO Total Return Portfolio	2007	$10.42	$11.21	133	0
	2008	$11.21	$11.62	0	0
	2009	$11.62	$13.11	454	0
	2010	$13.11	$14.02	620	511
	2011	$14.02	$14.37	1,281	0
	2012	$14.37	$15.58	1,207	0
	2013	$15.58	$15.11	934	0
	2014	$15.11	$15.58	481	0

PIMCO Global Bond Portfolio (Unhedged)	2007	$10.34	$11.23	0	0

Form V-4826	43

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2008	$11.23	$11.01	330	487
	2009	$11.01	$12.73	316	485
	2010	$12.73	$14.06	299	484
	2011	$14.06	$14.96	191	483
	2012	$14.96	$15.82	83	482
	2013	$15.82	$14.32	77	167
	2014	$14.32	$14.49	72	166

PIMCO CommodityRealReturn® Strategy Portfolio	2009		$13.38	449	0
	2010	$13.38	$16.48	723	0
	2011	$16.48	$15.07	795	0
	2012	$15.07	$15.70	757	0
	2013	$15.70	$13.25	639	0
	2014	$13.25	$10.69	128	0

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.04	0	0
	2013	$10.04	$11.06	0	0
	2014	$11.06	$11.58	0	0

The Prudential Series Fund, Inc. (Class II)
Jennison 20/20 Focus Portfolio	2005	$10.00	$10.38	0	0
	2006	$10.38	$11.67	0	0
	2007	$11.67	$12.71	0	0
	2008	$12.71	$7.62	0	0
	2009	$7.62	$11.86	0	0
	2010	$11.86	$12.59	0	0
	2011	$12.59	$11.89	0	0
	2012	$11.89	$13.01	0	0
	2013	$13.01	$16.65	0	0
	2014	$16.65	$17.57	0	0

Jennison Portfolio	2005	$10.00	$10.34	0	0
	2006	$10.34	$10.37	0	0
	2007	$10.37	$11.44	0	0
	2008	$11.44	$7.07	0	0
	2009	$7.07	$9.96	0	0
	2010	$9.96	$10.98	0	0
	2011	$10.98	$10.86	0	0
	2012	$10.86	$12.43	0	0
	2013	$12.43	$16.85	0	0
	2014	$16.85	$18.27	0	0

Royce Capital Fund (Investment Class Shares)

Form V-4826	44

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Royce Small Cap Portfolio	2005	$10.00	$10.32	1,535	0
	2006	$10.32	$11.80	3,239	0
	2007	$11.80	$11.42	4,554	0
	2008	$11.42	$8.23	993	0
	2009	$8.23	$11.00	1,087	0
	2010	$11.00	$13.11	1,349	0
	2011	$13.11	$12.54	1,431	0
	2012	$12.54	$13.96	1,397	0
	2013	$13.96	$18.60	1,416	0
	2014	$18.60	$19.00	1,332	0

Royce Micro-Cap Portfolio	2007	$12.59	$12.95	0	0
	2008	$12.95	$7.26	993	0
	2009	$7.26	$11.35	17	0
	2010	$11.35	$14.60	17	0
	2011	$14.60	$12.69	17	0
	2012	$12.69	$13.51	17	0
	2013	$13.51	$16.16	17	0
	2014	$16.16	$15.41	0	0

The Universal Institutional Funds, Inc. (Class I)
Morgan Stanley UIF U.S. Real Estate Portfolio	2005	$25.31	$29.39	2,072	0
	2006	$29.39	$40.13	3,701	0
	2007	$40.13	$32.91	1,405	0
	2008	$32.91	$20.22	1,239	0
	2009	$20.22	$25.67	1,238	0
	2010	$25.67	$32.99	1,237	0
	2011	$32.99	$34.57	1,202	0
	2012	$34.57	$39.60	1,167	0
	2013	$39.60	$39.98	208	0
	2014	$39.98	$51.30	186	0

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2008	$10.80	$9.57	0	0
	2009	$9.57	$10.35	0	0
	2010	$10.35	$10.94	0	0
	2011	$10.94	$11.41	0	0
	2012	$11.41	$12.32	0	0
	2013	$12.32	$12.11	0	0
	2014	$12.11	$12.89	0	0

Morgan Stanley UIF Growth Portfolio	2008	$12.34	$6.18	0	0
	2009	$6.18	$10.10	0	0

Form V-4826	45

Multiple Funded Combination Annuity ("TOP I")	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$10.10	$12.25	0	0
	2011	$12.25	$11.74	0	0
	2012	$11.74	$13.25	0	0
	2013	$13.25	$19.36	0	0
	2014	$19.36	$20.31	0	0

Wells Fargo Advantage FundsSM Variable Trust
VT Discovery Fund	2005	$6.79	$7.81	2,472	0
	2006	$7.81	$8.85	2,230	0
	2007	$8.85	$10.71	1,113	0
	2008	$10.71	$5.89	642	0
	2009	$5.89	$8.18	641	0
	2010	$8.18	$10.97	640	0
	2011	$10.97	$10.89	373	0
	2012	$10.89	$12.68	372	0
	2013	$12.68	$18.04	372	0
	2014	$18.04	$17.91	372	0

VT Opportunity Fund	2005	$12.85	$13.72	3,214	1,110
	2006	$13.72	$15.22	1,836	336
	2007	$15.22	$16.06	1,350	287
	2008	$16.06	$9.51	292	213
	2009	$9.51	$13.90	291	212
	2010	$13.90	$17.02	291	128
	2011	$17.02	$15.90	290	128
	2012	$15.90	$18.17	290	0
	2013	$18.17	$23.49	290	0
	2014	$23.49	$25.65	289	0

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
Ohio National Fund, Inc.
Money Market Portfolio	2005	$11.88	$12.06	149,232
	2006	$12.06	$12.46	114,065
	2007	$12.46	$12.90	68,778
	2008	$12.90	$12.94	50,589
	2009	$12.94	$12.76	41,875
	2010	$12.76	$12.59	31,182
	2011	$12.59	$12.41	22,159
	2012	$12.41	$12.24	18,999
	2013	$12.24	$12.07	13,798

Form V-4826	46

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2014	$12.07	$11.91	13,262

Equity Portfolio	2005	$15.03	$15.73	101,320
	2006	$15.73	$16.55	58,657
	2007	$16.55	$15.36	41,716
	2008	$15.36	$6.84	30,477
	2009	$6.84	$9.39	23,936
	2010	$9.39	$9.99	21,776
	2011	$9.99	$9.52	20,672
	2012	$9.52	$10.86	17,680
	2013	$10.86	$14.75	17,096
	2014	$14.75	$16.59	16,716

Bond Portfolio	2005	$15.11	$14.96	50,332
	2006	$14.96	$15.41	38,047
	2007	$15.41	$15.77	20,500
	2008	$15.77	$13.77	9,783
	2009	$13.77	$16.42	9,439
	2010	$16.42	$17.46	6,259
	2011	$17.46	$18.32	5,668
	2012	$18.32	$19.37	4,627
	2013	$19.37	$18.74	2,900
	2014	$18.74	$19.57	2,766

Omni Portfolio	2005	$9.47	$10.23	62,008
	2006	$10.23	$11.43	41,259
	2007	$11.43	$12.06	27,967
	2008	$12.06	$8.15	19,400
	2009	$8.15	$10.70	16,240
	2010	$10.70	$11.95	13,850
	2011	$11.95	$11.30	9,542
	2012	$11.30	$12.48	7,179
	2013	$12.48	$16.07	6,238
	2014	$16.07	$17.77	5,257

S&P 500® Index Portfolio	2005	$11.31	$11.65	102,279
	2006	$11.65	$13.25	67,923
	2007	$13.25	$13.72	42,457
	2008	$13.72	$8.49	33,273
	2009	$8.49	$10.53	28,053
	2010	$10.53	$11.89	18,262
	2011	$11.89	$11.93	15,002
	2012	$11.93	$13.57	12,136
	2013	$13.57	$17.64	7,633
	2014	$17.64	$19.67	6,969

Form V-4826	47

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year

International Portfolio	2005	$10.39	$11.22	37,720
	2006	$11.22	$13.19	27,810
	2007	$13.19	$14.23	13,542
	2008	$14.23	$7.57	11,303
	2009	$7.57	$10.32	10,035
	2010	$10.32	$11.88	5,954
	2011	$11.88	$9.91	4,597
	2012	$9.91	$11.75	3,627
	2013	$11.75	$12.94	3,620
	2014	$12.94	$11.56	3,377

International Small-Mid Company Portfolio	2005	$16.85	$21.44	22,876
	2006	$21.44	$26.72	19,823
	2007	$26.72	$30.95	8,696
	2008	$30.95	$14.86	8,163
	2009	$14.86	$21.41	7,513
	2010	$21.41	$25.28	5,237
	2011	$25.28	$20.56	3,146
	2012	$20.56	$24.88	1,671
	2013	$24.88	$31.33	1,483
	2014	$31.33	$28.18	1,119

Capital Appreciation Portfolio	2005	$19.82	$20.57	47,804
	2006	$20.57	$23.61	34,030
	2007	$23.61	$24.17	21,920
	2008	$24.17	$14.54	15,501
	2009	$14.54	$20.48	12,258
	2010	$20.48	$23.63	9,613
	2011	$23.63	$22.92	7,495
	2012	$22.92	$26.58	5,985
	2013	$26.58	$35.26	5,493
	2014	$35.26	$37.74	4,485

Mid Cap Opportunity Portfolio	2005	$13.68	$14.84	4,178
	2006	$14.84	$16.05	872
	2007	$16.05	$18.65	581
	2008	$18.65	$8.96	807
	2009	$8.96	$12.42	631
	2010	$12.42	$14.65	594
	2011	$14.65	$13.97	547
	2012	$13.97	$16.49	64
	2013	$16.49	$21.54	0
	2014	$21.54	$23.68	0

Form V-4826	48

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
Capital Growth Portfolio	2005	$17.72	$17.93	1,524
	2006	$17.93	$21.25	2,499
	2007	$21.25	$23.30	594
	2008	$23.30	$14.62	557
	2009	$14.62	$19.51	514
	2010	$19.51	$26.25	353
	2011	$26.25	$25.25	317
	2012	$25.25	$28.34	317
	2013	$28.34	$36.41	317
	2014	$36.41	$36.78	317

High Income Bond Portfolio	2005	$12.70	$12.90	5,409
	2006	$12.90	$14.01	2,975
	2007	$14.01	$14.30	1,993
	2008	$14.30	$10.54	1,789
	2009	$10.54	$15.51	1,335
	2010	$15.51	$17.45	771
	2011	$17.45	$18.13	835
	2012	$18.13	$20.44	834
	2013	$20.44	$21.59	753
	2014	$21.59	$21.88	752

Strategic Value Portfolio	2005	$10.70	$11.05	1,769
	2006	$11.05	$12.68	100
	2007	$12.68	$11.41	650
	2008	$11.41	$8.07	3,257
	2009	$8.07	$8.88	366
	2010	$8.88	$9.80	366
	2011	$9.80	$11.02	366
	2012	$11.02	$11.66	0
	2013	$11.66	$13.91	0
	2014	$13.91	$15.42	0

Aggressive Growth Portfolio	2005	$5.90	$6.59	19,393
	2006	$6.59	$6.88	18,438
	2007	$6.88	$8.79	15,976
	2008	$8.79	$4.88	14,651
	2009	$4.88	$6.86	8,910
	2010	$6.86	$7.44	6,836
	2011	$7.44	$6.96	4,530
	2012	$6.96	$8.43	4,199
	2013	$8.43	$10.92	4,171
	2014	$10.92	$11.81	3,954

Small Cap Growth Portfolio	2005	$7.60	$7.98	2,258

Form V-4826	49

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2006	$7.98	$9.89	2,257
	2007	$9.89	$11.18	0
	2008	$11.18	$5.77	0
	2009	$5.77	$8.57	0
	2010	$8.57	$10.99	0
	2011	$10.99	$11.14	0
	2012	$11.14	$12.96	0
	2013	$12.96	$18.57	9,230
	2014	$18.57	$20.26	8,624

Nasdaq-100® Index Portfolio	2005	$3.92	$3.92	2,754
	2006	$3.92	$4.12	2,013
	2007	$4.12	$4.82	1,285
	2008	$4.82	$2.76	1,441
	2009	$2.76	$4.18	1,330
	2010	$4.18	$4.92	0
	2011	$4.92	$5.01	0
	2012	$5.01	$5.82	0
	2013	$5.82	$7.80	0
	2014	$7.80	$9.14	0

Bristol Portfolio	2006	$12.32	$11.84	2,837
	2007	$11.84	$12.59	3,071
	2008	$12.59	$7.38	3,092
	2009	$7.38	$9.88	3,047
	2010	$9.88	$11.03	2,200
	2011	$11.03	$10.10	2,156
	2012	$10.10	$11.27	1,050
	2013	$11.27	$15.69	1,050
	2014	$15.69	$17.62	1,050

Bryton Growth Portfolio	2006	$10.12	$11.99	33
	2007	$11.99	$13.00	33
	2008	$13.00	$7.75	0
	2009	$7.75	$10.37	0
	2010	$10.37	$12.69	0
	2011	$12.69	$11.35	0
	2012	$11.35	$12.46	0
	2013	$12.46	$17.29	0
	2014	$17.29	$18.11	0

Balanced Portfolio	2007	$11.37	$12.59	0
	2008	$12.59	$9.07	0
	2009	$9.07	$11.17	1,836
	2010	$11.17	$11.88	1,836

Form V-4826	50

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2011	$11.88	$11.98	1,836
	2012	$11.98	$13.39	1,836
	2013	$13.39	$15.22	1,836
	2014	$15.22	$15.91	1,836

Target VIP Portfolio	2007	$11.05	$11.96	0
	2008	$11.96	$6.68	0
	2009	$6.68	$7.56	0
	2010	$7.56	$8.91	0
	2011	$8.91	$8.66	0
	2012	$8.66	$9.85	0
	2013	$9.85	$13.28	0
	2014	$13.28	$14.07	0

Bristol Growth Portfolio	2007	$10.00	$10.24	0
	2008	$10.24	$6.00	0
	2009	$6.00	$8.42	0
	2010	$8.42	$9.37	0
	2011	$9.37	$9.08	0
	2012	$9.08	$9.95	0
	2013	$9.95	$13.60	0
	2014	$13.60	$15.03	0

Risk Managed Balanced Portfolio	2014	$10.00	$10.73	0

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Equity Fund	2008	$12.13	$6.16	0
	2009	$6.16	$8.29	0
	2010	$8.29	$8.99	0
	2011	$8.99	$8.24	0
	2012	$8.24	$9.37	0
	2013	$9.37	$10.97	0
	2014	$10.97	$10.83	0

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.28	0
	2013	$10.28	$10.28	0
	2014	$10.28	$10.72	0

AB Variable Product Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio	2012	$10.00	$10.15	0
	2013	$10.15	$11.20	0
	2014	$11.20	$11.51	0

Form V-4826	51

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year

Calvert Variable Series, Inc.
Calvert VP S&P 500 Index Portfolio	2007	$8.00	$8.67	246
	2008	$8.67	$5.49	245
	2009	$5.49	$7.27	243
	2010	$7.27	$8.41	242
	2011	$8.41	$8.18	241
	2012	$8.18	$9.35	239
	2013	$9.35	$12.09	239
	2014	$12.09	$13.11	238

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2008	$12.23	$8.47	2,587
	2009	$8.47	$10.22	0
	2010	$10.22	$11.59	0
	2011	$11.59	$12.43	0
	2012	$12.43	$13.50	0
	2013	$13.50	$16.09	239
	2014	$16.09	$17.10	0

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2008	$10.00	$6.27	0
	2009	$6.27	$7.98	568
	2010	$7.98	$9.27	568
	2011	$9.27	$7.91	568
	2012	$7.91	$9.13	568
	2013	$9.13	$12.57	568
	2014	$12.57	$13.57	568

Federated Managed Volatility Fund II	2012	$10.00	$10.31	0
	2013	$10.31	$12.37	0
	2014	$12.37	$12.68	0

Fidelity® Variable Insurance Products Funds (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2005	$10.19	$11.73	12,539
	2006	$11.73	$12.89	11,103
	2007	$12.89	$14.90	5,743
	2008	$14.90	$8.42	4,177
	2009	$8.42	$11.25	2,501
	2010	$11.25	$12.98	2,308
	2011	$12.98	$12.44	2,168
	2012	$12.44	$14.25	1,751
	2013	$14.25	$18.40	1,710

Form V-4826	52

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2014	$18.40	$20.26	1,675

Fidelity® VIP Mid Cap Portfolio	2005	$15.77	$18.36	9,823
	2006	$18.36	$20.35	5,564
	2007	$20.35	$23.15	5,512
	2008	$23.15	$13.78	4,740
	2009	$13.78	$19.00	4,467
	2010	$19.00	$24.09	2,812
	2011	$24.09	$21.18	28
	2012	$21.18	$23.93	1,963
	2013	$23.93	$32.06	1,662
	2014	$32.06	$33.52	1,619

Fidelity® VIP Growth Portfolio	2005	$6.26	$6.51	20,540
	2006	$6.51	$6.84	16,778
	2007	$6.84	$8.55	6,289
	2008	$8.55	$4.44	2,966
	2009	$4.44	$5.60	1,260
	2010	$5.60	$6.85	1,119
	2011	$6.85	$6.75	826
	2012	$6.75	$7.61	707
	2013	$7.61	$10.21	701
	2014	$10.21	$11.18	0

Fidelity® VIP Equity-Income Portfolio	2006	$10.11	$12.24	94
	2007	$12.24	$12.22	93
	2008	$12.22	$6.89	93
	2009	$6.89	$8.83	92
	2010	$8.83	$10.01	92
	2011	$10.01	$9.93	91
	2012	$9.93	$11.47	91
	2013	$11.47	$14.45	0
	2014	$14.45	$15.46	0

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.28	0
	2009	$5.28	$7.16	0
	2010	$7.16	$9.19	0
	2011	$9.19	$9.77	0
	2012	$9.77	$11.39	0
	2013	$11.39	$11.42	0
	2014	$11.42	$14.61	0

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.34	0
	2014	$11.34	$11.83	0

Form V-4826	53

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income VIP Fund	2006	$10.06	$11.73	3,555
	2007	$11.73	$12.00	931
	2008	$12.00	$8.32	929
	2009	$8.32	$11.13	0
	2010	$11.13	$12.37	0
	2011	$12.37	$12.49	205
	2012	$12.49	$13.87	220
	2013	$13.87	$15.59	179
	2014	$15.59	$16.08	142

Templeton Foreign VIP Fund	2006	$10.44	$12.49	1,016
	2007	$12.49	$14.23	1,121
	2008	$14.23	$8.36	1,064
	2009	$8.36	$11.30	839
	2010	$11.30	$12.09	868
	2011	$12.09	$10.65	1,023
	2012	$10.65	$12.42	858
	2013	$12.42	$15.06	783
	2014	$15.06	$13.20	716

Franklin Flex Cap Growth VIP Fund	2007	$10.77	$12.14	0
	2008	$12.14	$7.74	0
	2009	$7.74	$10.15	0
	2010	$10.15	$11.64	0
	2011	$11.64	$10.92	218
	2012	$10.92	$11.77	181
	2013	$11.77	$15.96	148
	2014	$15.96	$16.70	117

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Founding Funds Allocation VIP Fund	2008	$10.00	$6.60	0
	2009	$6.60	$8.47	0
	2010	$8.47	$9.21	0
	2011	$9.21	$8.93	0
	2012	$8.93	$10.14	0
	2013	$10.14	$12.37	0
	2014	$12.37	$12.53	0

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs U.S. Equity Insights Fund	2005	$10.77	$11.32	1,462
	2006	$11.32	$12.60	1,899

Form V-4826	54

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2007	$12.60	$12.22	2,032
	2008	$12.22	$7.59	1,993
	2009	$7.59	$9.07	2,011
	2010	$9.07	$10.10	1,071
	2011	$10.10	$10.36	1,001
	2012	$10.36	$11.69	933
	2013	$11.69	$15.86	874
	2014	$15.86	$18.20	823

Goldman Sachs Strategic Growth Fund	2005	$10.89	$11.06	13,742
	2006	$11.06	$11.84	8,736
	2007	$11.84	$12.86	4,868
	2008	$12.86	$7.38	4,687
	2009	$7.38	$10.76	2,828
	2010	$10.76	$11.75	560
	2011	$11.75	$11.28	381
	2012	$11.28	$13.34	380
	2013	$13.34	$17.42	379
	2014	$17.42	$19.53	228

Goldman Sachs Large Cap Value Fund	2006	$11.71	$12.04	9,002
	2007	$12.04	$12.05	7,980
	2008	$12.05	$7.78	6,457
	2009	$7.78	$9.08	4,882
	2010	$9.08	$9.95	2,689
	2011	$9.95	$9.13	2,623
	2012	$9.13	$10.72	2,210
	2013	$10.72	$14.09	2,153
	2014	$14.09	$15.69	1,461

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Global Trends Allocation Fund	2012	$10.00	$10.22	0
	2013	$10.22	$11.44	0
	2014	$11.44	$11.73	0

Janus Aspen Series (Institutional Shares)
Janus Portfolio	2005	$9.96	$10.25	11,602
	2006	$10.25	$11.25	9,669
	2007	$11.25	$12.77	8,214
	2008	$12.77	$7.59	7,468
	2009	$7.59	$10.21	7,384
	2010	$10.21	$11.53	1,087
	2011	$11.53	$10.77	924
	2012	$10.77	$12.59	923
	2013	$12.59	$16.19	923

Form V-4826	55

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2014	$16.19	$18.04	923

Global Research Portfolio	2005	$9.87	$10.31	39,235
	2006	$10.31	$12.02	18,295
	2007	$12.02	$12.99	13,721
	2008	$12.99	$7.09	6,822
	2009	$7.09	$9.63	6,089
	2010	$9.63	$11.00	4,129
	2011	$11.00	$9.35	3,155
	2012	$9.35	$11.08	2,533
	2013	$11.08	$14.03	2,299
	2014	$14.03	$14.87	1,813

Balanced Portfolio	2005	$15.04	$16.01	135,505
	2006	$16.01	$17.48	88,148
	2007	$17.48	$19.06	57,739
	2008	$19.06	$15.82	38,776
	2009	$15.82	$19.64	29,380
	2010	$19.64	$20.99	17,822
	2011	$20.99	$21.04	16,751
	2012	$21.04	$23.57	13,266
	2013	$23.57	$27.93	8,952
	2014	$27.93	$29.89	8,190

Janus Aspen Series (Service Shares)
Overseas Portfolio	2006	$16.00	$15.81	1,573
	2007	$15.81	$19.96	616
	2008	$19.96	$9.40	461
	2009	$9.40	$16.61	1,050
	2010	$16.61	$20.48	93
	2011	$20.48	$13.66	93
	2012	$13.66	$15.25	93
	2013	$15.25	$17.19	92
	2014	$17.19	$14.90	92

INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.89	0
	2013	$9.89	$12.18	0
	2014	$12.18	$14.13	0

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Small Cap Core Portfolio	2006	$15.12	$11.57	33
	2007	$11.57	$10.76	33
	2008	$10.76	$7.22	0
	2009	$7.22	$8.73	0

Form V-4826	56

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2010	$8.73	$10.94	0
	2011	$10.94	$10.28	0
	2012	$10.28	$12.13	0
	2013	$12.13	$17.03	0
	2014	$17.03	$18.40	0

JPMorgan Insurance Trust Mid Cap Value Portfolio	2006	$18.27	$11.93	2,049
	2007	$11.93	$12.06	2,201
	2008	$12.06	$7.94	2,129
	2009	$7.94	$9.92	2,169
	2010	$9.92	$12.07	1,433
	2011	$12.07	$12.17	1,407
	2012	$12.17	$14.44	1,297
	2013	$14.44	$18.84	1,276
	2014	$18.84	$21.39	1,258

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2005	$16.15	$16.56	5,290
	2006	$16.56	$18.96	2,424
	2007	$18.96	$17.35	411
	2008	$17.35	$10.87	316
	2009	$10.87	$16.36	295
	2010	$16.36	$19.97	279
	2011	$19.97	$17.90	265
	2012	$17.90	$19.46	0
	2013	$19.46	$25.96	0
	2014	$25.96	$28.43	0

Lazard Retirement Emerging Markets Equity Portfolio
	2005	$14.38	$19.97	11,475
	2006	$19.97	$25.60	8,469
	2007	$25.60	$33.65	7,460
	2008	$33.65	$17.01	4,803
	2009	$17.01	$28.50	3,285
	2010	$28.50	$34.48	1,871
	2011	$34.48	$27.89	1,816
	2012	$27.89	$33.56	574
	2013	$33.56	$32.69	474
	2014	$32.69	$30.74	450

Lazard Retirement U.S. Strategic Equity Portfolio	2007	$11.87	$11.60	0

Form V-4826	57

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2008	$11.60	$7.40	0
	2009	$7.40	$9.26	0
	2010	$9.26	$10.30	0
	2011	$10.30	$10.36	0
	2012	$10.36	$11.65	0
	2013	$11.65	$14.71	0
	2014	$14.71	$16.64	0

Lazard Retirement International Equity Portfolio	2007	$12.60	$13.76	0
	2008	$13.76	$8.55	0
	2009	$8.55	$10.24	0
	2010	$10.24	$10.78	0
	2011	$10.78	$9.85	0
	2012	$9.85	$11.77	0
	2013	$11.77	$14.02	0
	2014	$14.02	$13.24	0

Lazard Retirement Global Dynamic Multi Asset Portfolio	2012	$10.00	$10.48	0
	2013	$10.48	$12.35	0
	2014	$12.35	$12.50	0

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2007	$11.35	$11.71	0
	2008	$11.71	$7.50	0
	2009	$7.50	$9.09	0
	2010	$9.09	$10.07	0
	2011	$10.07	$10.71	0
	2012	$10.71	$12.06	0
	2013	$12.06	$14.98	0
	2014	$14.98	$16.79	0

ClearBridge Variable Large Cap Value Portfolio	2007	$11.96	$12.26	110
	2008	$12.26	$7.78	110
	2009	$7.78	$9.55	109
	2010	$9.55	$10.31	109
	2011	$10.31	$10.68	108
	2012	$10.68	$12.27	107
	2013	$12.27	$16.01	107
	2014	$16.01	$17.64	107

QS Legg Mason Dynamic Mutli-Strategy VIT Portfolio	2012	$10.00	$10.15	0
	2013	$10.15	$11.85	0
	2014	$11.85	$12.47	0

Form V-4826	58

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year

MFS® Variable Insurance Trust (Service Class)
MFS® Total Return Series	2005	$12.75	$12.90	36,869
	2006	$12.90	$14.21	27,199
	2007	$14.21	$14.56	25,460
	2008	$14.56	$11.15	20,472
	2009	$11.15	$12.95	17,870
	2010	$12.95	$14.00	15,787
	2011	$14.00	$14.03	13,876
	2012	$14.03	$15.34	12,536
	2013	$15.34	$17.97	12,243
	2014	$17.97	$19.18	12,197

MFS® New Discovery Series	2006	$11.32	$15.54	6,065
	2007	$15.54	$15.67	268
	2008	$15.67	$9.34	246
	2009	$9.34	$15.01	2,274
	2010	$15.01	$20.13	61
	2011	$20.13	$17.77	0
	2012	$17.77	$21.18	0
	2013	$21.18	$29.50	0
	2014	$29.50	$26.91	0

MFS® Investors Growth Series	2006	$10.41	$13.76	0
	2007	$13.76	$15.06	0
	2008	$15.06	$9.36	0
	2009	$9.36	$12.84	0
	2010	$12.84	$14.20	0
	2011	$14.20	$14.06	0
	2012	$14.06	$16.18	0
	2013	$16.18	$20.75	0
	2014	$20.75	$22.74	0

MFS® Mid Cap Growth Series	2006	$9.74	$15.46	1,023
	2007	$15.46	$16.70	983
	2008	$16.70	$7.97	766
	2009	$7.97	$11.10	742
	2010	$11.10	$14.15	722
	2011	$14.15	$13.09	762
	2012	$13.09	$15.03	140
	2013	$15.03	$20.34	114
	2014	$20.34	$21.78	90

Form V-4826	59

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2008	$10.34	$5.51	0
	2009	$5.51	$7.94	0
	2010	$7.94	$9.87	0
	2011	$9.87	$9.08	0
	2012	$9.08	$10.33	0
	2013	$10.33	$13.93	0
	2014	$13.93	$15.60	0

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2012	$10.00	$10.19	0
	2013	$10.19	$10.85	0
	2014	$10.85	$11.03	0

TOPS® Managed Risk Moderate Growth ETF Portfolio	2012	$10.00	$10.19	0
	2013	$10.19	$11.29	0
	2014	$11.29	$11.45	0

TOPS® Managed Risk Growth ETF Portfolio	2012	$10.00	$10.15	0
	2013	$10.15	$11.61	0
	2014	$11.61	$11.60	0

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2005	$12.29	$12.38	7,103
	2006	$12.38	$12.30	7,567
	2007	$12.30	$13.42	5,607
	2008	$13.42	$12.30	5,019
	2009	$12.30	$14.36	5,512
	2010	$14.36	$15.31	2,074
	2011	$15.31	$16.86	1,872
	2012	$16.86	$18.08	1,674
	2013	$18.08	$16.19	1,562
	2014	$16.19	$16.46	1,527

PIMCO Total Return Portfolio	2005	$11.16	$11.28	7,338
	2006	$11.28	$11.55	2,467
	2007	$11.55	$12.39	1,896
	2008	$12.39	$12.81	1,835
	2009	$12.81	$14.41	1,814
	2010	$14.41	$15.36	1,662
	2011	$15.36	$15.70	2,057

Form V-4826	60

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
	2012	$15.70	$16.96	1,112
	2013	$16.96	$16.40	1,086
	2014	$16.40	$16.87	842

PIMCO Global Bond Portfolio (Unhedged)	2006	$12.31	$12.49	1,342
	2007	$12.49	$13.52	1,556
	2008	$13.52	$13.22	2,475
	2009	$13.22	$15.24	2,195
	2010	$15.24	$16.78	1,735
	2011	$16.78	$17.80	1,384
	2012	$17.80	$18.77	1,126
	2013	$18.77	$16.94	1,026
	2014	$16.94	$17.09	923

PIMCO CommodityRealReturn® Strategy Portfolio	2011	$16.40	$14.95	0
	2012	$14.95	$15.53	0
	2013	$15.53	$13.07	0
	2014	$13.07	$10.51	0

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.02	0
	2013	$10.02	$11.01	0
	2014	$11.01	$11.49	0

The Prudential Series Fund, Inc. (Class II Shares)
Jennison 20/20 Focus Portfolio	2006	$17.02	$19.40	4,772
	2007	$19.40	$21.06	175
	2008	$21.06	$12.59	94
	2009	$12.59	$19.54	0
	2010	$19.54	$20.69	0
	2011	$20.69	$19.48	0
	2012	$19.48	$21.25	0
	2013	$21.25	$27.11	0
	2014	$27.11	$28.53	0

Jennison Portfolio	2007	$14.84	$16.32	0
	2008	$16.32	$10.05	0
	2009	$10.05	$14.13	0
	2010	$14.13	$15.53	0
	2011	$15.53	$15.31	0
	2012	$15.31	$17.47	0
	2013	$17.47	$23.62	0
	2014	$23.62	$25.53	0

Form V-4826	61

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year
Royce Capital Fund (Investment Class Shares)
Royce Small Cap Portfolio	2006	$18.66	$11.76	898
	2007	$11.76	$11.35	522
	2008	$11.35	$8.15	2,498
	2009	$8.15	$10.86	153
	2010	$10.86	$12.91	152
	2011	$12.91	$12.32	152
	2012	$12.32	$13.66	151
	2013	$13.66	$18.16	87
	2014	$18.16	$18.49	87

Royce Micro Cap Portfolio	2007	$12.54	$12.86	0
	2008	$12.86	$7.20	0
	2009	$7.20	$11.22	2,767
	2010	$11.22	$14.37	507
	2011	$14.37	$12.46	507
	2012	$12.46	$13.22	507
	2013	$13.22	$15.78	507
	2014	$15.78	$15.00	507

The Universal Institutional Funds, Inc. (Class I)
Morgan Stanley UIF U.S. Real Estate Portfolio	2005	$21.41	$24.72	3,390
	2006	$24.72	$33.65	6,690
	2007	$33.65	$27.52	1,695
	2008	$27.52	$16.86	1,287
	2009	$16.86	$21.33	1,068
	2010	$21.33	$27.34	811
	2011	$27.34	$28.56	674
	2012	$28.56	$32.63	641
	2013	$32.63	$32.84	612
	2014	$32.84	$42.01	586

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income	2006	$12.26	$10.34	986
	2007	$10.34	$10.73	986
	2008	$10.73	$9.48	986
	2009	$9.48	$10.22	986
	2010	$10.22	$10.77	986
	2011	$10.77	$11.20	986
	2012	$11.20	$12.06	986
	2013	$12.06	$11.82	986
	2014	$11.82	$12.54	986

Form V-4826	62

Investar Vision and Top Spectrum Flexible Payment Variable Annuity	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year

Morgan Stanley UIF Growth Portfolio	2008	$12.28	$6.13	0
	2009	$6.13	$9.99	2,608
	2010	$9.99	$12.08	0
	2011	$12.08	$11.55	0
	2012	$11.55	$12.99	0
	2013	$12.99	$18.92	0
	2014	$18.92	$19.80	0

Wells Fargo Advantage FundsSM Variable Trust
VT Small Cap Value Fund	2005	$11.85	$12.81	5,091
	2006	$12.81	$15.34	769
	2007	$15.34	$15.02	692
	2008	$15.02	$8.21	394
	2009	$8.21	$12.97	341
	2010	$12.97	$15.00	295
	2011	$15.00	$13.72	252
	2012	$13.72	$15.42	210
	2013	$15.42	$17.46	171
	2014	$17.46	$17.98	136

VT Opportunity Fund	2005	$14.41	$15.33	4,622
	2006	$15.33	$16.96	2,670
	2007	$16.96	$17.84	2,212
	2008	$17.84	$10.54	620
	2009	$10.54	$15.35	442
	2010	$15.35	$18.74	108
	2011	$18.74	$17.46	0
	2012	$17.46	$19.89	0
	2013	$19.89	$25.63	0
	2014	$25.63	$27.91	0

VT Discovery Fund	2005	$11.70	$13.44	2,057
	2006	$13.44	$14.49	3,222
	2007	$14.49	$17.48	2,541
	2008	$17.48	$9.59	1,106
	2009	$9.59	$13.27	540
	2010	$13.27	$17.74	540
	2011	$17.74	$17.57	484
	2012	$17.57	$20.39	484
	2013	$20.39	$28.92	484
	2014	$28.92	$28.62	484

Form V-4826	63

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Ohio National Fund, Inc.
VAA Money Market Portfolio	2005	$21.40	$21.79	85,123	0
	2006	$21.79	$22.58	101,475	0
	2007	$22.58	$23.44	103,486	0
	2008	$23.44	$23.59	170,014	0
	2009	$23.59	$23.33	121,131	0
	2010	$23.33	$23.08	78,781	0
	2011	$23.08	$22.83	88,851	0
	2012	$22.83	$22.58	64,088	0
	2013	$22.58	$22.33	43,038	0
	2014	$22.33	$22.09	42,197	0

VAB Money Market Portfolio	2005	$21.58	$21.97	0	40,430
	2006	$21.97	$22.77	0	38,685
	2007	$22.77	$23.64	0	96,754
	2008	$23.64	$23.79	0	85,475
	2009	$23.79	$23.53	0	40,720
	2010	$23.53	$23.28	0	31,291
	2011	$23.28	$23.02	0	32,973
	2012	$23.02	$22.77	0	30,698
	2013	$22.77	$22.52	0	30,223
	2014	$22.52	$22.28	0	30,326

VAA Equity Portfolio	2005	$68.10	$71.48	600,566	0
	2006	$71.48	$75.41	500,404	0
	2007	$75.41	$70.20	424,121	0
	2008	$70.20	$31.37	336,993	0
	2009	$31.37	$43.16	303,796	0
	2010	$43.16	$46.07	261,760	0
	2011	$46.07	$44.03	209,470	0
	2012	$44.03	$50.38	180,413	0
	2013	$50.38	$68.62	159,725	0
	2014	$68.62	$77.42	136,711	0

VAB Equity Portfolio	2005	$69.74	$73.20	0	220,294
	2006	$73.20	$77.23	0	189,547
	2007	$77.23	$71.88	0	153,336
	2008	$71.88	$32.12	0	114,877
	2009	$32.12	$44.20	0	98,436
	2010	$44.20	$47.18	0	86,279
	2011	$47.18	$45.09	0	65,607
	2012	$45.09	$51.60	0	56,391
	2013	$51.60	$70.27	0	49,209
	2014	$70.27	$79.28	0	39,541

VAA Bond Portfolio	2005	$38.81	$38.55	83,474	0
	2006	$38.55	$39.82	66,767	0

Form V-4826	64

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2007	$39.82	$40.85	55,868	0
	2008	$40.85	$35.78	49,262	0
	2009	$35.78	$42.80	43,143	0
	2010	$42.80	$45.65	39,234	0
	2011	$45.65	$48.02	30,460	0
	2012	$48.02	$50.95	26,381	0
	2013	$50.95	$49.42	22,371	0
	2014	$49.42	$51.76	18,465	0

VAB Bond Portfolio	2005	$35.91	$35.67	0	57,202
	2006	$35.67	$36.85	0	61,515
	2007	$36.85	$37.80	0	60,913
	2008	$37.80	$33.11	0	50,697
	2009	$33.11	$39.60	0	51,026
	2010	$39.60	$42.24	0	44,933
	2011	$42.24	$44.44	0	42,382
	2012	$44.44	$47.14	0	47
	2013	$47.14	$45.73	0	36,940
	2014	$45.73	$47.90	0	19,237

VAA Omni Portfolio	2005	$32.64	$35.35	372,611	0
	2006	$35.35	$39.62	309,347	0
	2007	$39.62	$41.93	271,907	0
	2008	$41.93	$28.42	231,895	0
	2009	$28.42	$37.44	200,688	0
	2010	$37.44	$41.91	173,334	0
	2011	$41.91	$39.75	147,220	0
	2012	$39.75	$44.05	124,398	0
	2013	$44.05	$56.88	110,626	0
	2014	$56.88	$63.08	97,027	0

VAB Omni Portfolio	2005	$32.47	$35.16	0	176,533
	2006	$35.16	$39.41	0	126,702
	2007	$39.41	$41.70	0	97,840
	2008	$41.70	$28.27	0	83,612
	2009	$28.27	$37.23	0	65,053
	2010	$37.23	$41.69	0	56,638
	2011	$41.69	$39.54	0	46,005
	2012	$39.54	$43.81	0	38,765
	2013	$43.81	$56.57	0	33,167
	2014	$56.57	$62.74	0	19,374

S&P 500® Index Portfolio	2005	$16.81	$17.40	722,817	258,743
	2006	$17.40	$19.85	557,596	220,650
	2007	$19.85	$20.62	486,895	187,212
	2008	$20.62	$12.79	404,391	145,119
	2009	$12.79	$15.92	378,156	125,278

Form V-4826	65

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$15.92	$18.02	328,417	109,229
	2011	$18.02	$18.14	272,163	94,824
	2012	$18.14	$20.70	233,445	88,228
	2013	$20.70	$26.98	209,452	84,065
	2014	$26.98	$30.19	183,819	81,593

International Portfolio	2005	$17.64	$19.09	616,609	255,683
	2006	$19.09	$22.52	544,620	212,159
	2007	$22.52	$24.37	456,421	172,432
	2008	$24.37	$13.00	384,246	153,597
	2009	$13.00	$17.77	351,063	132,849
	2010	$17.77	$20.52	308,026	110,056
	2011	$20.52	$17.17	253,591	87,074
	2012	$17.17	$20.42	218,209	73,674
	2013	$20.42	$22.56	189,098	62,375
	2014	$22.56	$20.21	163,983	53,690

International Small-Mid Company Portfolio	2005	$19.33	$24.67	116,404	68,292
	2006	$24.67	$30.83	106,511	58,981
	2007	$30.83	$35.82	111,787	47,679
	2008	$35.82	$17.25	87,580	30,104
	2009	$17.25	$24.92	74,813	28,550
	2010	$24.92	$29.52	65,502	21,784
	2011	$29.52	$24.08	52,442	22,663
	2012	$24.08	$29.23	39,037	17,033
	2013	$29.23	$36.91	34,517	17,684
	2014	$36.91	$33.30	27,626	9,534

Capital Appreciation Portfolio	2005	$26.40	$27.49	297,867	152,120
	2006	$27.49	$31.64	231,561	128,979
	2007	$31.64	$32.49	198,291	104,030
	2008	$32.49	$19.60	159,404	80,864
	2009	$19.60	$27.70	146,541	70,378
	2010	$27.70	$32.05	122,844	53,887
	2011	$32.05	$31.18	98,174	49,697
	2012	$31.18	$36.26	80,859	41,004
	2013	$36.26	$48.24	71,437	37,875
	2014	$48.24	$51.80	61,340	34,582

Mid Cap Opportunity Portfolio	2005	$21.45	$23.33	419,408	163,347
	2006	$23.33	$25.30	322,989	129,429
	2007	$25.30	$29.50	275,030	97,322
	2008	$29.50	$14.21	232,618	68,280
	2009	$14.21	$19.76	208,625	56,317
	2010	$19.76	$23.38	183,858	41,605
	2011	$23.38	$22.35	155,774	31,500
	2012	$22.35	$26.46	133,611	23,379

Form V-4826	66

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$26.46	$34.67	111,639	19,656
	2014	$34.67	$38.24	89,949	16,292

Capital Growth Portfolio	2005	$8.25	$8.38	90,457	34,954
	2006	$8.38	$9.95	66,814	29,726
	2007	$9.95	$10.95	73,916	28,597
	2008	$10.95	$6.89	37,325	11,893
	2009	$6.89	$9.22	31,804	7,896
	2010	$9.22	$12.44	27,061	6,126
	2011	$12.44	$12.00	24,105	5,535
	2012	$12.00	$13.51	18,700	3,492
	2013	$13.51	$17.41	16,184	592
	2014	$17.41	$17.64	13,236	605

High Income Bond Portfolio	2005	$13.23	$13.57	41,596	15,778
	2006	$13.57	$14.79	47,931	17,979
	2007	$14.79	$15.14	50,464	16,440
	2008	$15.14	$11.19	41,093	11,749
	2009	$11.19	$16.51	36,499	11,668
	2010	$16.51	$18.63	28,127	10,512
	2011	$18.63	$19.42	23,757	7,189
	2012	$19.42	$21.96	24,511	4,527
	2013	$21.96	$23.26	18,422	4,561
	2014	$23.26	$23.64	17,557	3,711

Strategic Value Portfolio	2005	$10.61	$10.99	47,952	11,113
	2006	$10.99	$12.65	49,044	10,634
	2007	$12.65	$11.42	23,566	10,540
	2008	$11.42	$8.10	19,523	6,795
	2009	$8.10	$8.94	17,991	6,765
	2010	$8.94	$9.90	17,646	6,740
	2011	$9.90	$11.17	21,683	1,936
	2012	$11.17	$11.84	24,391	2,580
	2013	$11.84	$14.17	24,579	2,016
	2014	$14.17	$15.76	23,272	1,557

Aggressive Growth Portfolio	2005	$6.29	$7.05	162,770	40,432
	2006	$7.05	$7.38	143,803	36,306
	2007	$7.38	$9.46	131,916	44,656
	2008	$9.46	$5.27	118,820	20,837
	2009	$5.27	$7.43	111,160	20,025
	2010	$7.43	$8.08	96,489	16,652
	2011	$8.08	$7.57	76,543	15,487
	2012	$7.57	$9.20	66,131	10,219
	2013	$9.20	$11.97	60,709	8,567
	2014	$11.97	$12.97	54,901	65,415

Form V-4826	67

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Small Cap Growth Portfolio	2005	$11.43	$12.04	97,972	57,878
	2006	$12.04	$14.96	82,488	53,971
	2007	$14.96	$16.96	73,916	47,441
	2008	$16.96	$8.78	66,136	28,076
	2009	$8.78	$13.09	59,341	23,825
	2010	$13.09	$16.83	55,360	13,751
	2011	$16.83	$17.10	46,439	11,838
	2012	$17.10	$19.96	34,880	9,763
	2013	$19.96	$28.69	159,003	35,048
	2014	$28.69	$31.40	131,268	30,253

Nasdaq-100® Index Portfolio	2005	$3.97	$3.98	100,761	28,135
	2006	$3.98	$4.20	75,868	13,021
	2007	$4.20	$4.93	65,181	6,995
	2008	$4.93	$2.83	48,947	5,990
	2009	$2.83	$4.30	55,688	7,385
	2010	$4.30	$5.08	46,561	6,478
	2011	$5.08	$5.18	45,597	5,900
	2012	$5.18	$6.04	40,524	3,749
	2013	$6.04	$8.13	33,194	3,582
	2014	$8.13	$9.55	28,000	4,039

Bristol Portfolio	2005	$11.04	$12.23	8,423	0
	2006	$12.23	$14.09	7,636	0
	2007	$14.09	$15.01	21,322	1,902
	2008	$15.01	$8.83	15,108	1,870
	2009	$8.83	$11.86	16,562	0
	2010	$11.86	$13.27	16,554	0
	2011	$13.27	$12.19	11,298	0
	2012	$12.19	$13.64	9,700	6
	2013	$13.64	$19.05	9,399	6
	2014	$19.05	$21.46	8,918	0

Bryton Growth Portfolio	2005	$9.74	$10.05	7,262	198
	2006	$10.05	$11.61	5,945	198
	2007	$11.61	$12.61	6,031	869
	2008	$12.61	$7.54	4,078	830
	2009	$7.54	$10.13	15,662	830
	2010	$10.13	$12.43	14,816	1,147
	2011	$12.43	$11.15	9,633	1,147
	2012	$11.15	$12.27	8,543	833
	2013	$12.27	$17.08	6,262	3
	2014	$17.08	$17.94	4,812	0

Balanced Portfolio	2005	$10.00	$10.19	0	0
	2006	$10.19	$11.41	4,800	0
	2007	$11.41	$12.67	4,801	268

Form V-4826	68

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2008	$12.67	$9.16	4,799	843
	2009	$9.16	$11.31	5,174	842
	2010	$11.31	$12.06	6,680	841
	2011	$12.06	$12.20	9,535	840
	2012	$12.20	$13.67	4,974	1,061
	2013	$13.67	$15.59	8,093	1,060
	2014	$15.59	$16.35	5,173	486

Target VIP Portfolio	2005	$10.00	$10.12	254	0
	2006	$10.12	$11.09	58	0
	2007	$11.09	$12.04	4,436	0
	2008	$12.04	$6.75	4,541	0
	2009	$6.75	$7.66	4,748	0
	2010	$7.66	$9.05	5,159	0
	2011	$9.05	$8.82	5,112	0
	2012	$8.82	$10.06	3,510	0
	2013	$10.06	$13.60	7,217	0
	2014	$13.60	$14.45	8,754	0

Bristol Growth Portfolio	2007	$10.00	$10.26	0	0
	2008	$10.26	$6.03	104	0
	2009	$6.03	$8.49	2,020	0
	2010	$8.49	$9.47	2,018	326
	2011	$9.47	$9.20	1,161	325
	2012	$9.20	$10.12	1,111	333
	2013	$10.12	$13.88	1,103	332
	2014	$13.88	$15.37	1,112	324

Risk Managed Balanced Portfolio	2014	$10.00	$10.75	0	0

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Equity Fund	2006	$10.00	$10.79	116	0
	2007	$10.79	$12.19	1,745	930
	2008	$12.19	$6.21	1,743	1,355
	2009	$6.21	$8.38	4,281	1,332
	2010	$8.38	$9.11	2,518	891
	2011	$9.11	$8.38	2,513	413
	2012	$8.38	$9.56	2,902	413
	2013	$9.56	$11.22	2,706	413
	2014	$11.22	$11.11	1,370	0

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.30	1,128	679
	2013	$10.30	$10.33	9,099	679
	2014	$10.33	$10.81	9,327	678

Form V-4826	69

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
AB Variable Product Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio	2012	$10.00	$10.17	4,157	304
	2013	$10.17	$11.26	5,257	304
	2014	$11.26	$11.60	5,325	304

Calvert Variable Series, Inc.
Calvert VP S&P 500 Index Portfolio	2005	$7.09	$7.34	17,644	4,949
	2006	$7.34	$7.99	16,038	4,789
	2007	$7.99	$8.69	15,967	4,506
	2008	$8.69	$5.52	15,745	4,433
	2009	$5.52	$7.33	12,353	4,261
	2010	$7.33	$8.50	10,402	3,237
	2011	$8.50	$8.29	9,190	3,232
	2012	$8.29	$9.51	7,123	1,678
	2013	$9.51	$12.33	5,406	1,160
	2014	$12.33	$13.41	4,236	1,159

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2005	$12.14	$12.51	3,560	511
	2006	$12.51	$14.37	3,747	950
	2007	$14.37	$15.19	3,349	950
	2008	$15.19	$10.56	5,259	466
	2009	$10.56	$12.77	3,379	292
	2010	$12.77	$14.53	2,329	291
	2011	$14.53	$15.63	3,433	0
	2012	$15.63	$17.02	3,342	0
	2013	$17.02	$20.34	3,333	0
	2014	$20.34	$21.70	2,956	0

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2008	$10.00	$6.28	0	0
	2009	$6.28	$8.02	11	0
	2010	$8.02	$9.34	0	0
	2011	$9.34	$8.00	717	0
	2012	$8.00	$9.25	716	0
	2013	$9.25	$12.78	4,310	0
	2014	$12.78	$13.84	2,314	0

Federated Managed Volatility Fund II	2012	$10.00	$10.33	967	1,029
	2013	$10.33	$12.44	3,316	1,198
	2014	$12.44	$12.78	14,342	1,197

Form V-4826	70

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Fidelity® Variable Insurance Products Funds (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2005	$10.33	$11.92	234,958	101,489
	2006	$11.92	$13.14	284,381	111,346
	2007	$13.14	$15.25	282,418	104,030
	2008	$15.25	$8.64	268,258	72,882
	2009	$8.64	$11.58	236,802	53,350
	2010	$11.58	$13.39	183,385	35,762
	2011	$13.39	$12.88	155,680	27,666
	2012	$12.88	$14.79	123,522	22,804
	2013	$14.79	$19.16	104,731	15,335
	2014	$19.16	$21.16	90,348	13,458

Fidelity® VIP Mid Cap Portfolio	2005	$15.99	$18.67	171,224	82,170
	2006	$18.67	$20.76	174,221	86,619
	2007	$20.76	$23.68	142,016	76,364
	2008	$23.68	$14.14	122,437	53,294
	2009	$14.14	$19.55	109,176	47,857
	2010	$19.55	$24.86	94,179	38,582
	2011	$24.86	$21.92	81,360	33,154
	2012	$21.92	$24.84	75,259	30,667
	2013	$24.84	$33.39	68,926	27,558
	2014	$33.39	$35.01	52,796	27,092

Fidelity® VIP Growth Portfolio	2005	$6.34	$6.62	68,531	19,908
	2006	$6.62	$6.98	72,036	18,838
	2007	$6.98	$8.74	70,718	18,647
	2008	$8.74	$4.56	82,178	19,344
	2009	$4.56	$5.77	79,079	18,282
	2010	$5.77	$7.07	61,936	10,671
	2011	$7.07	$6.99	60,632	10,847
	2012	$6.99	$7.91	47,269	10,568
	2013	$7.91	$10.63	36,494	9,664
	2014	$10.63	$11.68	35,663	8,803

Fidelity® VIP Equity-Income Portfolio	2006	$10.12	$12.28	26,219	17,778
	2007	$12.28	$12.30	46,011	960
	2008	$12.30	$6.95	27,087	4,228
	2009	$6.95	$8.94	22,804	3,245
	2010	$8.94	$10.16	13,988	3,010
	2011	$10.16	$10.12	13,261	2,930
	2012	$10.12	$11.71	11,902	3,080
	2013	$11.71	$14.81	10,923	2,844
	2014	$14.81	$15.89	5,990	2,190

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.30	2,948	0
	2009	$5.30	$7.20	5,699	0

Form V-4826	71

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$7.20	$9.26	14,400	396
	2011	$9.26	$9.87	15,678	1,645
	2012	$9.87	$11.55	14,235	1,850
	2013	$11.55	$11.61	11,705	1,651
	2014	$11.61	$14.91	9,271	1,723

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.37	295	0
	2014	$11.37	$11.89	382	0

Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income VIP Fund	2005	$10.00	$10.06	2,505	0
	2006	$10.06	$11.77	49,185	15,448
	2007	$11.77	$12.08	81,540	16,446
	2008	$12.08	$8.40	83,092	17,432
	2009	$8.40	$11.27	70,874	14,693
	2010	$11.27	$12.56	60,044	11,716
	2011	$12.56	$12.72	43,178	7,274
	2012	$12.72	$14.17	37,503	7,103
	2013	$14.17	$15.97	34,676	4,074
	2014	$15.97	$16.53	30,155	4,409

Templeton Foreign VIP Fund	2005	$10.00	$10.44	2	0
	2006	$10.44	$12.54	6,970	4,632
	2007	$12.54	$14.32	15,830	7,295
	2008	$14.32	$8.44	13,755	0
	2009	$8.44	$11.44	22,769	3,493
	2010	$11.44	$12.27	21,650	2,973
	2011	$12.27	$10.85	17,808	2,397
	2012	$10.85	$12.69	16,066	2,226
	2013	$12.69	$15.43	14,203	2,263
	2014	$15.43	$13.56	9,918	2,322

Franklin Flex Cap Growth VIP Fund	2006	$10.39	$10.81	2,548	0
	2007	$10.81	$12.22	1,968	0
	2008	$12.22	$7.82	3,994	0
	2009	$7.82	$10.28	8,341	121
	2010	$10.28	$11.82	10,398	307
	2011	$11.82	$11.13	11,133	305
	2012	$11.13	$12.02	10,394	594
	2013	$12.02	$16.35	8,906	606
	2014	$16.35	$17.16	4,702	606

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Founding Funds Allocation VIP Fund	2008	$10.00	$6.62	4,100	0

Form V-4826	72

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2009	$6.62	$8.51	4,302	200
	2010	$8.51	$9.28	4,680	200
	2011	$9.28	$9.03	4,963	200
	2012	$9.03	$10.28	5,066	0
	2013	$10.28	$12.58	5,066	0
	2014	$12.58	$12.79	1,571	0

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2005	$11.25	$11.57	30,489	17,544
	2006	$11.57	$14.03	41,091	26,681
	2007	$14.03	$14.09	41,159	23,927
	2008	$14.09	$9.12	37,816	9,561
	2009	$9.12	$10.68	35,006	7,857
	2010	$10.68	$11.74	25,805	4,967
	2011	$11.74	$10.80	21,828	3,151
	2012	$10.80	$12.72	19,244	1,975
	2013	$12.72	$16.76	15,732	1,095
	2014	$16.76	$18.73	12,057	512

Goldman Sachs U.S. Equity Insights Fund	2005	$9.57	$10.08	17,758	5,700
	2006	$10.08	$11.26	16,827	6,279
	2007	$11.26	$10.95	16,448	5,081
	2008	$10.95	$6.82	15,915	2,212
	2009	$6.82	$8.18	15,261	1,904
	2010	$8.18	$9.13	16,620	990
	2011	$9.13	$9.39	14,465	597
	2012	$9.39	$10.63	13,236	596
	2013	$10.63	$14.46	12,661	406
	2014	$14.46	$16.65	5,531	405

Goldman Sachs Strategic Growth Fund	2005	$8.51	$8.66	16,732	1,884
	2006	$8.66	$9.30	17,496	1,984
	2007	$9.30	$10.13	17,018	805
	2008	$10.13	$5.84	14,960	785
	2009	$5.84	$8.53	15,009	801
	2010	$8.53	$9.34	15,140	445
	2011	$9.34	$9.00	15,344	343
	2012	$9.00	$10.67	12,492	354
	2013	$10.67	$13.98	12,661	243
	2014	$13.98	$15.71	12,165	139

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Global Trends Allocation Fund	2012	$10.00	$10.22	0	0
	2013	$10.22	$11.50	0	0
	2014	$11.50	$11.82	0	0

Form V-4826	73

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	2009	$10.00	$11.88	16,979	61
	2010	$11.88	$12.77	33,635	1,280
	2011	$12.77	$11.72	30,331	2,060
	2012	$11.72	$13.82	29,712	1,419
	2013	$13.82	$17.10	26,229	1,474
	2014	$17.10	$16.02	25,799	1,647

Ivy Funds VIP Global Natural Resources	2009	$10.00	$13.58	9,218	84
	2010	$13.58	$15.73	7,267	53
	2011	$15.73	$12.22	6,228	547
	2012	$12.22	$12.31	2,957	592
	2013	$12.31	$13.13	1,928	591
	2014	$13.13	$11.29	1,895	591

Ivy Funds VIP Science and Technology	2009	$10.00	$12.91	1,335	0
	2010	$12.91	$14.40	4,264	0
	2011	$14.40	$13.43	5,065	0
	2012	$13.43	$16.97	12,310	764
	2013	$16.97	$26.26	16,441	68
	2014	$26.26	$26.73	16,738	253

Janus Aspen Series (Institutional Shares)
Janus Portfolio	2005	$7.18	$7.41	174,095	74,835
	2006	$7.41	$8.16	150,173	69,256
	2007	$8.16	$9.29	133,665	63,055
	2008	$9.29	$5.54	112,917	40,144
	2009	$5.54	$7.47	105,102	38,934
	2010	$7.47	$8.46	87,600	27,289
	2011	$8.46	$7.93	63,346	22,809
	2012	$7.93	$9.30	40,397	16,461
	2013	$9.30	$11.99	34,885	15,360
	2014	$11.99	$13.40	29,570	15,355

Global Research Portfolio	2005	$7.95	$8.30	125,911	52,441
	2006	$8.30	$9.70	104,692	43,115
	2007	$9.70	$10.52	90,467	42,556
	2008	$10.52	$5.76	76,042	21,328
	2009	$5.76	$7.84	63,071	23,101
	2010	$7.84	$8.99	53,953	13,661
	2011	$8.99	$7.67	42,257	8,827
	2012	$7.67	$9.11	31,651	5,414
	2013	$9.11	$11.57	32,517	4,929
	2014	$11.57	$12.30	28,800	3,875

Form V-4826	74

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Balanced Portfolio	2005	$11.26	$12.02	222,441	64,570
	2006	$12.02	$13.17	194,791	57,926
	2007	$13.17	$14.40	167,224	46,632
	2008	$14.40	$11.98	147,689	42,051
	2009	$11.98	$14.92	144,979	46,533
	2010	$14.92	$16.00	121,778	51,320
	2011	$16.00	$16.08	106,769	44,283
	2012	$16.08	$18.07	91,196	41,597
	2013	$18.07	$21.48	78,951	40,872
	2014	$21.48	$23.05	69,300	30,916

Janus Aspen Series (Service Shares)
Janus Portfolio	2005	$5.84	$6.07	56,229	4,413
	2006	$6.07	$6.60	57,146	4,951
	2007	$6.60	$7.50	56,117	5,090
	2008	$7.50	$4.46	55,202	4,335
	2009	$4.46	$6.00	45,659	4,769
	2010	$6.00	$6.78	39,988	4,420
	2011	$6.78	$6.34	39,136	2,805
	2012	$6.34	$7.41	33,156	2,272
	2013	$7.41	$9.53	30,818	2,362
	2014	$9.53	$10.63	22,781	2,441

Overseas Portfolio	2006	$20.83	$30.20	43,537	15,814
	2007	$30.20	$38.24	58,552	18,572
	2008	$38.24	$18.07	55,591	9,553
	2009	$18.07	$32.01	50,366	7,701
	2010	$32.01	$39.58	48,576	6,546
	2011	$39.58	$26.49	31,057	4,597
	2012	$26.49	$29.65	21,404	3,196
	2013	$29.65	$33.52	18,750	3,096
	2014	$33.52	$29.14	17,348	3,061

Global Research Portfolio	2005	$5.69	$5.94	79,457	9,094
	2006	$5.94	$6.30	73,429	12,237
	2007	$6.30	$7.50	66,977	11,634
	2008	$7.50	$4.09	63,112	8,435
	2009	$4.09	$5.56	61,733	6,834
	2010	$5.56	$6.35	59,553	1,024
	2011	$6.35	$5.41	55,200	518
	2012	$5.41	$6.41	51,580	519
	2013	$6.41	$8.12	48,465	512
	2014	$8.12	$8.61	32,981	986

Balanced Portfolio	2005	$10.19	$10.85	86,840	13,219
	2006	$10.85	$11.85	86,356	13,644
	2007	$11.85	$12.93	89,362	13,665

Form V-4826	75

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2008	$12.93	$10.73	84,251	20,203
	2009	$10.73	$13.33	76,944	17,529
	2010	$13.33	$14.26	72,382	21,652
	2011	$14.26	$14.29	68,734	23,243
	2012	$14.29	$16.03	57,161	28,183
	2013	$16.03	$18.99	52,832	28,885
	2014	$18.99	$20.33	44,948	24,945

INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.90	0	0
	2013	$9.90	$12.22	287	0
	2014	$12.22	$14.23	722	0

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Small Cap Core Portfolio	2005	$14.66	$15.00	11,271	6,963
	2006	$15.00	$17.06	9,414	8,173
	2007	$17.06	$15.92	6,853	3,324
	2008	$15.92	$10.71	6,251	77
	2009	$10.71	$12.98	5,895	77
	2010	$12.98	$16.33	5,581	76
	2011	$16.33	$15.38	4,395	0
	2012	$15.38	$18.21	2,859	0
	2013	$18.21	$25.63	2,497	0
	2014	$25.63	$27.78	2,068	212

JPMorgan Insurance Trust Mid Cap Value Portfolio	2005	$16.78	$18.13	68,469	15,320
	2006	$18.13	$20.95	53,757	14,258
	2007	$20.95	$21.23	50,781	14,894
	2008	$21.23	$14.02	33,769	7,198
	2009	$14.02	$17.56	27,567	5,028
	2010	$17.56	$21.45	24,022	4,522
	2011	$21.45	$21.67	16,016	2,427
	2012	$21.67	$25.80	10,947	2,279
	2013	$25.80	$33.77	9,608	2,083
	2014	$33.77	$38.45	9,339	2,264

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2005	$18.59	$19.13	68,240	22,395
	2006	$19.13	$21.96	54,064	15,976
	2007	$21.96	$20.15	44,868	13,072
	2008	$20.15	$12.66	32,150	10,067
	2009	$12.66	$19.12	31,045	8,640
	2010	$19.12	$23.40	29,520	4,402
	2011	$23.40	$21.05	23,706	2,574

Form V-4826	76

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2012	$21.05	$22.95	15,896	2,482
	2013	$22.95	$30.70	15,526	2,367
	2014	$30.70	$33.72	12,766	2,398

Lazard Retirement Emerging Markets Equity Portfolio	2005	$15.91	$22.16	55,759	18,878
	2006	$22.16	$28.48	67,867	16,254
	2007	$28.48	$37.55	76,326	19,411
	2008	$37.55	$19.04	64,376	10,241
	2009	$19.04	$31.99	59,552	9,108
	2010	$31.99	$38.82	54,586	8,042
	2011	$38.82	$31.49	42,276	4,533
	2012	$31.49	$38.01	30,712	3,963
	2013	$38.01	$37.13	24,769	3,058
	2014	$37.13	$35.03	20,488	2,599

Lazard Retirement International Equity Portfolio	2005	$10.00	$10.43	94	656
	2006	$10.43	$12.64	3,043	1,112
	2007	$12.64	$13.85	7,176	317
	2008	$13.85	$8.63	5,090	373
	2009	$8.63	$10.37	6,828	440
	2010	$10.37	$10.94	6,363	500
	2011	$10.94	$10.04	9,421	0
	2012	$10.04	$12.02	7,041	22
	2013	$12.02	$14.36	7,026	22
	2014	$14.36	$13.61	4,595	0

Lazard Retirement U.S. Strategic Equity Portfolio	2006	$10.25	$11.91	478	0
	2007	$11.91	$11.67	939	0
	2008	$11.67	$7.47	1,488	0
	2009	$7.47	$9.37	477	0
	2010	$9.37	$10.46	477	0
	2011	$10.46	$10.55	643	0
	2012	$10.55	$11.90	550	0
	2013	$11.90	$15.07	476	0
	2014	$15.07	$17.10	0	0

Lazard Retirement Global Dynamic Multi Asset Portfolio	2012	$10.00	$10.50	171	316
	2013	$10.50	$12.41	171	315
	2014	$12.41	$12.60	171	315

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2007	$11.39	$11.78	0	0

Form V-4826	77

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2008	$11.78	$7.57	0	0
	2009	$7.57	$9.20	0	0
	2010	$9.20	$10.22	0	0
	2011	$10.22	$10.91	1,797	89
	2012	$10.91	$12.32	807	89
	2013	$12.32	$15.35	6,167	0
	2014	$15.35	$17.25	4,999	0

ClearBridge Variable Large Cap Value Portfolio	2007	$12.00	$12.34	8	0
	2008	$12.34	$7.86	8	0
	2009	$7.86	$9.67	8	0
	2010	$9.67	$10.47	209	0
	2011	$10.47	$10.87	449	0
	2012	$10.87	$12.53	217	0
	2013	$12.53	$16.40	388	0
	2014	$16.40	$18.13	3,885	0

Legg Mason Dynamic Mutli-Strategy VIT Portfolio	2012	$10.00	$10.17	263	328
	2013	$10.17	$11.91	1,737	328
	2014	$11.91	$12.57	2,377	328

MFS® Variable Insurance Trust (Service Class)
MFS® Investors Growth Stock Series	2005	$10.01	$10.32	2,307	298
	2006	$10.32	$10.96	2,060	297
	2007	$10.96	$12.03	4,086	151
	2008	$12.03	$7.50	3,780	150
	2009	$7.50	$10.32	1,801	149
	2010	$10.32	$11.45	1,521	149
	2011	$11.45	$11.36	1,534	148
	2012	$11.36	$13.11	801	148
	2013	$13.11	$16.87	801	147
	2014	$16.87	$18.54	730	147

MFS® Mid Cap Growth Series	2005	$9.50	$9.66	8,035	1,498
	2006	$9.66	$9.78	7,718	3,860
	2007	$9.78	$10.59	5,467	1,458
	2008	$10.59	$5.07	5,657	1,412
	2009	$5.07	$7.08	5,994	1,411
	2010	$7.08	$9.05	7,162	96
	2011	$9.05	$8.40	7,159	507
	2012	$8.40	$9.67	5,082	507
	2013	$9.67	$13.13	3,608	721
	2014	$13.13	$14.10	4,135	95

MFS® New Discovery Series	2005	$10.81	$11.23	2,664	1,289

Form V-4826	78

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2006	$11.23	$12.54	2,506	1,095
	2007	$12.54	$12.68	3,463	1,100
	2008	$12.68	$7.59	3,064	930
	2009	$7.59	$12.22	3,148	943
	2010	$12.22	$16.44	3,108	951
	2011	$16.44	$14.55	1,170	957
	2012	$14.55	$17.40	955	1,013
	2013	$17.40	$24.31	1,417	936
	2014	$24.31	$22.24	596	943

MFS® Total Return Series	2005	$12.10	$12.28	123,025	30,772
	2006	$12.28	$13.56	90,029	20,058
	2007	$13.56	$13.94	87,083	17,434
	2008	$13.94	$10.71	75,410	9,666
	2009	$10.71	$12.47	58,434	7,439
	2010	$12.47	$13.52	44,260	4,839
	2011	$13.52	$13.59	32,621	3,391
	2012	$13.59	$14.91	25,976	3,004
	2013	$14.91	$17.51	23,058	2,647
	2014	$17.51	$18.75	21,113	2,924

Neuberger Berman Advisers Management Trust
AMT Mid Cap Intrinsic Value Portfolio	2007	$10.19	$10.39	157	747
	2008	$10.39	$5.56	445	806
	2009	$5.56	$8.03	2,015	936
	2010	$8.03	$10.01	2,050	1,191
	2011	$10.01	$9.24	1,958	1,274
	2012	$9.24	$10.54	1,133	1,353
	2013	$10.54	$14.25	1,304	1,417
	2014	$14.25	$16.01	3,525	1,694

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2012	$10.00	$10.21	0	0
	2013	$10.21	$10.90	137	0
	2014	$10.90	$11.11	137	0

TOPS® Managed Risk Moderate Growth ETF Portfolio	2012	$10.00	$10.21	4,279	495
	2013	$10.21	$11.35	5,370	494
	2014	$11.35	$11.54	5,368	494

TOPS® Managed Risk Growth ETF Portfolio	2012	$10.00	$10.17	85	0
	2013	$10.17	$11.67	3,405	0
	2014	$11.67	$11.69	3,404	0

Form V-4826	79

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2005	$12.38	$12.50	74,919	112,273
	2006	$12.50	$12.46	7,554	37,971
	2007	$12.46	$13.64	66,093	34,429
	2008	$13.64	$12.54	75,006	27,305
	2009	$12.54	$14.68	68,307	21,372
	2010	$14.68	$15.70	67,077	15,655
	2011	$15.70	$17.34	49,646	14,557
	2012	$17.34	$18.65	45,664	12,429
	2013	$18.65	$16.75	42,792	9,391
	2014	$16.75	$17.08	30,329	5,947

PIMCO Total Return Portfolio	2005	$11.24	$11.40	47,776	111,265
	2006	$11.40	$11.71	59,001	104,575
	2007	$11.71	$12.59	62,116	57,512
	2008	$12.59	$13.05	59,494	18,863
	2009	$13.05	$14.73	70,260	11,183
	2010	$14.73	$15.75	76,547	15,003
	2011	$15.75	$16.14	59,879	13,404
	2012	$16.14	$17.49	58,241	8,974
	2013	$17.49	$16.96	46,122	4,347
	2014	$16.96	$17.50	38,615	3,970

PIMCO Global Bond Portfolio (Unhedged)	2005	$13.24	$12.23	17,154	3,735
	2006	$12.23	$12.66	22,023	5,362
	2007	$12.66	$13.74	20,178	2,505
	2008	$13.74	$13.48	31,935	11,445
	2009	$13.48	$15.57	31,221	10,603
	2010	$15.57	$17.20	33,164	7,692
	2011	$17.20	$18.30	40,966	7,792
	2012	$18.30	$19.36	31,688	6,611
	2013	$19.36	$17.53	19,310	4,064
	2014	$17.53	$17.73	15,805	2,237

PIMCO CommodityRealReturn® Strategy Portfolio	2009	$10.00	$13.38	1,416	0
	2010	$13.38	$16.48	7,530	201
	2011	$16.48	$15.07	8,550	685
	2012	$15.07	$15.70	6,913	786
	2013	$15.70	$13.25	5,538	701
	2014	$13.25	$10.69	4,130	392

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.04	359	0
	2013	$10.04	$11.06	496	0
	2014	$11.06	$11.58	137	0

Form V-4826	80

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

The Prudential Series Fund, Inc. (Class II Shares)
Jennison 20/20 Focus Portfolio	2005	$14.11	$16.93	3,919	2,739
	2006	$16.93	$19.02	17,592	4,707
	2007	$19.02	$20.71	24,709	4,656
	2008	$20.71	$12.42	26,507	4,627
	2009	$12.42	$19.33	27,010	4,940
	2010	$19.33	$20.53	21,113	3,825
	2011	$20.53	$19.39	18,260	1,793
	2012	$19.39	$21.21	16,322	1,731
	2013	$21.21	$27.14	13,311	1,730
	2014	$27.14	$28.65	11,258	1,534

Jennison Portfolio	2005	$13.13	$14.81	2,034	549
	2006	$14.81	$14.85	749	673
	2007	$14.85	$16.39	520	372
	2008	$16.39	$10.12	1,335	118
	2009	$10.12	$14.27	1,301	44
	2010	$14.27	$15.74	1,284	0
	2011	$15.74	$15.55	1,418	0
	2012	$15.55	$17.80	1,551	0
	2013	$17.80	$24.14	1,197	0
	2014	$24.14	$26.17	968	0

Royce Capital Fund (Investment Class Shares)
Royce Small Cap Portfolio	2005	$17.28	$18.56	130,655	29,735
	2006	$18.56	$21.21	123,896	27,228
	2007	$21.21	$20.53	116,002	30,019
	2008	$20.53	$14.79	101,092	18,222
	2009	$14.79	$19.78	86,673	12,005
	2010	$19.78	$23.58	78,356	9,663
	2011	$23.58	$22.55	64,879	8,437
	2012	$22.55	$25.10	51,034	7,530
	2013	$25.10	$33.45	41,553	5,069
	2014	$33.45	$34.16	31,721	4,490

Royce Micro-Cap Portfolio	2005	$16.57	$18.29	52,354	13,830
	2006	$18.29	$21.90	59,463	15,712
	2007	$21.90	$22.52	9,616	13,701
	2008	$22.52	$12.64	38,410	8,860
	2009	$12.64	$19.76	35,032	4,690
	2010	$19.76	$25.40	33,631	4,706
	2011	$25.40	$22.08	33,035	3,325
	2012	$22.08	$23.50	27,386	2,625
	2013	$23.50	$28.12	23,678	1,569

Form V-4826	81

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2014	$28.12	$26.82	17,232	1,251

The Universal Institutional Funds, Inc. (Class I)
Morgan Stanley UIF U.S. Real Estate Portfolio	2005	$25.38	$29.39	47,166	17,085
	2006	$29.39	$40.13	55,869	19,059
	2007	$40.13	$32.91	41,164	11,082
	2008	$32.91	$20.22	30,551	7,717
	2009	$20.22	$25.67	22,574	6,466
	2010	$25.67	$32.99	21,094	5,625
	2011	$32.99	$34.57	19,169	4,682
	2012	$34.57	$39.60	15,714	3,109
	2013	$39.60	$39.98	15,224	3,040
	2014	$39.98	$51.30	12,734	3,065

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2005	$11.87	$12.20	6,898	1,956
	2006	$12.20	$12.50	4,357	713
	2007	$12.50	$13.01	3,977	451
	2008	$13.01	$11.52	2,951	434
	2009	$11.52	$12.46	2,666	434
	2010	$12.46	$13.17	3,110	426
	2011	$13.17	$13.74	2,805	138
	2012	$13.74	$14.83	2,654	131
	2013	$14.83	$14.59	1,948	125
	2014	$14.59	$15.52	1,919	119

Morgan Stanley UIF U.S. Real Estate Portfolio	2005	$17.23	$19.90	4,628	1,251
	2006	$19.90	$27.10	8,068	1,284
	2007	$27.10	$22.17	2,026	1,283
	2008	$22.17	$13.58	1,567	1,283
	2009	$13.58	$17.26	1,791	1,282
	2010	$17.26	$22.12	1,722	1,281
	2011	$22.12	$23.12	1,338	1,281
	2012	$23.12	$26.44	1,317	201
	2013	$26.44	$26.61	996	201
	2014	$26.61	$34.06	785	0

Morgan Stanley UIF Growth Portfolio	2006	$10.00	$10.25	0	0
	2007	$10.25	$12.34	602	0
	2008	$12.34	$6.18	245	0
	2009	$6.18	$10.10	3,360	155
	2010	$10.10	$12.25	2,041	155
	2011	$12.25	$11.74	4,062	404

Form V-4826	82

TOP TRADITION	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2012	$11.74	$13.25	2,628	249
	2013	$13.25	$19.36	2,315	248
	2014	$19.36	$20.31	2,237	248

Wells Fargo Advantage FundsSM Variable Trust
VT Discovery Fund	2005	$7.20	$7.81	93,265	27,204
	2006	$7.81	$8.85	87,808	18,382
	2007	$8.85	$10.71	34,118	10,057
	2008	$10.71	$5.89	25,989	5,983
	2009	$5.89	$8.18	22,898	5,713
	2010	$8.18	$10.97	20,440	5,229
	2011	$10.97	$10.89	14,110	3,648
	2012	$10.89	$12.68	9,086	2,569
	2013	$12.68	$18.04	7,447	2,565
	2014	$18.04	$17.91	6,713	1,728

VT Opportunity Fund	2005	$12.85	$13.72	46,503	11,333
	2006	$13.72	$15.22	45,107	10,198
	2007	$15.22	$16.06	29,183	7,516
	2008	$16.06	$9.51	24,152	3,025
	2009	$9.51	$13.90	19,522	3,023
	2010	$13.90	$17.02	16,178	616
	2011	$17.02	$15.90	14,703	616
	2012	$15.90	$18.17	10,262	615
	2013	$18.17	$23.49	9,732	615
	2014	$23.49	$25.65	8,940	615

VT Small Cap Value Fund	2005	$13.57	$15.64	5,635	3,404
	2006	$15.64	$17.90	4,439	3,346
	2007	$17.90	$17.58	2,401	1,990
	2008	$17.58	$9.64	514	1,499
	2009	$9.64	$15.28	291	1,460
	2010	$15.28	$17.72	290	1,055
	2011	$17.72	$16.25	290	455
	2012	$16.25	$18.32	289	454
	2013	$18.32	$20.80	288	454
	2014	$20.80	$21.49	288	453

Form V-4826	83

Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to return the contract within 10 days after you receive it (or such longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current contract value. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our administrative office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $61,000 in 2015, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $61,000 and $71,000. For married couples filing jointly, the applicable dollar limitation is $98,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $98,000-$118,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $71,000 for individuals and $118,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,500 in 2015 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2015. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,500 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $18,000 for 2015.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $53,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

Form V-4826	84

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $11,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $11,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. Note – you are limited to one rollover per year regardless of how many IRA contracts you own. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 ½ or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 ½ or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

Form V-4826	85

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 ½ or are disabled.

Distribution at Retirement

Once you have attained age 59 ½ (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 ½ or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2015, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $193,000 for married individuals filing jointly and less than $131,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $183,000 and $193,000 for married and between $116,000 and $131,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 ½; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Form V-4826	86

Distributions from a Roth IRA need not commence at age 70 ½. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $12,500 in 2015. Employees age 50 and older may contribute an additional $3,000 in 2015. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form V-4826	87

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 6 years after amounts are deposited into the policy as follows: Year 1- 6%, Year 2- 5%, Year 3- 4%, Year 4- 3%, Year 5- 2%, Year 6- 1%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form V-4826	88

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Ohio National Fund, Inc.
Money Market Portfolio	2005	$13.97	$14.25	38,666	10,082
	2006	$14.25	$14.79	53,265	33,797
	2007	$14.79	$15.39	73,398	24,824
	2008	$15.39	$15.52	117,208	63,085
	2009	$15.52	$15.38	46,484	17,140
	2010	$15.38	$15.24	23,508	5,032
	2011	$15.24	$15.11	29,417	8,884
	2012	$15.11	$14.97	22,160	9,593
	2013	$14.97	$14.84	18,071	3,152
	2014	$14.84	$14.71	8,010	5,086

Equity Portfolio	2005	$23.64	$24.86	312,123	210,376
	2006	$24.86	$26.28	230,792	157,428
	2007	$26.28	$24.51	183,537	132,927
	2008	$24.51	$10.97	120,560	98,940
	2009	$10.97	$15.13	93,274	72,894
	2010	$15.13	$16.18	74,511	57,607
	2011	$16.18	$15.50	60,530	48,424
	2012	$15.50	$17.77	49,799	29,671
	2013	$17.77	$24.25	45,266	27,460
	2014	$24.25	$27.41	41,447	23,508

Bond Portfolio	2005	$17.96	$17.88	74,786	49,472
	2006	$17.88	$18.50	87,594	65,431
	2007	$18.50	$19.02	40,335	29,903
	2008	$19.02	$16.69	32,385	22,329
	2009	$16.69	$20.00	27,951	24,206
	2010	$20.00	$21.38	22,266	18,611
	2011	$21.38	$22.54	19,236	13,895
	2012	$22.54	$23.96	17,284	13,258
	2013	$23.96	$23.29	15,912	12,755
	2014	$23.29	$24.44	12,571	6,800

Omni Portfolio	2005	$13.78	$14.95	136,855	109,056
	2006	$14.95	$16.79	110,600	83,447
	2007	$16.79	$17.81	93,567	66,099

Form V-4826	89

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2008	$17.81	$12.09	68,938	49,401
	2009	$12.09	$15.96	55,240	38,141
	2010	$15.96	$17.91	43,264	33,875
	2011	$17.91	$17.02	38,612	26,429
	2012	$17.02	$18.89	33,415	20,114
	2013	$18.89	$24.44	24,249	16,936
	2014	$24.44	$27.16	22,381	14,402

S&P 500® Index Portfolio	2005	$17.11	$17.72	229,126	209,039
	2006	$17.72	$20.24	167,162	156,508
	2007	$20.24	$21.08	131,411	106,903
	2008	$21.08	$13.10	94,906	87,398
	2009	$13.10	$16.33	82,196	46,180
	2010	$16.33	$18.53	65,547	37,668
	2011	$18.53	$18.69	58,111	34,543
	2012	$18.69	$21.37	49,760	31,279
	2013	$21.37	$27.90	41,837	28,356
	2014	$27.90	$31.28	36,217	24,151

International Portfolio	2005	$15.75	$17.08	129,409	117,757
	2006	$17.08	$20.18	102,521	88,355
	2007	$20.18	$21.89	82,092	81,678
	2008	$21.89	$11.70	62,966	62,555
	2009	$11.70	$16.02	54,836	47,121
	2010	$16.02	$18.54	44,733	42,343
	2011	$18.54	$15.54	33,657	28,495
	2012	$15.54	$18.52	28,479	21,606
	2013	$18.52	$20.50	25,385	19,449
	2014	$20.50	$18.40	22,878	17,535

International Small-Mid Company Portfolio	2005	$21.02	$26.88	42,137	62,157
	2006	$26.88	$33.66	32,964	57,485
	2007	$33.66	$39.18	28,602	33,946
	2008	$39.18	$18.91	20,616	26,465
	2009	$18.91	$27.37	17,425	22,816
	2010	$27.37	$32.48	15,383	16,912
	2011	$32.48	$26.55	12,898	7,358
	2012	$26.55	$32.29	10,256	5,039
	2013	$32.29	$40.86	8,239	3,975
	2014	$40.86	$36.93	7,884	3,409

Capital Appreciation Portfolio	2005	$29.85	$31.14	137,079	112,054
	2006	$31.14	$35.91	110,552	99,131
	2007	$35.91	$36.95	87,954	86,843
	2008	$36.95	$22.34	58,679	51,753
	2009	$22.34	$31.62	50,449	39,366
	2010	$31.62	$36.66	40,638	30,679

Form V-4826	90

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2011	$36.66	$35.74	35,452	21,757
	2012	$35.74	$41.65	30,183	20,816
	2013	$41.65	$55.52	26,939	20,559
	2014	$55.52	$59.72	25,078	19,172

Aggressive Growth Portfolio	2005	$7.70	$8.64	25,046	43,493
	2006	$8.64	$9.06	15,329	37,292
	2007	$9.06	$11.63	10,171	11,696
	2008	$11.63	$6.49	8,280	7,420
	2009	$6.49	$9.18	6,827	6,325
	2010	$9.18	$10.00	5,792	4,129
	2011	$10.00	$9.39	4,810	4,070
	2012	$9.39	$11.43	3,745	3,004
	2013	$11.43	$14.89	3,570	2,921
	2014	$14.89	$16.18	4,139	2,736

Mid Cap Opportunity Portfolio	2005	$21.79	$23.75	166,804	95,999
	2006	$23.75	$25.81	128,333	77,744
	2007	$25.81	$30.15	106,233	45,169
	2008	$30.15	$14.55	74,258	33,492
	2009	$14.55	$20.28	61,537	26,818
	2010	$20.28	$24.04	54,976	19,623
	2011	$24.04	$23.02	38,128	17,361
	2012	$23.02	$27.31	33,510	13,709
	2013	$27.31	$35.85	30,064	12,274
	2014	$35.85	$39.62	26,075	10,310

Capital Growth Portfolio	2005	$8.34	$8.48	32,916	7,429
	2006	$8.48	$10.09	19,678	2,960
	2007	$10.09	$11.13	28,818	4,353
	2008	$11.13	$7.02	26,270	2,615
	2009	$7.02	$9.41	24,461	1,019
	2010	$9.41	$12.72	21,618	569
	2011	$12.72	$12.30	21,191	978
	2012	$12.30	$13.87	21,882	262
	2013	$13.87	$17.91	21,280	591
	2014	$17.91	$18.18	20,655	262

High Income Bond Portfolio	2005	$13.46	$13.74	14,685	13,264
	2006	$13.74	$15.00	28,987	17,587
	2007	$15.00	$15.39	25,139	22,194
	2008	$15.39	$11.39	18,377	8,979
	2009	$11.39	$16.85	19,915	8,576
	2010	$16.85	$19.05	13,984	5,456
	2011	$19.05	$19.89	11,933	4,367
	2012	$19.89	$22.54	3,944	3,558
	2013	$22.54	$23.92	3,458	3,577

Form V-4826	91

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2014	$23.92	$24.36	3,184	3,366

Strategic Value Portfolio	2005	$10.72	$11.13	6,365	8,098
	2006	$11.13	$12.83	6,144	6,905
	2007	$12.83	$11.61	6,099	6,320
	2008	$11.61	$8.25	6,099	2,301
	2009	$8.25	$9.12	6,099	2,996
	2010	$9.12	$10.12	5,154	1,044
	2011	$10.12	$11.44	5,154	1,000
	2012	$11.44	$12.15	458	644
	2013	$12.15	$14.58	458	623
	2014	$14.58	$16.24	458	1,577

Small Cap Growth Portfolio	2005	$11.62	$12.26	48,640	19,742
	2006	$12.26	$15.26	38,981	13,864
	2007	$15.26	$17.34	29,381	8,761
	2008	$17.34	$8.99	15,116	5,401
	2009	$8.99	$13.43	14,574	4,693
	2010	$13.43	$17.31	9,374	3,978
	2011	$17.31	$17.62	8,381	3,959
	2012	$17.62	$20.61	7,250	3,635
	2013	$20.61	$29.67	32,366	19,200
	2014	$29.67	$32.54	25,714	17,965

Nasdaq-100® Index Portfolio	2005	$4.01	$4.03	55,705	9,618
	2006	$4.03	$4.26	34,139	2,247
	2007	$4.26	$5.00	32,300	1,812
	2008	$5.00	$2.88	17,146	1,534
	2009	$2.88	$4.38	15,753	1,433
	2010	$4.38	$5.19	12,584	319
	2011	$5.19	$5.30	12,428	246
	2012	$5.30	$6.20	12,283	246
	2013	$6.20	$8.35	11,995	246
	2014	$8.35	$9.83	11,436	246

Bristol Portfolio	2005	$11.10	$12.32	11,409	7,057
	2006	$12.32	$14.22	7,492	2,102
	2007	$14.22	$15.18	6,337	2,571
	2008	$15.18	$8.95	4,647	2,930
	2009	$8.95	$12.04	3,198	588
	2010	$12.04	$13.50	2,645	478
	2011	$13.50	$12.42	2,107	473
	2012	$12.42	$13.93	3,012	467
	2013	$13.93	$19.50	2,461	490
	2014	$19.50	$22.01	2,461	478

Bryton Growth Portfolio	2005	$9.79	$10.12	6,105	5,044

Form V-4826	92

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2006	$10.12	$11.71	4,198	315
	2007	$11.71	$12.76	3,375	421
	2008	$12.76	$7.64	4,583	421
	2009	$7.64	$10.28	4,744	899
	2010	$10.28	$12.64	3,585	2,141
	2011	$12.64	$11.36	2,933	1,502
	2012	$11.36	$12.53	2,765	1,207
	2013	$12.53	$17.48	1,727	1,232
	2014	$17.48	$18.40	1,562	1,229

Balanced Portfolio	2006	$10.20	$11.43	1,087	0
	2007	$11.43	$12.72	3,159	1,321
	2008	$12.72	$9.21	3,159	2,327
	2009	$9.21	$11.41	2,293	510
	2010	$11.41	$12.18	1,975	0
	2011	$12.18	$12.35	2,148	0
	2012	$12.35	$13.87	3,423	679
	2013	$13.87	$15.85	3,421	679
	2014	$15.85	$16.65	3,248	4,370

Target VIP Portfolio	2006	$10.13	$11.12	1,715	0
	2007	$11.12	$12.09	1,155	0
	2008	$12.09	$6.79	1,155	0
	2009	$6.79	$7.72	435	0
	2010	$7.72	$9.14	0	0
	2011	$9.14	$8.93	0	0
	2012	$8.93	$10.20	0	0
	2013	$10.20	$13.82	0	0
	2014	$13.82	$14.72	0	0

Bristol Growth Portfolio	2007	$10.00	$10.28	0	0
	2008	$10.28	$6.05	87	0
	2009	$6.05	$8.53	1,042	0
	2010	$8.53	$9.54	0	827
	2011	$9.54	$9.29	0	1,502
	2012	$9.29	$10.23	0	827
	2013	$10.23	$14.06	0	857
	2014	$14.06	$15.61	0	854

Risk Managed Balanced Portfolio	2014	$10.00	$10.77	0	0

AIM Vairable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund	2007	$10.80	$12.23	0	1,200
	2008	$12.23	$6.24	0	1,077
	2009	$6.24	$8.44	0	1,348

Form V-4826	93

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$8.44	$9.20	50	898
	2011	$9.20	$8.48	25	1,157
	2012	$8.48	$9.69	0	876
	2013	$9.69	$11.40	0	857
	2014	$11.40	$11.30	0	839

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.32	327	2,986
	2013	$10.32	$10.37	1,642	957
	2014	$10.37	$10.86	1,642	896

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio	2012	$10.00	$10.18	0	0
	2013	$10.18	$11.30	2,127	1782
	2014	$11.30	$11.67	1,430	1,652

Calvert Variable Products, Inc.
Calvert VP S&P 500 Index Portfolio	2005	$7.21	$7.47	7,136	3,866
	2006	$4.47	$8.14	6,275	3,182
	2007	$8.14	$8.88	3,967	2,436
	2008	$8.88	$5.65	2,985	1,351
	2009	$5.65	$7.52	2,186	1,351
	2010	$7.52	$8.74	1,851	0
	2011	$8.74	$8.54	1,827	0
	2012	$8.54	$9.82	1,806	0
	2013	$9.82	$12.75	871	0
	2014	$12.75	$13.90	352	0

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2005	$12.18	$12.57	0	1,430
	2006	$12.57	$14.48	0	185
	2007	$14.48	$15.33	0	185
	2008	$15.33	$10.68	0	185
	2009	$10.68	$12.94	0	185
	2010	$12.94	$14.75	0	185
	2011	$14.75	$15.90	0	920
	2012	$15.90	$17.35	2,264	472
	2013	$17.35	$20.78	2,251	1,104
	2014	$20.78	$22.20	2,403	398

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2008	$10.00	$6.29	0	0

Form V-4826	94

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2009	$6.29	$8.05	0	0
	2010	$8.05	$9.39	0	0
	2011	$9.39	$8.05	0	0
	2012	$8.05	$9.34	0	0
	2013	$9.34	$12.93	0	0
	2014	$12.93	$14.02	0	0

Federated Managed Volatility Fund II	2012	$10.00	$10.34	0	0
	2013	$10.34	$12.48	1,059	0
	2014	$12.48	$12.85	1,015	1,143

Fidelity® Variable Insurance Products Fund (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2005	$10.43	$12.06	86,323	58,109
	2006	$12.06	$13.32	86,470	69,573
	2007	$13.32	$15.48	79,190	67,307
	2008	$15.48	$8.79	59,846	53,200
	2009	$8.79	$11.81	48,553	40,545
	2010	$11.81	$13.68	40,936	26,301
	2011	$13.68	$13.18	31,654	22,718
	2012	$13.18	$15.17	23,989	15,605
	2013	$15.17	$19.69	20,160	14,458
	2014	$19.69	$21.79	18,208	11,646

Fidelity® VIP Mid Cap Portfolio	2005	$16.14	$18.88	87,829	35,686
	2006	$18.88	$21.03	83,265	22,685
	2007	$21.03	$24.04	66,044	22,799
	2008	$24.04	$14.39	47,569	16,244
	2009	$14.39	$19.93	44,254	10,765
	2010	$19.93	$25.39	44,615	9,124
	2011	$25.39	$22.44	43,220	8,581
	2012	$22.44	$25.47	35,985	6,840
	2013	$25.47	$34.30	33,967	6,269
	2014	$34.30	$36.05	30,983	5,695

Fidelity® VIP Growth Portfolio	2005	$6.40	$6.70	36,291	22,808
	2006	$6.70	$7.07	20,080	12,624
	2007	$7.07	$8.88	12,567	6,567
	2008	$8.88	$4.64	20,145	6,780
	2009	$4.64	$5.88	16,818	4,209
	2010	$5.88	$7.22	13,500	4,365
	2011	$7.22	$7.15	12,531	6,973
	2012	$7.15	$8.11	10,601	4,570
	2013	$8.11	$10.93	11,474	5,148
	2014	$10.93	$12.02	9,943	4,754

Form V-4826	95

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Fidelity® VIP Equity-Income Portfolio	2005	$12.30	$12.87	14,967	9,581
	2006	$12.87	$15.30	16,060	7,110
	2007	$15.30	$15.35	17,764	8,886
	2008	$15.35	$8.70	7,838	7,387
	2009	$8.70	$11.20	5,435	3,785
	2010	$11.20	$12.76	4,946	3,183
	2011	$12.76	$12.73	4,225	3,778
	2012	$12.73	$14.76	5,681	2,038
	2013	$14.76	$18.70	5,460	2,289
	2014	$18.70	$20.11	4,808	1,732

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.30	0	1,080
	2009	$5.30	$7.22	0	49
	2010	$7.22	$9.31	541	924
	2011	$9.31	$9.94	2,415	2,580
	2012	$9.94	$11.66	3,778	3,301
	2013	$11.66	$11.74	1,275	1,877
	2014	$11.74	$15.10	1,275	1,102

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.39	0	0
	2014	$11.39	$11.94	0	0

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 2)	2005	$10.00	$10.06	2,445	199
	2006	$10.06	$11.79	18,135	17,916
	2007	$11.79	$12.13	35,839	31,950
	2008	$12.13	$8.45	27,620	21,993
	2009	$8.45	$11.36	24,832	14,673
	2010	$11.36	$12.69	19,241	11,027
	2011	$12.69	$12.87	15,747	11,314
	2012	$12.87	$14.37	10,251	11,914
	2013	$14.37	$16.23	8,628	10,444
	2014	$16.23	$16.83	9,631	10,251

Franklin Flex Cap Growth VIP Fund (Class 2)	2005	$10.00	$10.39	2,714	0
	2006	$10.39	$10.83	5,295	0
	2007	$10.83	$12.27	4,680	513
	2008	$12.27	$7.87	4,885	4,485
	2009	$7.87	$10.37	691	931
	2010	$10.37	$11.94	741	786
	2011	$11.94	$11.26	25	775
	2012	$11.26	$12.20	0	764
	2013	$12.20	$16.62	0	796
	2014	$16.62	$17.48	0	773

Form V-4826	96

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year

Templeton Foreign VIP Fund (Class 2)	2006	$10.44	$12.57	257	5,378
	2007	$12.57	$14.38	16,580	7,232
	2008	$14.38	$8.50	18,541	5927
	2009	$8.50	$11.54	23,483	3311
	2010	$11.54	$12.40	23,625	3580
	2011	$12.40	$10.98	19,956	2,751
	2012	$10.98	$12.87	19,023	1,452
	2013	$12.87	$15.68	17,857	1,418
	2014	$15.68	$13.81	18,377	1,554

Franklin Founding Funds Allocation VIP Fund (Class 4)	2008	$10.00	$6.63	0	0
	2009	$6.63	$8.54	0	0
	2010	$8.54	$9.33	0	1206
	2011	$9.33	$9.09	0	0
	2012	$9.09	$10.38	0	642
	2013	$10.38	$12.72	0	642
	2014	$12.72	$12.96	0	642

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2005	$11.37	$11.71	6,965	7,085
	2006	$11.71	$14.23	16,084	11,846
	2007	$14.23	$14.32	22,580	14,581
	2008	$14.32	$9.29	20,420	11,085
	2009	$9.29	$10.89	10,683	3,182
	2010	$10.89	$12.01	11,255	3,316
	2011	$12.01	$11.06	8,038	3,306
	2012	$11.06	$13.06	6,648	3,221
	2013	$13.06	$17.24	6,801	3,156
	2014	$17.24	$19.30	6,711	3,116

Goldman Sachs U.S. Equity Insights Fund	2005	$9.67	$10.20	3,357	5,190
	2006	$10.20	$11.42	1,875	3,004
	2007	$11.42	$11.13	1,875	2,436
	2008	$11.13	$6.95	1,326	664
	2009	$6.95	$8.34	1,326	664
	2010	$8.34	$9.33	629	591
	2011	$9.33	$9.62	226	591
	2012	$9.62	$10.92	0	455
	2013	$10.92	$14.88	0	254
	2014	$14.88	$17.16	0	254

Goldman Sachs Strategic Growth	2005	$8.60	$8.77	2,973	1,192

Form V-4826	97

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Fund
	2006	$8.77	$9.44	2,417	1,156
	2007	$9.44	$10.30	1,027	579
	2008	$10.30	$5.94	288	0
	2009	$5.94	$8.70	11,231	0
	2010	$8.70	$9.55	10,925	209
	2011	$9.55	$9.22	10,538	209
	2012	$9.22	$10.96	10,314	0
	2013	$10.96	$14.38	10,101	0
	2014	$14.38	$16.19	9,869	0

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Global Trends Allocation Fund	2012	$10.00	$10.25	0	0
	2013	$10.25	$11.54	0	0
	2014	$11.54	$11.89	0	0

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	2009	$10.00	$11.89	9,800	0
	2010	$11.89	$12.81	8,018	9,148
	2011	$12.81	$11.78	7,944	7,462
	2012	$11.78	$13.92	7,970	6,807
	2013	$13.92	$17.26	6,382	7,860
	2014	$17.26	$16.20	5,869	7,625

Ivy Funds VIP Global Natural Resources	2009	$10.00	$13.60	904	0
	2010	$13.60	$15.78	1,671	1558
	2011	$15.78	$12.28	1,032	1,257
	2012	$12.28	$12.40	201	1,257
	2013	$12.40	$13.25	192	804
	2014	$13.25	$11.42	184	711

Ivy Funds VIP Science and Technology	2009	$10.00	$12.93	0	0
	2010	$12.93	$14.45	333	0
	2011	$14.45	$13.50	0	1,347
	2012	$13.50	$17.10	617	1,347
	2013	$17.10	$26.50	1,812	2,856
	2014	$26.50	$27.03	1,475	2,856

Janus Aspen Series (Institutional Shares)
Janus Portfolio	2005	$7.26	$7.50	47,032	29,501
	2006	$7.50	$8.28	35,885	13,218
	2007	$8.28	$9.44	22,384	8,415

Form V-4826	98

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2008	$9.44	$5.64	17,884	6,080
	2009	$5.64	$7.62	17,288	6,074
	2010	$7.62	$8.65	15,363	3,504
	2011	$8.65	$8.12	14,257	3,499
	2012	$8.12	$9.54	13,909	2,797
	2013	$9.54	$12.33	7,026	2,534
	2014	$12.33	$13.80	11,570	2,530

Global Research Portfolio	2005	$8.01	$8.40	21,516	21,382
	2006	$8.40	$9.84	11,082	14,467
	2007	$9.84	$10.69	10,148	13,331
	2008	$10.69	$5.86	6,309	9,816
	2009	$5.86	$8.00	5,193	8,644
	2010	$8.00	$9.19	5,011	6,211
	2011	$9.19	$7.86	4,717	4,549
	2012	$7.86	$9.35	2,115	3,814
	2013	$9.35	$11.90	1,532	3,814
	2014	$11.90	$12.67	1,372	2,636

Balanced Portfolio	2005	$11.38	$12.17	65,259	18,075
	2006	$12.17	$12.36	47,516	12,163
	2007	$12.36	$14.63	34,042	16,158
	2008	$14.63	$12.20	25,012	13,276
	2009	$12.20	$15.23	19,846	13,161
	2010	$15.23	$16.36	14,227	8,732
	2011	$16.36	$16.48	12,827	8,589
	2012	$16.48	$18.55	10,269	7,758
	2013	$18.55	$22.09	8,772	8,580
	2014	$22.09	$23.76	7,971	10,320

Janus Aspen Series (Service Shares)
Janus Portfolio	2005	$5.89	$6.08	20,034	7,055
	2006	$6.08	$6.69	13,130	4,443
	2007	$6.69	$7.61	10,283	1,905
	2008	$7.61	$4.54	7,670	1,780
	2009	$4.54	$6.12	5,484	301
	2010	$6.12	$6.93	5,428	301
	2011	$6.93	$6.48	3,808	301
	2012	$6.48	$7.60	3,727	301
	2013	$7.60	$9.79	3,166	301
	2014	$9.79	$10.94	3,083	301

Overseas Portfolio	2005	$16.01	$20.94	9,531	4,879
	2006	$20.94	$30.42	14,907	11,373
	2007	$30.42	$38.60	15,272	9,503
	2008	$38.60	$18.27	12,481	7,491
	2009	$18.27	$32.43	11,481	4,921

Form V-4826	99

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2010	$32.43	$40.18	10,129	5,091
	2011	$40.18	$26.95	9,345	3,768
	2012	$26.95	$30.23	6,783	2,175
	2013	$30.23	$34.24	5,769	1,995
	2014	$34.24	$29.82	5,498	1,835

Global Research Portfolio	2005	$5.74	$6.01	22,398	7,148
	2006	$6.01	$7.02	15,588	6,717
	2007	$7.02	$7.61	14,703	4,403
	2008	$7.61	$4.16	8,407	4,015
	2009	$4.16	$5.67	6,051	3,394
	2010	$5.67	$6.49	4,916	1,953
	2011	$6.49	$5.53	4,868	1,953
	2012	$5.53	$6.57	4,526	1,953
	2013	$6.57	$8.34	2,344	1,953
	2014	$8.34	$8.86	2,293	1,953

Balanced Portfolio	2005	$10.28	$10.97	55,547	20,803
	2006	$10.97	$12.01	49,641	20,986
	2007	$12.01	$13.12	44,976	19,589
	2008	$13.12	$10.92	32,838	13,676
	2009	$10.92	$13.59	35,218	12,656
	2010	$13.59	$14.56	29,322	12,154
	2011	$14.56	$14.63	23,693	12,118
	2012	$14.63	$16.43	20,316	11,217
	2013	$16.43	$19.51	17,138	10,554
	2014	$19.51	$20.93	14,039	10,150

INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.90	0	0
	2013	$9.90	$12.25	0	0
	2014	$12.25	$14.29	0	0

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	2005	$16.89	$18.28	24,543	10,963
	2006	$18.28	$21.17	17,798	9,336
	2007	$21.17	$21.49	18,195	9,653
	2008	$21.49	$14.22	10,534	5,709
	2009	$14.22	$17.85	9,949	3,270
	2010	$17.85	$21.84	9,347	1,696
	2011	$21.84	$22.11	8,717	1,889
	2012	$22.11	$26.38	8,643	1,687
	2013	$26.38	$34.59	8,651	1,428
	2014	$34.59	$39.46	8,607	1,239

Form V-4826	100

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
JPMorgan Insurance Trust Small Cap Core Portfolio	2005	$14.75	$15.12	358	5,540
	2006	$15.12	$17.24	358	1,430
	2007	$17.24	$16.11	358	1,041
	2008	$16.11	$10.86	322	1,041
	2009	$10.86	$13.19	322	1,041
	2010	$13.19	$16.62	269	1,041
	2011	$16.62	$15.69	0	1,370
	2012	$15.69	$18.62	0	1,370
	2013	$18.62	$26.26	0	919
	2014	$26.26	$28.52	0	919

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2005	$18.78	$19.36	30,037	13,880
	2006	$19.36	$22.27	21,869	9,897
	2007	$22.27	$20.48	16,327	9,566
	2008	$20.48	$12.90	7,699	5,388
	2009	$12.90	$19.51	10,082	5,028
	2010	$19.51	$23.93	9,559	5,082
	2011	$23.93	$21.56	7,358	5,681
	2012	$21.56	$23.55	6,501	5,383
	2013	$23.55	$31.58	5,461	5,050
	2014	$31.58	$34.75	5,314	5,046

Lazard Retirement Emerging Markets Equity Portfolio	2005	$16.07	$22.43	26,504	19,296
	2006	$22.43	$28.88	25,045	13,837
	2007	$28.88	$38.16	23,028	13,448
	2008	$38.16	$19.39	13,729	7,854
	2009	$19.39	$32.64	15,733	5,129
	2010	$32.64	$39.69	14,685	4,423
	2011	$39.69	$32.26	13,292	2,753
	2012	$32.26	$39.02	10,988	1,488
	2013	$39.02	$38.19	9,354	1,486
	2014	$38.19	$36.09	8,715	1,288

Lazard Retirement International Equity Portfolio	2005	$10.00	$10.43	2,531	0
	2006	$10.43	$12.67	6,646	1,537
	2007	$12.67	$13.91	7,662	3,263
	2008	$13.91	$8.68	8,210	461
	2009	$8.68	$10.45	3,320	1,125
	2010	$10.45	$11.05	3,627	809
	2011	$11.05	$10.16	3,566	796
	2012	$10.16	$12.19	1,655	783

Form V-4826	101

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2013	$12.19	$14.59	1,633	893
	2014	$14.59	$13.86	1,610	858

Lazard Retirement U.S. Strategic Equity Portfolio	2007	$11.94	$11.72	0	0
	2008	$11.72	$7.52	1,805	0
	2009	$7.52	$9.45	1,805	0
	2010	$9.45	$10.57	1,742	0
	2011	$10.57	$10.68	1,680	0
	2012	$10.68	$12.07	1,622	0
	2013	$12.07	$15.32	1,560	0
	2014	$15.32	$17.41	1,496	0

Lazard Retirement Global Dynamic Multi Asset Portfolio	2012	$10.00	$10.51	0	0
	2013	$10.51	$12.45	0	0
	2014	$12.45	$12.67	0	0

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2006	$10.23	$11.41	0	976
	2007	$11.41	$11.83	0	0
	2008	$11.83	$7.62	0	0
	2009	$7.62	$9.28	0	0
	2010	$9.28	$10.33	0	0
	2011	$10.33	$11.04	0	0
	2012	$11.04	$12.50	0	0
	2013	$12.50	$15.60	0	0
	2014	$15.60	$17.56	0	0

ClearBridge Variable Large Cap Value Portfolio	2007	$12.03	$12.39	0	0
	2008	$12.39	$7.90	0	0
	2009	$7.90	$9.75	0	0
	2010	$9.75	$10.58	0	0
	2011	$10.58	$11.01	0	0
	2012	$11.01	$12.71	0	0
	2013	$12.71	$16.67	0	0
	2014	$16.67	$18.46	391	0

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.18	0	0
	2013	$10.18	$11.95	0	0
	2014	$11.95	$12.63	0	0

Form V-4826	102

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
MFS® Variable Insurance TrustSM (Service Class Shares)
MFS® Investors Growth Stock Series	2005	$10.08	$10.41	6,523	0
	2006	$10.41	$11.07	3,866	0
	2007	$11.07	$12.18	4,127	0
	2008	$12.18	$7.61	2,207	0
	2009	$7.61	$10.49	2,207	0
	2010	$10.49	$11.66	2,207	0
	2011	$11.66	$11.59	2,207	0
	2012	$11.59	$13.41	2,207	0
	2013	$13.41	$17.28	2,207	0
	2014	$17.28	$19.03	2,207	0

MFS® Mid Cap Growth Series	2005	$9.56	$9.74	7,619	2,037
	2006	$9.74	$9.88	7,385	671
	2007	$9.88	$10.72	6,067	671
	2008	$10.72	$5.14	5,652	1,682
	2009	$5.14	$7.20	3,186	450
	2010	$7.20	$9.22	1,582	346
	2011	$9.22	$8.57	1,157	256
	2012	$8.57	$9.89	0	169
	2013	$9.89	$13.45	0	143
	2014	$13.45	$14.47	0	143

MFS® New Discovery Series	2005	$10.87	$11.32	571	518
	2006	$11.32	$12.67	241	159
	2007	$12.67	$12.84	290	159
	2008	$12.84	$7.69	360	350
	2009	$7.69	$12.42	241	0
	2010	$12.42	$16.74	0	0
	2011	$16.74	$14.85	247	0
	2012	$14.85	$17.79	510	0
	2013	$17.79	$24.90	1,718	0
	2014	$24.90	$22.83	1,383	0

MFS® Total Return Series	2005	$12.18	$12.38	110,150	57,030
	2006	$12.38	$13.70	82,282	34,216
	2007	$13.70	$14.11	62,275	33,813
	2008	$14.11	$10.86	48,050	17,873
	2009	$10.86	$12.67	31,986	14,144
	2010	$12.67	$13.77	22,313	12,390
	2011	$13.77	$13.87	21,671	10,678
	2012	$13.87	$15.24	17,115	9,733
	2013	$15.24	$17.94	16,206	9,346
	2014	$17.94	$19.24	14,294	9,013

Form V-4826	103

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2006	$10.00	$10.17	457	97
	2007	$10.17	$10.43	427	93
	2008	$10.43	$5.58	372	78
	2009	$5.58	$8.09	333	357
	2010	$8.09	$10.10	299	769
	2011	$10.10	$9.34	874	769
	2012	$9.34	$10.68	291	769
	2013	$10.68	$14.47	58	769
	2014	$14.47	$16.28	58	769

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2012	$10.00	$10.23	0	0
	2013	$10.23	$10.94	2,154	4,209
	2014	$10.94	$11.17	1,454	4,209

TOPS® Managed Risk Moderate Growth ETF Portfolio	2012	$10.00	$10.22	0	0
	2013	$10.22	$11.38	0	0
	2014	$11.38	$11.60	0	0

TOPS® Managed Risk Growth ETF Portfolio	2012	$10.00	$10.19	0	0
	2013	$10.19	$11.71	0	0
	2014	$11.71	$11.75	0	0

PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Real Return Portfolio	2005	$12.44	$12.59	52,018	16,821
	2006	$12.59	$12.57	73,608	17,526
	2007	$12.57	$13.78	42,244	15,340
	2008	$13.78	$12.70	37,696	9,468
	2009	$12.70	$14.90	26,160	7,956
	2010	$14.90	$15.96	22,899	7,997
	2011	$15.96	$17.67	15,675	6,825
	2012	$17.67	$19.04	9,132	6,067
	2013	$19.04	$17.13	6,041	3,811
	2014	$17.13	$17.50	5,337	2,976

PIMCO Total Return Portfolio	2005	$11.30	$11.47	41,173	5,234
	2006	$11.47	$11.81	40,019	9,561
	2007	$11.81	$12.73	43,433	12,027
	2008	$12.73	$13.22	42,397	9,722

Form V-4826	104

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2009	$13.22	$14.94	32,422	13,367
	2010	$14.94	$16.01	31,214	12,476
	2011	$16.01	$16.44	23,955	10,495
	2012	$16.44	$17.86	19,918	9,517
	2013	$17.86	$17.35	14,971	6,859
	2014	$17.35	$17.93	12,033	4,790

PIMCO Global Bond Portfolio (Unhedged)	2005	$13.30	$12.31	2,779	983
	2006	$12.31	$12.77	6,803	806
	2007	$12.77	$13.89	2,635	806
	2008	$13.89	$13.65	6,173	1,611
	2009	$13.65	$15.80	6,694	2,467
	2010	$15.80	$17.49	7,514	2,157
	2011	$17.49	$18.65	4,836	2,023
	2012	$18.65	$19.76	3,156	2,108
	2013	$19.76	$17.93	2,041	1,801
	2014	$17.93	$18.17	1,287	1,062

PIMCO CommodityRealReturn® Strategy Portfolio	2009	$10.00	$13.39	0	0
	2010	$13.39	$16.53	487	1,531
	2011	$16.53	$15.15	1,064	1,466
	2012	$15.15	$15.82	955	1,462
	2013	$15.82	$13.37	722	1,487
	2014	$13.37	$10.81	501	972

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.05	0	0
	2013	$10.05	$11.10	0	0
	2014	$11.10	$11.64	0	0

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2005	$13.18	$14.89	2,483	2,037
	2006	$14.89	$14.96	2,129	503
	2007	$14.96	$16.54	452	503
	2008	$16.54	$10.24	0	503
	2009	$10.24	$14.46	7,542	0
	2010	$14.46	$15.98	7,334	0
	2011	$15.98	$15.82	7,054	224
	2012	$15.82	$18.14	6,784	224
	2013	$18.14	$24.66	6,529	0
	2014	$24.66	$26.78	6,249	0

Jennison 20/20 Focus Portfolio	2005	$14.16	$17.01	1,499	3,447
	2006	$17.01	$19.15	2,650	761
	2007	$19.15	$20.91	1,556	1,536

Form V-4826	105

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
	2008	$20.91	$12.56	2,401	1,776
	2009	$12.56	$19.59	9,909	1,355
	2010	$19.59	$20.84	10,200	1,579
	2011	$20.84	$19.73	8,858	1,373
	2012	$19.73	$21.63	8,428	1,269
	2013	$21.63	$27.72	7,949	1,215
	2014	$27.72	$29.32	7,601	1,198

Royce Capital Fund
Royce Small-Cap Portfolio	2005	$17.34	$18.66	30,127	10,273
	2006	$18.66	$21.37	27,390	12,153
	2007	$21.37	$20.72	24,131	12,057
	2008	$20.72	$14.96	15,409	10,164
	2009	$14.96	$20.04	14,899	6,916
	2010	$20.04	$23.94	14,279	3,620
	2011	$23.94	$22.95	13,120	3,865
	2012	$22.95	$25.58	11,738	3,223
	2013	$25.58	$34.17	10,494	3,393
	2014	$34.17	$34.96	10,125	2,967

Royce Micro-Cap Portfolio	2005	$16.62	$18.39	9,689	2,295
	2006	$18.39	$22.06	8,704	5,850
	2007	$22.06	$22.73	9,096	4,005
	2008	$22.73	$12.78	7,864	1,826
	2009	$12.78	$20.02	9,891	1,981
	2010	$20.02	$25.78	13,775	2,187
	2011	$25.78	$22.46	9,389	1,889
	2012	$22.46	$23.95	8,749	763
	2013	$23.95	$28.72	7,554	734
	2014	$28.72	$27.45	7,317	357

The Universal Institutional Funds, Inc. (Class I)
Morgan Stanley UIF U.S. Real Estate Portfolio	2005	$25.64	$29.75	21,233	5,978
	2006	$29.75	$40.70	21,274	9,492
	2007	$40.70	$33.45	9,495	5,403
	2008	$33.45	$20.59	6,998	4,121
	2009	$20.59	$26.19	5,957	2,374
	2010	$26.19	$33.73	4,722	1,912
	2011	$33.73	$35.41	4,512	1,760
	2012	$35.41	$40.65	3,492	1,714
	2013	$40.65	$41.12	2,896	1,608
	2014	$41.12	$52.86	2,716	1,605

The Universal Institutional Funds, Inc. (Class II)

Form V-4826	106

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2005	$11.91	$12.27	3,038	1,005
	2006	$12.27	$12.59	1,067	378
	2007	$12.59	$13.13	332	1,744
	2008	$13.13	$11.65	0	1,630
	2009	$11.65	$12.63	0	1,238
	2010	$12.63	$13.38	0	717
	2011	$13.38	$13.97	0	382
	2012	$13.97	$15.12	0	382
	2013	$15.12	$14.90	0	382
	2014	$14.90	$15.88	0	382

Morgan Stanley UIF U.S. Real Estate Portfolio	2005	$17.29	$20.00	4,221	253
	2006	$20.00	$27.29	5,068	1,242
	2007	$27.29	$22.38	781	253
	2008	$22.38	$13.74	712	253
	2009	$13.74	$17.49	0	253
	2010	$17.49	$22.46	0	253
	2011	$22.46	$23.52	0	253
	2012	$23.52	$26.95	0	232
	2013	$26.95	$27.18	0	232
	2014	$27.18	$34.86	0	232

Morgan Stanley UIF Growth Portfolio	2007	$10.27	$12.38	0	184
	2008	$12.38	$6.21	0	184
	2009	$6.21	$10.17	3,395	184
	2010	$10.17	$12.36	3,395	184
	2011	$12.36	$11.88	3,395	0
	2012	$11.88	$13.43	3,395	0
	2013	$13.43	$19.66	3,395	0
	2014	$19.66	$20.67	3,395	0

Wells Fargo Advantage Variable Trust Funds
Wells Fargo Advantage VT Discovery Fund	2005	$7.27	$7.90	11,311	14,588
	2006	$7.90	$8.98	11,293	8,437
	2007	$8.98	$10.88	5,416	4,105
	2008	$10.88	$6.00	5,404	3,770
	2009	$6.00	$8.35	4,764	3,440
	2010	$8.35	$11.21	2,002	2,231
	2011	$11.21	$11.16	1,505	2,179
	2012	$11.16	$13.02	1,321	2,179
	2013	$13.02	$18.56	1,249	2,179
	2014	$18.56	$18.46	1,192	2,179

Form V-4826	107

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of VAA Units at End of Year	Number of VAB Units at End of Year
Wells Fargo Advantage VT Opportunity Fund	2005	$12.99	$13.88	12,755	8,451
	2006	$13.88	$15.44	10,941	7,899
	2007	$15.44	$16.32	6,929	3,326
	2008	$16.32	$9.69	5,165	2,985
	2009	$9.69	$14.18	5,101	2,985
	2010	$14.18	$17.40	4,911	2,381
	2011	$17.40	$16.29	4,093	2,381
	2012	$16.29	$18.65	3,293	2,381
	2013	$18.65	$24.16	1,242	1,920
	2014	$24.16	$26.43	1,201	440

Form V-4826	108

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Calculation of Money Market Yield

Total Return

Financial Statements

VAA 1940 Act File Number 811-1979

VAA 1933 Act File Number 33-62282

VAB 1940 Act File Number 811-1979

VAB 1933 Act File Number 33-62284

Form V-4826	109

Ohio National Variable Account B

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 800-366-6654

Top Plus VA

Statement of Additional Information

May 1, 2015

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B ("VAA" and "VAB") flexible purchase payment individual variable annuity contracts dated May 1, 2015. To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.

TABLE OF CONTENTS

Ohio National Life	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	2
Total Return	2

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $41.4 billion and equity of approximately $1.9 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242 , holds custody of VAA and VAB’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account B as of December 31, 2014 and for each of the periods in the two-year period ended December 31, 2014, and the related financial highlights for each of the periods in the five-year period ended December 31, 2014, and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2014 and 2013 and for each of the years in the three-year period ended December 31, 2014 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA and VAB, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2014	$127,376,731	$28,277,769
2013	$131,102,066	$29,731,824
2012	$157,913,930	$34,597,097

For contracts issued by VAB, those amounts have been:

Year	Aggregate Commissions	Retained Commissions
2014	$19,433	$4,314
2013	$36,715	$8,326
2012	$25,287	$5,540

Calculation of Money Market Yield

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:  P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account B. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account B.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount
154,820 Shares (Cost $ 3,893,928)	$5,177,189	$5,002,753	$174,436	$5,177,189

Money Market Subaccount
79,553 Shares (Cost $ 795,534)	795,534	780,004	15,530	795,534

Bond Subaccount
70,224 Shares (Cost $ 799,892)	1,099,004	1,097,740	1,264	1,099,004

Omni Subaccount
69,624 Shares (Cost $ 1,137,000)	1,681,426	1,632,961	48,465	1,681,426

International Subaccount
113,333 Shares (Cost $ 1,461,101)	1,422,328	1,416,753	5,575	1,422,328

Capital Appreciation Subaccount
88,085 Shares (Cost $ 1,338,646)	2,979,019	2,936,804	42,215	2,979,019

International Small-Mid Company Subaccount
16,187 Shares (Cost $ 291,351)	443,358	443,358	0	443,358

Aggressive Growth Subaccount
65,164 Shares (Cost $ 773,622)	892,748	892,748	0	892,748

Small Cap Growth Subaccount
61,605 Shares (Cost $ 1,310,392)	1,543,817	1,538,908	4,909	1,543,817

Mid Cap Opportunity Subaccount
33,146 Shares (Cost $ 512,437)	1,043,767	1,031,485	12,282	1,043,767

S&P 500® Index Subaccount
148,463 Shares (Cost $ 2,082,125)	3,255,795	3,241,492	14,303	3,255,795

Strategic Value Subaccount
3,602 Shares (Cost $ 39,599)	50,140	50,140	0	50,140

High Income Bond Subaccount
10,401 Shares (Cost $ 102,783)	169,746	169,746	0	169,746

Capital Growth Subaccount
376 Shares (Cost $ 8,611)	15,427	15,427	0	15,427

Nasdaq-100® Index Subaccount
3,766 Shares (Cost $ 17,771)	40,973	40,973	0	40,973

Bristol Subaccount
507 Shares (Cost $ 5,890)	10,512	10,512	0	10,512

Bryton Growth Subaccount
1,105 Shares (Cost $ 11,421)	22,618	22,618	0	22,618

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.: (continued)
Balanced Subaccount
4,255 Shares (Cost $ 71,175)	$80,684	$80,684	$0	$80,684

Bristol Growth Subaccount
1,114 Shares (Cost $ 10,257)	18,316	18,316	0	18,316

Janus Aspen Series - Institutional Shares:
Janus Subaccount
6,875 Shares (Cost $ 189,811)	245,866	245,866	0	245,866

Global Research Subaccount
1,956 Shares (Cost $ 72,325)	81,062	81,062	0	81,062

Balanced Subaccount
30,479 Shares (Cost $ 811,282)	957,946	957,946	0	957,946

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
950 Shares (Cost $ 18,494)	27,417	27,417	0	27,417

Small Cap Value Subaccount
874 Shares (Cost $ 8,419)	9,741	9,741	0	9,741

Discovery Subaccount
2,317 Shares (Cost $ 35,131)	71,161	71,161	0	71,161

Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
6,122 Shares (Cost $ 69,631)	69,727	69,727	0	69,727

U.S. Equity Insights Subaccount (a)
612 Shares (Cost $ 7,180)	11,097	11,097	0	11,097

Strategic Growth Subaccount
136 Shares (Cost $ 1,659)	2,190	2,190	0	2,190

Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
6,891 Shares (Cost $ 140,495)	137,536	137,536	0	137,536

U.S. Small-Mid Cap Equity Subaccount
31,317 Shares (Cost $ 291,469)	256,169	256,169	0	256,169

International Equity Subaccount
951 Shares (Cost $ 10,620)	11,888	11,888	0	11,888

Global Dynamic Multi Asset Subaccount (a)
335 Shares (Cost $ 3,601)	3,972	3,972	0	3,972

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
31,322 Shares (Cost $ 895,962)	$1,153,902	$1,153,902	$0	$1,153,902

VIP Contrafund® Subaccount
14,675 Shares (Cost $ 394,749)	538,565	538,565	0	538,565

VIP Growth Subaccount
2,547 Shares (Cost $ 89,487)	159,933	159,933	0	159,933

VIP Equity-Income Subaccount
3,300 Shares (Cost $ 71,564)	78,643	78,643	0	78,643

VIP Real Estate Subaccount
2,174 Shares (Cost $ 34,898)	42,336	42,336	0	42,336

Janus Aspen Series - Service Shares:
Janus Subaccount
830 Shares (Cost $ 21,310)	29,234	29,234	0	29,234

Global Research Subaccount (a)
633 Shares (Cost $ 21,520)	25,793	25,793	0	25,793

Balanced Subaccount
21,827 Shares (Cost $ 626,522)	719,621	719,621	0	719,621

Overseas Subaccount
4,562 Shares (Cost $ 201,369)	143,928	143,928	0	143,928

MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
1,370 Shares (Cost $ 19,887)	20,966	20,966	0	20,966

Investors Growth Stock Subaccount
174 Shares (Cost $ 1,508)	2,727	2,727	0	2,727

Mid Cap Growth Subaccount
404 Shares (Cost $ 2,525)	3,407	3,407	0	3,407

Total Return Subaccount
9,531 Shares (Cost $ 183,598)	228,262	228,262	0	228,262

J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
1,334 Shares (Cost $ 18,185)	32,095	32,095	0	32,095

Mid Cap Value Subaccount
11,915 Shares (Cost $ 67,841)	135,949	135,949	0	135,949

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
12,177 Shares (Cost $ 157,245)	$155,990	$155,990	$0	$155,990

Total Return Subaccount
13,874 Shares (Cost $ 152,501)	155,392	155,392	0	155,392

Global Bond Subaccount
5,134 Shares (Cost $ 68,285)	61,351	61,351	0	61,351

CommodityRealReturn® Strategy Subaccount
3,025 Shares (Cost $ 25,259)	14,701	14,701	0	14,701

Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount
194 Shares (Cost $ 21,961)	21,901	21,901	0	21,901

The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
3,679 Shares (Cost $ 52,486)	79,060	79,060	0	79,060

Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
180 Shares (Cost $ 7,322)	8,843	8,843	0	8,843

Royce Capital Fund - Investment Class:
Small-Cap Subaccount
20,323 Shares (Cost $ 206,903)	257,084	257,084	0	257,084

Micro-Cap Subaccount
3,813 Shares (Cost $ 42,718)	43,359	43,359	0	43,359

The Universal Institutional Funds, Inc. (Morgan Stanley UIF):
U.S. Real Estate Class I Subaccount
12,025 Shares (Cost $ 206,525)	242,053	242,053	0	242,053

Core Plus Fixed Income Class II Subaccount
744 Shares (Cost $ 7,836)	7,920	7,920	0	7,920

U.S. Real Estate Class II Subaccount
404 Shares (Cost $ 7,277)	8,094	8,094	0	8,094

Growth Class II Subaccount
168 Shares (Cost $ 3,373)	5,037	5,037	0	5,037

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Series II Subaccount
275 Shares (Cost $ 8,415)	9,481	9,481	0	9,481

Invesco V.I. Balanced-Risk Allocation Series II Subaccount
1,402 Shares (Cost $ 17,507)	17,061	17,061	0	17,061

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Class 2 Subaccount (a)
15,336 Shares (Cost $ 236,042)	$245,371	$245,371	$0	$245,371

Franklin Flex Cap Growth VIP Class 2 Subaccount (a)
1,440 Shares (Cost $ 16,265)	23,912	23,912	0	23,912

Templeton Foreign VIP Class 2 Subaccount (a)
3,519 Shares (Cost $ 53,227)	52,956	52,956	0	52,956

Franklin Founding Funds Allocation VIP Class 4 Subaccount (a)
1,103 Shares (Cost $ 8,279)	8,320	8,320	0	8,320

Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
1,987 Shares (Cost $ 29,774)	39,640	39,640	0	39,640

Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
13,796 Shares (Cost $ 144,208)	149,941	149,941	0	149,941

VIP Global Natural Resources Subaccount
3,131 Shares (Cost $ 19,314)	14,791	14,791	0	14,791

VIP Science and Technology Subaccount
3,354 Shares (Cost $ 75,024)	83,938	83,938	0	83,938

Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Large Cap Value Subaccount
441 Shares (Cost $ 9,268)	8,585	8,585	0	8,585

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount (b)
315 Shares (Cost $ 3,448)	4,121	4,121	0	4,121

Federated Insurance Series - Service Shares:
Managed Volatility Fund II Subaccount
2,848 Shares (Cost $ 29,925)	29,985	29,985	0	29,985

Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount
4,047 Shares (Cost $ 43,852)	47,031	47,031	0	47,031

TOPS® Managed Risk Moderate Growth ETF Subaccount
476 Shares (Cost $ 5,048)	5,699	5,699	0	5,699

AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Dynamic Asset Allocation Subaccount
1,954 Shares (Cost $ 21,548)	22,799	22,799	0	22,799

Totals	$27,767,950	$27,448,971	$318,979	$27,767,950

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2014

(a)	Name change was effective May 1, 2014:

U.S. Equity Insights Subaccount formerly known as Structured U.S. Equity Subaccount

Global Dynamic Multi Asset Subaccount formerly known as Multi-Asset Targeted Volatility Subaccount

Franklin Income VIP Subaccount formerly known as Franklin Income Securities Subaccount

Franklin Flex Cap Growth VIP Subaccount formerly known as Franklin Flex Cap Growth Securities Subaccount

Templeton Foreign VIP Subaccount formerly known as Templeton Foreign Securities Subaccount

Franklin Founding Funds Allocation VIP Subaccount formerly known as Franklin Templeton VIP Founding Funds Allocation Subaccount

(b)	Name change was effective June 30, 2014:

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount formerly known as Legg Mason Dynamic Multi-Strategy VIT Subaccount

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.
							International
		Money				Capital	Small-Mid
	Equity	Market	Bond	Omni	International	Appreciation	Company
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2014	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$16,314	$0	$0	$15,405	$0	$7,620	$0
Risk and administrative expense (note 2)	(52,119)	(8,386)	(16,590)	(22,172)	(16,930)	(30,130)	(5,896)

Net investment activity	(35,805)	(8,386)	(16,590)	(6,767)	(16,930)	(22,510)	(5,896)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	217,796	(1)	255,054	360,428	10,106	156,412	136,637
Unrealized gain (loss)	478,427	0	(163,776)	(124,895)	(166,908)	86,377	(180,149)

Net gain (loss) on investments	696,223	(1)	91,278	235,533	(156,802)	242,789	(43,512)

Net increase (decrease) in contract owners’ equity from operations	$660,418	$(8,387)	$74,688	$228,766	$(173,732)	$220,279	$(49,408)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P	Strategic	High Income	Capital
	Growth	Growth	Opportunity	500® Index	Value	Bond	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2014	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$0	$0	$39,590	$2,676	$0	$0
Risk and administrative expense (note 2)	(6,990)	(15,344)	(10,033)	(32,254)	(515)	(1,879)	(163)

Net investment activity	(6,990)	(15,344)	(10,033)	7,336	2,161	(1,879)	(163)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,204	12,220	117,265	109,199	2,309	10,829	2,839
Unrealized gain (loss)	75,157	136,884	(5,541)	234,131	1,064	(5,603)	(2,273)

Net gain (loss) on investments	78,361	149,104	111,724	343,330	3,373	5,226	566

Net increase (decrease) in contract owners’ equity from operations	$71,371	$133,760	$101,691	$350,666	$5,534	$3,347	$403

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.
	Nasdaq-100®		Bryton		Bristol
	Index	Bristol	Growth	Balanced	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$395	$39	$0	$612	$53
Risk and administrative expense (note 2)	(379)	(88)	(197)	(752)	(163)

Net investment activity	16	(49)	(197)	(140)	(110)

Reinvested capital gains	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	891	177	144	1,039	127
Unrealized gain (loss)	4,730	1,080	1,180	3,539	1,793

Net gain (loss) on investments	5,621	1,257	1,324	4,578	1,920

Net increase (decrease) in contract owners’ equity from operations	$5,637	$1,208	$1,127	$4,438	$1,810

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2014

	Janus Aspen Series - Institutional Shares			Wells Fargo Advantage Variable Trust Funds
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Opportunity Subaccount	Small Cap Value Subaccount	Discovery Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$839	$854	$16,377	$15	$35	$0
Risk and administrative expense (note 2)	(2,422)	(882)	(10,222)	(411)	(109)	(732)

Net investment activity	(1,583)	(28)	6,155	(396)	(74)	(732)

Reinvested capital gains	16,245	0	24,534	0	0	9,288

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	569	2,119	34,174	11,359	18	9,342
Unrealized gain (loss)	10,723	3,347	4,802	(6,633)	369	(18,626)

Net gain (loss) on investments	11,292	5,466	38,976	4,726	387	(9,284)

Net increase (decrease) in contract owners’ equity from operations	$25,954	$5,438	$69,665	$4,330	$313	$(728)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2014

	Goldman Sachs Variable Insurance Trust - Institutional Shares			Lazard Retirement Series, Inc. - Service Shares
	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount	Emerging Markets Equity Subaccount	U.S. Small- Mid Cap Equity Subaccount	International Equity Subaccount	Global Dynamic Multi Asset Subaccount
	2014	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$1,006	$149	$8	$2,470	$0	$194	$22
Risk and administrative expense (note 2)	(687)	(104)	(34)	(1,607)	(2,306)	(114)	(43)

Net investment activity	319	45	(26)	863	(2,306)	80	(21)

Reinvested capital gains	13,283	474	407	1,344	39,917	0	224

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,050	40	717	915	(505)	137	6
Unrealized gain (loss)	(6,480)	905	(733)	(11,865)	(14,040)	(864)	(147)

Net gain (loss) on investments	(5,430)	945	(16)	(10,950)	(14,545)	(727)	(141)

Net increase (decrease) in contract owners’ equity from operations	$8,172	$1,464	$365	$(8,743)	$23,066	$(647)	$62

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2014

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund® Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$217	$3,843	$0	$2,064	$616
Risk and administrative expense (note 2)	(11,984)	(5,464)	(1,661)	(802)	(390)

Net investment activity	(11,767)	(1,621)	(1,661)	1,262	226

Reinvested capital gains	26,874	10,700	0	1,129	2,340

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	10,461	36,345	6,680	2,476	576
Unrealized gain (loss)	29,076	9,240	10,141	328	6,333

Net gain (loss) on investments	39,537	45,585	16,821	2,804	6,909

Net increase (decrease) in contract owners’ equity from operations	$54,644	$54,664	$15,160	$5,195	$9,475

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2014

	Janus Aspen Series - Service Shares
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Overseas Subaccount
	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$60	$242	$10,571	$4,849
Risk and administrative expense (note 2)	(285)	(235)	(7,340)	(1,667)

Net investment activity	(225)	7	3,231	3,182

Reinvested capital gains	1,933	0	17,367	16,381

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	76	37	15,591	(1,291)
Unrealized gain (loss)	1,222	1,453	12,109	(39,979)

Net gain (loss) on investments	1,298	1,490	27,700	(41,270)

Net increase (decrease) in contract owners’ equity from operations	$3,006	$1,497	$48,298	$(21,707)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2014

	MFS® Variable Insurance Trust - Service Class				J.P. Morgan Insurance Trust - Class I
	New Discovery Subaccount	Investors Growth Stock Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount	Small Cap Core Subaccount	Mid Cap Value Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$7	$0	$3,838	$35	$932
Risk and administrative expense (note 2)	(232)	(28)	(84)	(2,097)	(244)	(1,260)

Net investment activity	(232)	(21)	(84)	1,741	(209)	(328)

Reinvested capital gains	4,581	148	364	5,934	1,964	6,357

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	52	15	2,761	1,989	115	4,263
Unrealized gain (loss)	(6,337)	103	(2,658)	5,834	603	6,161

Net gain (loss) on investments	(6,285)	118	103	7,823	718	10,424

Net increase (decrease) in contract owners’ equity from operations	$(1,936)	$245	$383	$15,498	$2,473	$16,453

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2014

	PIMCO Variable Insurance Trust - Administrative Shares				Calvert Variable Series, Inc.	Calvert Variable Products, Inc.
	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn® Strategy Subaccount	VP S&P 500 Index Subaccount	VP SRI Equity Subaccount (note 4)
	2014	2014	2014	2014	2014 (a)	2014
Investment activity:
Reinvested dividends	$2,619	$3,498	$1,863	$66	$341	$25
Risk and administrative expense (note 2)	(1,919)	(1,575)	(819)	(193)	(155)	(73)

Net investment activity	700	1,923	1,044	(127)	186	(48)

Reinvested capital gains	0	0	1,914	0	1,809	1,650

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	813	591	(2,795)	(3,763)	31	7,035
Unrealized gain (loss)	4,255	3,007	1,829	1,114	(60)	(8,815)

Net gain (loss) on investments	5,068	3,598	(966)	(2,649)	(29)	(1,780)

Net increase (decrease) in contract owners’ equity from operations	$5,768	$5,521	$1,992	$(2,776)	$1,966	$(178)

(a)	Period from April 30, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2014

	The Prudential Series Fund, Inc. - Class II	Dreyfus Variable Investment Fund - Service Shares	Royce Capital Fund - Investment Class
	Jennison 20/20 Focus Subaccount	Appreciation Subaccount	Small-Cap Subaccount	Micro-Cap Subaccount
	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$138	$322	$0
Risk and administrative expense (note 2)	(824)	(95)	(2,718)	(564)

Net investment activity	(824)	43	(2,396)	(564)

Reinvested capital gains	0	223	29,699	3,420

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,366	1,527	10,527	1,964
Unrealized gain (loss)	3,061	(1,943)	(32,563)	(7,580)

Net gain (loss) on investments	5,427	(416)	(22,036)	(5,616)

Net increase (decrease) in contract owners’ equity from operations	$4,603	$(150)	$5,267	$(2,760)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2014

	The Universal Institutional Funds, Inc. (Morgan Stanley UIF)				AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	U.S. Real Estate Class I Subaccount	Core Plus Fixed Income Class II Subaccount	U.S. Real Estate Class II Subaccount	Growth Class II Subaccount	Invesco V.I. International Growth Series II Subaccount	Invesco V.I. Balanced-Risk Allocation Series II Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$3,089	$221	$166	$0	$164	$0
Risk and administrative expense (note 2)	(2,211)	(74)	(111)	(54)	(126)	(168)

Net investment activity	878	147	55	(54)	38	(168)

Reinvested capital gains	0	0	0	350	0	956

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	117	0	(8)	21	648	(6)
Unrealized gain (loss)	52,367	343	2,557	(80)	(746)	(4)

Net gain (loss) on investments	52,484	343	2,549	(59)	(98)	(10)

Net increase (decrease) in contract owners’ equity from operations	$53,362	$490	$2,604	$237	$(60)	$778

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2014

	Franklin Templeton Variable Insurance Products Trust				Neuberger Berman Advisers Management Trust - S Class
	Franklin Income VIP Class 2 Subaccount	Franklin Flex Cap Growth VIP Class 2 Subaccount	Templeton Foreign VIP Class 2 Subaccount	Franklin Founding Funds Allocation VIP Class 4 Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$12,474	$0	$1,179	$226	$261
Risk and administrative expense (note 2)	(2,374)	(228)	(614)	(76)	(354)

Net investment activity	10,100	(228)	565	150	(93)

Reinvested capital gains	0	3,148	0	7	954

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	460	305	600	2	87
Unrealized gain (loss)	(2,123)	(2,063)	(8,528)	(9)	3,131

Net gain (loss) on investments	(1,663)	(1,758)	(7,928)	(7)	3,218

Net increase (decrease) in contract owners’ equity from operations	$8,437	$1,162	$(7,363)	$150	$4,079

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2014

	Ivy Funds Variable Insurance Portfolios			Legg Mason Partners Variable Equity Trust - Class I
	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount	ClearBridge Variable All Cap Value Subaccount (note 4)	ClearBridge Variable Large Cap Value Subaccount	QS Legg Mason Dynamic Multi- Strategy VIT Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$764	$0	$0	$1,740	$147	$61
Risk and administrative expense (note 2)	(1,462)	(176)	(820)	(40)	(7)	(43)

Net investment activity	(698)	(176)	(820)	1,700	140	18

Reinvested capital gains	20,255	0	8,695	5,235	479	47

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	560	(166)	2,020	(6,699)	2	7
Unrealized gain (loss)	(30,024)	(2,026)	(9,675)	0	(684)	144

Net gain (loss) on investments	(29,464)	(2,192)	(7,655)	(6,699)	(682)	151

Net increase (decrease) in contract owners’ equity from operations	$(9,907)	$(2,368)	$220	$236	$(63)	$216

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2014

	Federated Insurance Series - Service Shares	Northern Lights Variable Trust -Class II		AllianceBernstein Variable Product Series Fund, Inc. - Class B
	Managed Volatility Fund II Subaccount	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	Dynamic Asset Allocation Subaccount	Total Subaccounts
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$1,009	$440	$57	$87	$162,904
Risk and administrative expense (note 2)	(282)	(420)	(62)	(214)	(293,277)

Net investment activity	727	20	(5)	(127)	(130,373)

Reinvested capital gains	2,124	355	65	866	284,039

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	55	31	8	106	1,553,208
Unrealized gain (loss)	(2,027)	579	27	(105)	332,963

Net gain (loss) on investments	(1,972)	610	35	1	1,886,171

Net increase (decrease) in contract owners’ equity from operations	$879	$985	$95	$740	$2,039,837

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount		Bond Subaccount		Omni Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(35,805)	$2,417	$(8,386)	$(10,250)	$(16,590)	$(22,156)	$(6,767)	$(915)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	217,796	24,578	(1)	1,124	255,054	57,934	360,428	90,555
Unrealized gain (loss)	478,427	1,509,643	0	0	(163,776)	(99,945)	(124,895)	549,150

Net increase (decrease) in contract owners’ equity from operations	660,418	1,536,638	(8,387)	(9,126)	74,688	(64,167)	228,766	638,790

Equity transactions:
Contract purchase payments (note 1)	13,279	90,905	9,962	9,550	15,369	57,894	40,154	68,422
Transfers (to) and from other subaccounts	6,322	(1,421)	49,253	47,197	(337,168)	(11,071)	(1,693)	0
Transfers (to) and from fixed dollar contract	(31,033)	(59,476)	0	(91,547)	(115,568)	(75,564)	0	(81,458)
Withdrawals and surrenders	(523,466)	(461,518)	(13,999)	(76,649)	(130,043)	(119,172)	(623,431)	(293,440)
Surrender charges (note 2)	(353)	(3,100)	(265)	(345)	(64)	(217)	(385)	(726)
Annual contract charges (note 2)	(3,158)	(3,243)	(283)	(336)	(336)	(427)	(1,316)	(1,511)
Annuity and death benefit payments	(370,301)	(93,157)	(31,688)	(5,110)	(406,966)	(6,353)	(537,856)	(64,249)

Net equity transactions	(908,710)	(531,010)	12,980	(117,240)	(974,776)	(154,910)	(1,124,527)	(372,962)

Net change in contract owners’ equity	(248,292)	1,005,628	4,593	(126,366)	(900,088)	(219,077)	(895,761)	265,828
Contract owners’ equity:
Beginning of period	5,425,481	4,419,853	790,941	917,307	1,999,092	2,218,169	2,577,187	2,311,359

End of period	$5,177,189	$5,425,481	$795,534	$790,941	$1,099,004	$1,999,092	$1,681,426	$2,577,187

Change in units:
Beginning units	83,537	93,088	35,041	42,239	49,875	53,468	54,162	62,956

Units purchased	462	1,976	4,289	16,297	330	1,249	684	1,345
Units redeemed	(14,307)	(11,527)	(2,892)	(23,495)	(23,991)	(4,842)	(20,653)	(10,139)

Ending units	69,692	83,537	36,438	35,041	26,214	49,875	34,193	54,162

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	International Subaccount		Capital Appreciation Subaccount		Millennium Subaccount (note 4)	International Small-Mid Company Subaccount
	2014	2013	2014	2013	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(16,930)	$(19,669)	$(22,510)	$(14,755)	$(13,342)	$(5,896)	$(7,559)
Reinvested capital gains	0	0	0	0	27,802	0	0
Realized gain (loss)	10,106	9,046	156,412	143,776	505,012	136,637	14,875
Unrealized gain (loss)	(166,908)	201,247	86,377	634,371	(39,628)	(180,149)	162,297

Net increase (decrease) in contract owners’ equity from operations	(173,732)	190,624	220,279	763,392	479,844	(49,408)	169,613

Equity transactions:
Contract purchase payments (note 1)	15,079	28,968	1,700	12,676	26,010	8,100	29,475
Transfers (to) and from other subaccounts	(31,746)	(11,582)	(5,433)	38,072	(1,521,759)	(236,065)	0
Transfers (to) and from fixed dollar contract	(23,119)	(29,249)	(16,130)	5,718	(27,974)	(56,361)	0
Withdrawals and surrenders	(91,217)	(243,614)	(187,003)	(155,016)	(130,545)	(20,985)	(14,482)
Surrender charges (note 2)	(271)	(223)	(329)	(93)	(65)	(31)	(8)
Annual contract charges (note 2)	(998)	(1,193)	(871)	(949)	(695)	(266)	(316)
Annuity and death benefit payments	(95,053)	(31,598)	(45,039)	(40,884)	(23,896)	(22,477)	(28,485)

Net equity transactions	(227,325)	(288,491)	(253,105)	(140,476)	(1,678,924)	(328,085)	(13,816)

Net change in contract owners’ equity	(401,057)	(97,867)	(32,826)	622,916	(1,199,080)	(377,493)	155,797
Contract owners’ equity:
Beginning of period	1,823,385	1,921,252	3,011,845	2,388,929	1,199,080	820,851	665,054

End of period	$1,422,328	$1,823,385	$2,979,019	$3,011,845	$0	$443,358	$820,851

Change in units:
Beginning units	82,294	95,757	58,449	61,839	39,257	21,815	22,228

Units purchased	703	1,345	76	1,495	827	223	896
Units redeemed	(11,315)	(14,808)	(4,759)	(4,885)	(40,084)	(9,095)	(1,309)

Ending units	71,682	82,294	53,766	58,449	0	12,943	21,815

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount		Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500® Index Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,990)	$(1,403)	$(15,344)	$(3,615)	$(10,033)	$(10,640)	$7,336	$5,943
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	3,204	3,670	12,220	91,658	117,265	72,476	109,199	111,172
Unrealized gain (loss)	75,157	33,441	136,884	40,624	(5,541)	231,463	234,131	637,327

Net increase (decrease) in contract owners’ equity from operations	71,371	35,708	133,760	128,667	101,691	293,299	350,666	754,442

Equity transactions:
Contract purchase payments (note 1)	53,737	350	1,192	190	9,970	760	76,453	103,198
Transfers (to) and from other subaccounts	642,157	0	0	1,376,664	0	0	5,311	91,597
Transfers (to) and from fixed dollar contract	0	(7,294)	0	0	(24,713)	0	(31,509)	(26,279)
Withdrawals and surrenders	(20,347)	(10,678)	(116,722)	(192,126)	(116,718)	(154,540)	(221,540)	(342,283)
Surrender charges (note 2)	(4)	(12)	(97)	(86)	(124)	(139)	(448)	(160)
Annual contract charges (note 2)	(133)	(141)	(846)	(189)	(751)	(875)	(863)	(989)
Annuity and death benefit payments	(40)	(306)	(57,692)	(394)	(59,280)	(8,022)	(17,501)	(9,165)

Net equity transactions	675,370	(18,081)	(174,165)	1,184,059	(191,616)	(162,816)	(190,097)	(184,081)

Net change in contract owners’ equity	746,741	17,627	(40,405)	1,312,726	(89,925)	130,483	160,569	570,361
Contract owners’ equity:
Beginning of period	146,007	128,380	1,584,222	271,496	1,133,692	1,003,209	3,095,226	2,524,865

End of period	$892,748	$146,007	$1,543,817	$1,584,222	$1,043,767	$1,133,692	$3,255,795	$3,095,226

Change in units:
Beginning units	11,488	13,222	54,475	13,524	31,930	37,089	113,963	121,172

Units purchased	58,267	35	42	48,144	280	26	2,916	7,774
Units redeemed	(1,605)	(1,769)	(6,081)	(7,193)	(5,607)	(5,185)	(9,702)	(14,983)

Ending units	68,150	11,488	48,436	54,475	26,603	31,930	107,177	113,963

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Strategic Value Subaccount		High Income Bond Subaccount		Capital Growth Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,161	$485	$(1,879)	$(1,852)	$(163)	$(624)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	2,309	2,053	10,829	2,368	2,839	19,737
Unrealized gain (loss)	1,064	4,449	(5,603)	10,353	(2,273)	(5,793)

Net increase (decrease) in contract owners’ equity from operations	5,534	6,987	3,347	10,869	403	13,320

Equity transactions:
Contract purchase payments (note 1)	120	120	90	90	240	240
Transfers (to) and from other subaccounts	15,383	(250)	341	5,627	(6,091)	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	4,718
Withdrawals and surrenders	(6,267)	(7,298)	(25,217)	(4,105)	0	(48,149)
Surrender charges (note 2)	(4)	(14)	(18)	(5)	0	(6)
Annual contract charges (note 2)	(38)	(41)	(79)	(92)	(30)	(36)
Annuity and death benefit payments	(2,240)	(236)	(355)	(362)	0	0

Net equity transactions	6,954	(7,719)	(25,238)	1,153	(5,881)	(43,233)

Net change in contract owners’ equity	12,488	(732)	(21,891)	12,022	(5,478)	(29,913)
Contract owners’ equity:
Beginning of period	37,652	38,384	191,637	179,615	20,905	50,818

End of period	$50,140	$37,652	$169,746	$191,637	$15,427	$20,905

Change in units:
Beginning units	2,639	3,225	8,137	8,085	1,184	3,754

Units purchased	1,040	67	19	253	14	345
Units redeemed	(545)	(653)	(1,079)	(201)	(332)	(2,915)

Ending units	3,134	2,639	7,077	8,137	866	1,184

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Nasdaq-100® Index Subaccount		Bristol Subaccount		Bryton Growth Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$16	$(80)	$(49)	$(28)	$(197)	$(279)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	891	696	177	64	144	5,916
Unrealized gain (loss)	4,730	7,464	1,080	2,595	1,180	3,494

Net increase (decrease) in contract owners’ equity from operations	5,637	8,080	1,208	2,631	1,127	9,131

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	5,311	0	0	616	0	411
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(673)	(657)	(177)	0	(102)	(13,299)
Surrender charges (note 2)	(4)	0	(1)	0	0	(1)
Annual contract charges (note 2)	(31)	(33)	0	(1)	0	(1)
Annuity and death benefit payments	(430)	(403)	(190)	(163)	0	0

Net equity transactions	4,173	(1,093)	(368)	452	(102)	(12,890)

Net change in contract owners’ equity	9,810	6,987	840	3,083	1,025	(3,759)
Contract owners’ equity:
Beginning of period	31,163	24,176	9,672	6,589	21,593	25,352

End of period	$40,973	$31,163	$10,512	$9,672	$22,618	$21,593

Change in units:
Beginning units	3,828	3,995	496	473	1,235	2,040

Units purchased	598	0	0	33	0	25
Units redeemed	(141)	(167)	(18)	(10)	(6)	(830)

Ending units	4,285	3,828	478	496	1,229	1,235

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Balanced Subaccount		Target VIP Subaccount	Target Equity/Income Subaccount (note 4)	Bristol Growth Subaccount
	2014	2013	2013	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(140)	$(48)	$(1)	$(1)	$(110)	$(70)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	1,039	51	52	50	127	39
Unrealized gain (loss)	3,539	3,370	0	0	1,793	4,464

Net increase (decrease) in contract owners’ equity from operations	4,438	3,373	51	49	1,810	4,433

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	58,183	0	1,331	1,331	0	411
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(9,208)	0	(1,379)	(1,377)	(152)	0
Surrender charges (note 2)	(5)	0	(3)	(3)	(1)	0
Annual contract charges (note 2)	(13)	(13)	0	0	(7)	(7)
Annuity and death benefit payments	0	0	0	0	0	0

Net equity transactions	48,957	(13)	(51)	(49)	(160)	404

Net change in contract owners’ equity	53,395	3,360	0	0	1,650	4,837
Contract owners’ equity:
Beginning of period	27,289	23,929	0	0	16,666	11,829

End of period	$80,684	$27,289	$0	$0	$18,316	$16,666

Change in units:
Beginning units	1,739	1,740	0	0	1,190	1,159

Units purchased	3,691	0	122	143	0	32
Units redeemed	(574)	(1)	(122)	(143)	(12)	(1)

Ending units	4,856	1,739	0	0	1,178	1,190

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Janus Aspen Series - Institutional Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,583)	$(582)	$(28)	$192	$6,155	$4,697
Reinvested capital gains	16,245	0	0	0	24,534	55,412
Realized gain (loss)	569	6,883	2,119	(381)	34,174	5,178
Unrealized gain (loss)	10,723	46,879	3,347	22,629	4,802	103,229

Net increase (decrease) in contract owners’ equity from operations	25,954	53,180	5,438	22,440	69,665	168,516

Equity transactions:
Contract purchase payments (note 1)	0	25,075	0	75	5,360	24,760
Transfers (to) and from other subaccounts	0	0	0	0	(89,436)	18,303
Transfers (to) and from fixed dollar contract	0	(33,778)	0	0	(34,432)	0
Withdrawals and surrenders	0	(7,561)	0	(4,804)	(33,359)	(28,804)
Surrender charges (note 2)	0	(7)	0	(8)	0	(34)
Annual contract charges (note 2)	(70)	(75)	(63)	(71)	(310)	(348)
Annuity and death benefit payments	(426)	(399)	(26,720)	(187)	(27,088)	(10,623)

Net equity transactions	(496)	(16,745)	(26,783)	(4,995)	(179,265)	3,254

Net change in contract owners’ equity	25,458	36,435	(21,345)	17,445	(109,600)	171,770
Contract owners’ equity:
Beginning of period	220,408	183,973	102,407	84,962	1,067,546	895,776

End of period	$245,866	$220,408	$81,062	$102,407	$957,946	$1,067,546

Change in units:
Beginning units	18,318	19,715	8,742	9,227	49,453	49,355

Units purchased	0	2,301	0	7	2,552	2,110
Units redeemed	(40)	(3,698)	(2,230)	(492)	(10,769)	(2,012)

Ending units	18,278	18,318	6,512	8,742	41,236	49,453

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Wells Fargo Advantage Variable Trust Funds
	Opportunity Subaccount		Small Cap Value Subaccount		Discovery Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(396)	$(420)	$(74)	$(36)	$(732)	$(736)
Reinvested capital gains	0	0	0	0	9,288	2,048
Realized gain (loss)	11,359	1,162	18	7	9,342	458
Unrealized gain (loss)	(6,633)	13,907	369	1,153	(18,626)	24,044

Net increase (decrease) in contract owners’ equity from operations	4,330	14,649	313	1,124	(728)	25,814

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	0	(9,393)	0	0	(2,574)	0
Surrender charges (note 2)	0	0	0	0	(8)	0
Annual contract charges (note 2)	(5)	(5)	(8)	(9)	(45)	(50)
Annuity and death benefit payments	(37,743)	0	0	0	(12,200)	0

Net equity transactions	(37,748)	(9,398)	(8)	(9)	(14,827)	(50)

Net change in contract owners’ equity	(33,418)	5,251	305	1,115	(15,555)	25,764
Contract owners’ equity:
Beginning of period	60,835	55,584	9,436	8,321	86,716	60,952

End of period	$27,417	$60,835	$9,741	$9,436	$71,161	$86,716

Change in units:
Beginning units	2,536	2,996	454	454	4,744	4,748

Units purchased	0	0	0	0	0	0
Units redeemed	(1,481)	(460)	(1)	0	(837)	(4)

Ending units	1,055	2,536	453	454	3,907	4,744

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$319	$96	$45	$(5)	$(26)	$(31)
Reinvested capital gains	13,283	7,821	474	0	407	117
Realized gain (loss)	1,050	2,714	40	999	717	564
Unrealized gain (loss)	(6,480)	9,784	905	2,236	(733)	395

Net increase (decrease) in contract owners’ equity from operations	8,172	20,415	1,464	3,230	365	1,045

Equity transactions:
Contract purchase payments (note 1)	0	510	0	0	127	126
Transfers (to) and from other subaccounts	0	1,643	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(10,625)	(13,478)	0	(4,887)	(1,678)	(1,452)
Surrender charges (note 2)	(13)	(1)	0	0	(5)	(78)
Annual contract charges (note 2)	(31)	(40)	(7)	(6)	(20)	(18)
Annuity and death benefit payments	(545)	(3,462)	0	0	0	0

Net equity transactions	(11,214)	(14,828)	(7)	(4,893)	(1,576)	(1,422)

Net change in contract owners’ equity	(3,042)	5,587	1,457	(1,663)	(1,211)	(377)
Contract owners’ equity:
Beginning of period	72,769	67,182	9,640	11,303	3,401	3,778

End of period	$69,727	$72,769	$11,097	$9,640	$2,190	$3,401

Change in units:
Beginning units	4,251	5,196	659	1,051	243	354

Units purchased	0	135	0	0	9	10
Units redeemed	(623)	(1,080)	0	(392)	(113)	(121)

Ending units	3,628	4,251	659	659	139	243

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		International Equity Subaccount		Global Dynamic Multi Asset Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$863	$267	$(2,306)	$(1,985)	$80	$61	$(21)	$(28)
Reinvested capital gains	1,344	987	39,917	26,605	0	0	224	79
Realized gain (loss)	915	2,526	(505)	(3,017)	137	38	6	2
Unrealized gain (loss)	(11,865)	(9,428)	(14,040)	38,791	(864)	1,889	(147)	549

Net increase (decrease) in contract owners’ equity from operations	(8,743)	(5,648)	23,066	60,394	(647)	1,988	62	602

Equity transactions:
Contract purchase payments (note 1)	240	250	4,800	4,800	0	0	0	0
Transfers (to) and from other subaccounts	(6,332)	1,638	0	0	0	1,848	0	0
Transfers (to) and from fixed dollar contract	0	327	0	0	0	0	0	0
Withdrawals and surrenders	(7,695)	(34,560)	(3,339)	(16,255)	(497)	0	0	0
Surrender charges (note 2)	(26)	(9)	(262)	(337)	(2)	0	0	0
Annual contract charges (note 2)	(105)	(141)	(109)	(110)	0	(2)	(3)	(2)
Annuity and death benefit payments	(10,108)	(259)	(126)	(113)	(310)	(302)	0	0

Net equity transactions	(24,026)	(32,754)	964	(12,015)	(809)	1,544	(3)	(2)

Net change in contract owners’ equity	(32,769)	(38,402)	24,030	48,379	(1,456)	3,532	59	600
Contract owners’ equity:
Beginning of period	170,305	208,707	232,139	183,760	13,344	9,812	3,913	3,313

End of period	$137,536	$170,305	$256,169	$232,139	$11,888	$13,344	$3,972	$3,913

Change in units:
Beginning units	4,544	5,451	7,417	7,866	915	805	315	316

Units purchased	6	245	151	179	0	133	0	0
Units redeemed	(663)	(1,152)	(125)	(628)	(57)	(23)	0	(1)

Ending units	3,887	4,544	7,443	7,417	858	915	315	315

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(11,767)	$(7,904)	$(1,621)	$(1,018)	$(1,661)	$(1,386)
Reinvested capital gains	26,874	133,894	10,700	191	0	98
Realized gain (loss)	10,461	21,621	36,345	31,105	6,680	3,260
Unrealized gain (loss)	29,076	153,087	9,240	132,314	10,141	40,262

Net increase (decrease) in contract owners’ equity from operations	54,644	300,698	54,664	162,592	15,160	42,234

Equity transactions:
Contract purchase payments (note 1)	2,325	2,221	972	980	140	120
Transfers (to) and from other subaccounts	(5,030)	(22,433)	0	2,331	0	5,000
Transfers (to) and from fixed dollar contract	1,171	(2,240)	(5,807)	(11,933)	0	(2,535)
Withdrawals and surrenders	(31,220)	(62,254)	(91,257)	(146,094)	(14,331)	(6,339)
Surrender charges (note 2)	(178)	(23)	(123)	(19)	(5)	(6)
Annual contract charges (note 2)	(222)	(228)	(167)	(210)	(47)	(46)
Annuity and death benefit payments	(2,675)	(16,715)	(2,995)	(2,154)	0	0

Net equity transactions	(35,829)	(101,672)	(99,377)	(157,099)	(14,243)	(3,806)

Net change in contract owners’ equity	18,815	199,026	(44,713)	5,493	917	38,428
Contract owners’ equity:
Beginning of period	1,135,087	936,061	583,278	577,785	159,016	120,588

End of period	$1,153,902	$1,135,087	$538,565	$583,278	$159,933	$159,016

Change in units:
Beginning units	33,827	37,506	30,040	38,656	14,812	15,138

Units purchased	102	270	49	449	12	592
Units redeemed	(1,142)	(3,949)	(4,986)	(9,065)	(1,268)	(918)

Ending units	32,787	33,827	25,103	30,040	13,556	14,812

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount
	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,262	$1,023	$226	$117
Reinvested capital gains	1,129	5,357	2,340	2,103
Realized gain (loss)	2,476	453	576	3,955
Unrealized gain (loss)	328	11,509	6,333	(5,915)

Net increase (decrease) in contract owners’ equity from operations	5,195	18,342	9,475	260

Equity transactions:
Contract purchase payments (note 1)	0	8	0	0
Transfers (to) and from other subaccounts	(7,032)	0	1,152	(21,325)
Transfers (to) and from fixed dollar contract	10,000	4,718	0	2,464
Withdrawals and surrenders	(13,408)	(3,415)	(9,446)	0
Surrender charges (note 2)	(6)	(7)	(1)	0
Annual contract charges (note 2)	(59)	(56)	(49)	(51)
Annuity and death benefit payments	(969)	(842)	0	0

Net equity transactions	(11,474)	406	(8,344)	(18,912)

Net change in contract owners’ equity	(6,279)	18,748	1,131	(18,652)
Contract owners’ equity:
Beginning of period	84,922	66,174	41,205	59,857

End of period	$78,643	$84,922	$42,336	$41,205

Change in units:
Beginning units	5,133	5,119	3,528	5,151

Units purchased	845	312	84	1,260
Units redeemed	(1,489)	(298)	(786)	(2,883)

Ending units	4,489	5,133	2,826	3,528

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Janus Aspen Series - Service Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount		Overseas Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(225)	$(89)	$7	$28	$3,231	$2,069	$3,182	$3,340
Reinvested capital gains	1,933	0	0	0	17,367	37,493	16,381	0
Realized gain (loss)	76	46	37	9	15,591	12,079	(1,291)	(2,401)
Unrealized gain (loss)	1,222	5,624	1,453	4,302	12,109	67,072	(39,979)	19,356

Net increase (decrease) in contract owners’ equity from operations	3,006	5,581	1,497	4,339	48,298	118,713	(21,707)	20,295

Equity transactions:
Contract purchase payments (note 1)	792	792	0	0	5,303	5,380	0	0
Transfers (to) and from other subaccounts	0	0	3,867	0	(28,120)	6,096	(4,495)	0
Transfers (to) and from fixed dollar contract	0	0	0	0	(9,861)	0	0	(6,883)
Withdrawals and surrenders	0	(21)	0	(31)	(47,594)	(10,988)	(1,602)	(1,746)
Surrender charges (note 2)	0	(1)	0	(1)	(25)	0	(7)	(2)
Annual contract charges (note 2)	(22)	(23)	(20)	(18)	(209)	(216)	(57)	(68)
Annuity and death benefit payments	0	0	0	0	(2,625)	(513)	(288)	0

Net equity transactions	770	747	3,847	(50)	(83,131)	(241)	(6,449)	(8,699)

Net change in contract owners’ equity	3,776	6,328	5,344	4,289	(34,833)	118,472	(28,156)	11,596
Contract owners’ equity:
Beginning of period	25,458	19,130	20,449	16,160	754,454	635,982	172,084	160,488

End of period	$29,234	$25,458	$25,793	$20,449	$719,621	$754,454	$143,928	$172,084

Change in units:
Beginning units	2,663	2,573	2,465	2,472	39,438	39,400	5,091	5,370

Units purchased	81	95	476	0	272	20,252	0	75
Units redeemed	(2)	(5)	(2)	(7)	(4,615)	(20,214)	(195)	(354)

Ending units	2,742	2,663	2,939	2,465	35,095	39,438	4,896	5,091

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(232)	$(227)	$(21)	$(15)	$(84)	$(88)	$1,741	$1,420
Reinvested capital gains	4,581	184	148	70	364	30	5,934	0
Realized gain (loss)	52	602	15	13	2,761	79	1,989	1,633
Unrealized gain (loss)	(6,337)	6,337	103	487	(2,658)	2,603	5,834	29,868

Net increase (decrease) in contract owners’ equity from operations	(1,936)	6,896	245	555	383	2,624	15,498	32,921

Equity transactions:
Contract purchase payments (note 1)	187	187	0	0	0	0	140	130
Transfers (to) and from other subaccounts	0	0	0	0	(8,363)	2,477	6,760	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals and surrenders	0	(1,847)	0	0	0	0	(1,384)	(6,463)
Surrender charges (note 2)	0	(100)	0	0	0	0	(14)	(4)
Annual contract charges (note 2)	(25)	(27)	(6)	(6)	(3)	(9)	(65)	(53)
Annuity and death benefit payments	0	0	0	0	0	(277)	(6,677)	(5,680)

Net equity transactions	162	(1,787)	(6)	(6)	(8,366)	2,191	(1,240)	(12,070)

Net change in contract owners’ equity	(1,774)	5,109	239	549	(7,983)	4,815	14,258	20,851
Contract owners’ equity:
Beginning of period	22,740	17,631	2,488	1,939	11,390	6,575	214,004	193,153

End of period	$20,966	$22,740	$2,727	$2,488	$3,407	$11,390	$228,262	$214,004

Change in units:
Beginning units	936	1,013	147	147	864	676	11,993	12,737

Units purchased	8	9	0	0	0	215	389	8
Units redeemed	(1)	(86)	0	0	(626)	(27)	(444)	(752)

Ending units	943	936	147	147	238	864	11,938	11,993

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	J.P. Morgan Insurance Trust - Class I
	Small Cap Core Subaccount		Mid Cap Value Subaccount
	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(209)	$(90)	$(328)	$20
Reinvested capital gains	1,964	0	6,357	1,235
Realized gain (loss)	115	4,236	4,263	8,651
Unrealized gain (loss)	603	3,908	6,161	19,849

Net increase (decrease) in contract owners’ equity from operations	2,473	8,054	16,453	29,755

Equity transactions:
Contract purchase payments (note 1)	0	0	127	127
Transfers (to) and from other subaccounts	5,498	0	130	0
Transfers (to) and from fixed dollar contract	0	0	1,171	(6,700)
Withdrawals and surrenders	0	(9,439)	(393)	(6,369)
Surrender charges (note 2)	0	0	0	(92)
Annual contract charges (note 2)	(6)	0	(60)	(56)
Annuity and death benefit payments	0	0	(1,209)	(254)

Net equity transactions	5,492	(9,439)	(234)	(13,344)

Net change in contract owners’ equity	7,965	(1,385)	16,219	16,411
Contract owners’ equity:
Beginning of period	24,130	25,515	119,730	103,319

End of period	$32,095	$24,130	$135,949	$119,730

Change in units:
Beginning units	919	1,370	3,511	3,966

Units purchased	212	0	189	178
Units redeemed	0	(451)	(197)	(633)

Ending units	1,131	919	3,503	3,511

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount		CommodityReal Return® Strategy Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$700	$1,158	$1,923	$3,214	$1,044	$40	$(127)	$244
Reinvested capital gains	0	2,012	0	2,265	1,914	875	0	0
Realized gain (loss)	813	3,891	591	3,405	(2,795)	(2,756)	(3,763)	(507)
Unrealized gain (loss)	4,255	(38,985)	3,007	(16,340)	1,829	(13,207)	1,114	(5,128)

Net increase (decrease) in contract owners’ equity from operations	5,768	(31,924)	5,521	(7,456)	1,992	(15,048)	(2,776)	(5,391)

Equity transactions:
Contract purchase payments (note 1)	180	180	240	622	120	502	120	120
Transfers (to) and from other subaccounts	(8,035)	(17,268)	(27,351)	3,429	(13,250)	(11,415)	(11,616)	(942)
Transfers (to) and from fixed dollar contract	(29,184)	(40,754)	0	(15,644)	0	(20,022)	0	0
Withdrawals and surrenders	(21,618)	(21,006)	(6,050)	(110,349)	(14,292)	(8,274)	(110)	0
Surrender charges (note 2)	(123)	(18)	(48)	(10)	(5)	(5)	(1)	0
Annual contract charges (note 2)	(156)	(258)	(63)	(103)	(231)	(289)	(6)	(13)
Annuity and death benefit payments	(15,712)	(19,061)	(9,622)	(4,686)	(18,882)	(16,819)	(76)	(88)

Net equity transactions	(74,648)	(98,185)	(42,894)	(126,741)	(46,540)	(56,322)	(11,689)	(923)

Net change in contract owners’ equity	(68,880)	(130,109)	(37,373)	(134,197)	(44,548)	(71,370)	(14,465)	(6,314)
Contract owners’ equity:
Beginning of period	224,870	354,979	192,765	326,962	105,899	177,269	29,166	35,480

End of period	$155,990	$224,870	$155,392	$192,765	$61,351	$105,899	$14,701	$29,166

Change in units:
Beginning units	13,374	19,006	11,206	18,491	6,032	9,201	2,187	2,249

Units purchased	10	181	14	319	7	50	9	38
Units redeemed	(4,291)	(5,813)	(2,459)	(7,604)	(2,574)	(3,219)	(832)	(100)

Ending units	9,093	13,374	8,761	11,206	3,465	6,032	1,364	2,187

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Calvert Variable Products, Inc.	Calvert Variable Series, Inc.		The Prudential Series Fund, Inc. - Class II
	VP S&P 500 Index Subaccount	VP SRI Equity Subaccount (note 4)		Jennison 20/20 Focus Subaccount		Jennison Subaccount
	2014 (a)	2014	2013	2014	2013	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$186	$(48)	$(213)	$(824)	$(731)	$(10)
Reinvested capital gains	1,809	1,650	1,214	0	0	0
Realized gain (loss)	31	7,035	2,570	2,366	364	533
Unrealized gain (loss)	(60)	(8,815)	1,772	3,061	18,142	(230)

Net increase (decrease) in contract owners’ equity from operations	1,966	(178)	5,343	4,603	17,775	293

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	20,225	(20,225)	0	0	0	(4,361)
Transfers (to) and from fixed dollar contract	0	0	(3,748)	0	(876)	0
Withdrawals and surrenders	0	0	(2,199)	(5,965)	(179)	0
Surrender charges (note 2)	0	0	(13)	(4)	0	0
Annual contract charges (note 2)	(16)	(1)	(29)	(35)	(34)	0
Annuity and death benefit payments	(274)	0	0	(168)	(226)	0

Net equity transactions	19,935	(20,226)	(5,989)	(6,172)	(1,315)	(4,361)

Net change in contract owners’ equity	21,901	(20,404)	(646)	(1,569)	16,460	(4,068)
Contract owners’ equity:
Beginning of period	0	20,404	21,050	80,629	64,169	4,068

End of period	$21,901	$0	$20,404	$79,060	$80,629	$0

Change in units:
Beginning units	0	1,644	2,202	2,945	3,000	224

Units purchased	1,644	0	0	0	0	0
Units redeemed	(21)	(1,644)	(558)	(213)	(55)	(224)

Ending units	1,623	0	1,644	2,732	2,945	0

(a)	Period from April 30, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Dreyfus Variable Investment Fund - Service Shares		Royce Capital Fund - Investment Class
	Appreciation Subaccount		Small-Cap Subaccount		Micro-Cap Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$43	$159	$(2,396)	$(153)	$(564)	$(459)
Reinvested capital gains	223	33	29,699	15,734	3,420	1,651
Realized gain (loss)	1,527	15	10,527	27,223	1,964	2,318
Unrealized gain (loss)	(1,943)	2,938	(32,563)	45,060	(7,580)	9,899

Net increase (decrease) in contract owners’ equity from operations	(150)	3,145	5,267	87,864	(2,760)	13,409

Equity transactions:
Contract purchase payments (note 1)	0	0	90	4,844	30	30
Transfers (to) and from other subaccounts	(6,939)	6,899	(11,861)	(29,506)	(8,679)	(3,350)
Transfers (to) and from fixed dollar contract	0	4,718	(4,954)	2,480	0	2,291
Withdrawals and surrenders	(7,015)	0	(14,937)	(49,648)	(10,294)	(26,930)
Surrender charges (note 2)	0	0	(15)	(14)	(6)	(38)
Annual contract charges (note 2)	0	0	(152)	(193)	(26)	(41)
Annuity and death benefit payments	0	0	(1,829)	(1,798)	(103)	(136)

Net equity transactions	(13,954)	11,617	(33,658)	(73,835)	(19,078)	(28,174)

Net change in contract owners’ equity	(14,104)	14,762	(28,391)	14,029	(21,838)	(14,765)
Contract owners’ equity:
Beginning of period	22,947	8,185	285,475	271,446	65,197	79,962

End of period	$8,843	$22,947	$257,084	$285,475	$43,359	$65,197

Change in units:
Beginning units	1,104	472	8,462	10,754	2,303	3,388

Units purchased	0	632	3	657	1	195
Units redeemed	(706)	0	(1,008)	(2,949)	(696)	(1,280)

Ending units	398	1,104	7,457	8,462	1,608	2,303

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	The Universal Institutional Funds, Inc. (Morgan Stanley UIF)
	U.S. Real Estate Class I Subaccount		Core Plus Fixed Income Class II Subaccount		U.S. Real Estate Class II Subaccount		Growth Class II Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$878	$116	$147	$189	$55	$(17)	$(54)	$(34)
Reinvested capital gains	0	0	0	0	0	0	350	151
Realized gain (loss)	117	(483)	0	0	(8)	(14)	21	11
Unrealized gain (loss)	52,367	2,801	343	(304)	2,557	118	(80)	1,391

Net increase (decrease) in contract equity from operations	53,362	2,434	490	(115)	2,604	87	237	1,519

Equity transactions:
Contract purchase payments (note 1)	120	375	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	(1,308)	0	0	0	0	0	0
Transfers (to) and from fixed dollar contract	1,171	(4,352)	0	0	0	0	0	0
Withdrawals and surrenders	0	(2,114)	0	0	(6,159)	0	0	0
Surrender charges (note 2)	0	(5)	0	0	(4)	0	0	0
Annual contract charges (note 2)	(86)	(87)	(1)	(1)	(4)	(4)	(9)	(9)
Annuity and death benefit payments	(135)	(132)	(88)	(96)	0	0	0	0

Net equity transactions	1,070	(7,623)	(89)	(97)	(6,167)	(4)	(9)	(9)

Net change in contract owners’ equity	54,432	(5,189)	401	(212)	(3,563)	83	228	1,510
Contract owners’ equity:
Beginning of period	187,621	192,810	7,519	7,731	11,657	11,574	4,809	3,299

End of period	$242,053	$187,621	$7,920	$7,519	$8,094	$11,657	$5,037	$4,809

Change in units:
Beginning units	4,647	4,823	507	514	433	433	248	249

Units purchased	28	89	0	0	0	0	0	0
Units redeemed	(5)	(265)	(6)	(7)	(201)	0	0	(1)

Ending units	4,670	4,647	501	507	232	433	248	248

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Invesco V.I. International Growth Series II Subaccount		Invesco V.I. Balanced-Risk Allocation Series II Subaccount
	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$38	$13	$(168)	$201
Reinvested capital gains	0	0	956	999
Realized gain (loss)	648	11	(6)	(690)
Unrealized gain (loss)	(746)	2,141	(4)	(554)

Net increase (decrease) in contract owners’ equity from operations	(60)	2,165	778	(44)

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	(18,070)
Transfers (to) and from fixed dollar contract	0	0	0	0
Withdrawals and surrenders	(4,645)	0	(247)	(2,348)
Surrender charges (note 2)	(2)	0	0	0
Annual contract charges (note 2)	(2)	(2)	(5)	(5)
Annuity and death benefit payments	(207)	(200)	(398)	(399)

Net equity transactions	(4,856)	(202)	(650)	(20,822)

Net change in contract owners’ equity	(4,916)	1,963	128	(20,866)
Contract owners’ equity:
Beginning of period	14,397	12,434	16,933	37,799

End of period	$9,481	$14,397	$17,061	$16,933

Change in units:
Beginning units	1,270	1,289	1,635	3,665

Units purchased	0	0	0	0
Units redeemed	(431)	(19)	(61)	(2,030)

Ending units	839	1,270	1,574	1,635

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Franklin Templeton Variable Insurance Product Trust
	Franklin Income VIP Class 2 Subaccount		Franklin Flex Cap Growth VIP Class 2 Subaccount		Templeton Foreign VIP Class 2 Subaccount		Franklin Founding Allocation VIP Class 4 Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$10,100	$14,511	$(228)	$(186)	$565	$669	$150	$711
Reinvested capital gains	0	0	3,148	51	0	0	7	1,288
Realized gain (loss)	460	1,929	305	162	600	41	2	2
Unrealized gain (loss)	(2,123)	15,842	(2,063)	5,941	(8,528)	9,322	(9)	(496)

Net increase (decrease) in contract equity from operations	8,437	32,282	1,162	5,968	(7,363)	10,032	150	1,505

Equity transactions:
Contract purchase payments (note 1)	120	120	180	180	0	510	0	0
Transfers (to) and from other subaccounts	5,167	6,337	0	821	7,691	1,437	0	0
Transfers (to) and from fixed dollar contract	1,374	(15,065)	0	0	1,171	(636)	0	0
Withdrawals and surrenders	(755)	(8,083)	(250)	0	(5,665)	(924)	0	0
Surrender charges (note 2)	(2)	(7)	(1)	0	(1)	0	0	0
Annual contract charges (note 2)	(101)	(112)	(19)	(19)	(22)	(24)	0	0
Annuity and death benefit payments	(3,445)	(52,805)	(304)	(271)	0	(169)	0	0

Net equity transactions	2,358	(69,615)	(394)	711	3,174	194	0	0

Net change in contract owners’ equity	10,795	(37,333)	768	6,679	(4,189)	10,226	150	1,505
Contract owners’ equity:
Beginning of period	234,576	271,909	23,144	16,465	57,145	46,919	8,170	6,665

End of period	$245,371	$234,576	$23,912	$23,144	$52,956	$57,145	$8,320	$8,170

Change in units:
Beginning units	14,517	19,017	1,402	1,358	3,681	3,678	642	642

Units purchased	400	458	11	65	567	134	0	0
Units redeemed	(258)	(4,958)	(34)	(21)	(372)	(131)	0	0

Ending units	14,659	14,517	1,379	1,402	3,876	3,681	642	642

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Neuberger Berman Advisers Management Trust - S Class		Ivy Funds Variable Insurance Portfolios
	AMT Mid Cap Intrinsic Value Subaccount		VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(93)	$(22)	$(698)	$371	$(176)	$(204)	$(820)	$(513)
Reinvested capital gains	954	0	20,255	0	0	0	8,695	2,667
Realized gain (loss)	87	35	560	7,077	(166)	(1,250)	2,020	3,269
Unrealized gain (loss)	3,131	8,031	(30,024)	22,081	(2,026)	2,633	(9,675)	18,204

Net increase (decrease) in contract equity from operations	4,079	8,044	(9,907)	29,529	(2,368)	1,179	220	23,627

Equity transactions:
Contract purchase payments (note 1)	816	816	60	60	0	0	0	0
Transfers (to) and from other subaccounts	3,440	0	2,900	29,875	(1,255)	0	21,741	24,324
Transfers (to) and from fixed dollar contract	0	0	0	0	0	(5,634)	10,713	13,770
Withdrawals and surrenders	0	0	(950)	(10,622)	0	0	0	(20,234)
Surrender charges (note 2)	0	0	0	(3)	0	0	0	(13)
Annual contract charges (note 2)	(14)	(14)	(36)	(35)	(9)	(9)	(20)	(25)
Annuity and death benefit payments	0	0	(2,984)	(2,283)	0	0	(26,170)	0

Net equity transactions	4,242	802	(1,010)	16,992	(1,264)	(5,643)	6,264	17,822

Net change in contract owners’ equity	8,321	8,846	(10,917)	46,521	(3,632)	(4,464)	6,484	41,449
Contract owners’ equity:
Beginning of period	31,319	22,473	160,858	114,337	18,423	22,887	77,454	36,005

End of period	$39,640	$31,319	$149,941	$160,858	$14,791	$18,423	$83,938	$77,454

Change in units:
Beginning units	2,186	2,122	9,334	8,226	1,396	1,850	2,923	2,111

Units purchased	278	65	175	1,901	0	0	1,198	1,683
Units redeemed	(1)	(1)	(237)	(793)	(94)	(454)	(1,013)	(871)

Ending units	2,463	2,186	9,272	9,334	1,302	1,396	3,108	2,923

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Legg Mason Partners Variable Equity Trust - Class I					Federated Insurance Series - Service Shares
	ClearBridge Variable All Cap Value Subaccount (note 4)	ClearBridge Variable Equity Income Subaccount	ClearBridge Variable Large Cap Value Subaccount	QS Legg Mason Dynamic Multi- Strategy VIT Subaccount		Managed Volatility Fund II Subaccount
	2014	2013	2014	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,700	$(2)	$140	$18	$(4)	$727	$240
Reinvested capital gains	5,235	0	479	47	6	2,124	0
Realized gain (loss)	(6,699)	214	2	7	3	55	10
Unrealized gain (loss)	0	(117)	(684)	144	565	(2,027)	2,166

Net increase (decrease) in contract equity from operations	236	95	(63)	216	570	879	2,416

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(8,650)	(1,186)	8,650	0	0	15,383	1,532
Transfers (to) and from fixed dollar contract	9,351	0	0	0	0	0	350
Withdrawals and surrenders	(937)	0	0	0	0	(1,156)	0
Surrender charges (note 2)	0	0	0	0	0	0	0
Annual contract charges (note 2)	0	0	(2)	(3)	(2)	(23)	(22)
Annuity and death benefit payments	0	0	0	0	0	0	0

Net equity transactions	(236)	(1,186)	8,648	(3)	(2)	14,204	1,860

Net change in contract owners’ equity	0	(1,091)	8,585	213	568	15,083	4,276
Contract owners’ equity:
Beginning of period	0	1,091	0	3,908	3,340	14,902	10,626

End of period	$0	$0	$8,585	$4,121	$3,908	$29,985	$14,902

Change in units:
Beginning units	0	89	0	328	328	1,198	1,029

Units purchased	584	0	474	0	0	1,230	171
Units redeemed	(584)	(89)	0	0	0	(88)	(2)

Ending units	0	0	474	328	328	2,340	1,198

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Northern Lights Variable Trust - Class II				AllianceBernstein Variable Product Series Fund, Inc. - Class B
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount		Dynamic Asset Allocation Subaccount		Total Subaccounts
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$20	$(49)	$(5)	$(17)	$(127)	$(60)	$(130,373)	$(80,590)
Reinvested capital gains	355	0	65	0	866	82	284,039	330,554
Realized gain (loss)	31	10	8	4	106	21	1,553,208	1,306,794
Unrealized gain (loss)	579	2,600	27	577	(105)	1,321	332,963	4,735,290

Net increase (decrease) in contract equity from operations	985	2,561	95	564	740	1,364	2,039,837	6,292,048

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0	268,034	502,748
Transfers (to) and from other subaccounts	0	0	0	0	0	0	0	0
Transfers (to) and from fixed dollar contract	0	43,485	0	0	0	19,711	(346,549)	(464,891)
Withdrawals and surrenders	0	0	0	0	0	0	(2,478,714)	(2,909,437)
Surrender charges (note 2)	0	0	0	0	0	0	(3,291)	(6,061)
Annual contract charges (note 2)	0	0	(4)	(4)	(2)	(2)	(12,860)	(14,368)
Annuity and death benefit payments	0	0	0	0	(1,486)	(617)	(1,861,695)	(454,349)

Net equity transactions	0	43,485	(4)	(4)	(1,488)	19,092	(4,435,075)	(3,346,358)

Net change in contract owners’ equity	985	46,046	91	560	(748)	20,456	(2,395,238)	2,945,690
Contract owners’ equity:
Beginning of period	46,046	0	5,608	5,048	23,547	3,091	30,163,188	27,217,498

End of period	$47,031	$46,046	$5,699	$5,608	$22,799	$23,547	$27,767,950	$30,163,188

Change in units:
Beginning units	4,209	0	494	495	2,086	304	977,828	1,080,347

Units purchased	0	4,209	0	0	0	1,838	85,704	123,949
Units redeemed	0	0	0	(1)	(130)	(56)	(163,365)	(226,468)

Ending units	4,209	4,209	494	494	1,956	2,086	900,167	977,828

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Notes to Financial Statements	December 31, 2014

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

Ohio National Variable Account B (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, and Bristol Growth

Janus Aspen Series - Institutional Shares: Janus, Global Research, and Balanced

Wells Fargo Advantage Variable Trust Funds: Opportunity, Small Cap Value, and Discovery

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, International Equity, and Global Dynamic Multi Asset

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, and VIP Real Estate

Janus Aspen Series - Service Shares: Janus, Global Research, Balanced, and Overseas

MFS® Variable Insurance Trust - Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, and CommodityRealReturn® Strategy

Calvert Variable Products, Inc.: VP S&P 500 Index

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund – Investment Class: Small-Cap and Micro-Cap

The Universal Institutional Funds, Inc. (Morgan Stanley UIF): U.S. Real Estate Class I, Core Plus Fixed Income Class II, U.S. Real Estate Class II, and Growth Class II

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Series II and Invesco V.I. Balanced-Risk Allocation Series II

Franklin Templeton Variable Insurance Products Trust: Franklin Income VIP Class 2, Franklin Flex Cap Growth VIP Class 2, Templeton Foreign VIP Class 2, and Franklin Founding Funds Allocation VIP Class 4

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Ivy Funds Variable Insurance Portfolios: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Large Cap Value and QS Legg Mason Dynamic Multi-Strategy VIT

Federated Insurance Series - Service Shares: Managed Volatility Fund II

Northern Lights Variable Trust - Class II: TOPS® Managed Risk Balanced ETF and TOPS® Managed Risk Moderate Growth ETF

AllianceBernstein Variable Product Series Fund, Inc. - Class B: Dynamic Asset Allocation

The underlying mutual funds (“the funds”) in which the subaccounts invest, other than The Dow® Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios) which liquidated on April 8, 2011, are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests for these services, ONI recorded advisory fees of approximately $24.3 million and $19.8 million for the periods ended December 31, 2014 and 2013, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar portions of their contracts.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of ONLIC and are paid from its general account.

C. Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses. (See Note 2).

D. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2014.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Subsequent Events

Effective March 27, 2015, the Investors Growth Stock Series – Service Class of MFS® Variable Insurance Trust merged into the Massachusetts Investors Growth Stock Portfolio—Service Class of MFS® Variable Insurance Trust II.

The Account has evaluated for possible subsequent events through April 8, 2015, which is the date these financial statements were issued and there are no additional subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk of the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, and transfer fees are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The following tables illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment Combination	Variable Interest Annuity (“VIA”)	Flexible Payment Combination
Mortality and Expense Risk Fees
(May increase annually to not more than 1.55%)	0.75%	1.05%	0.85%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%

The following charges are assessed through the redemption of units:

Annual Contract Fee Each year on the contract anniversary (or at the time of surrender of the contract).	NA	No charge	$25
Transfer Fee – per transfer (currently no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15
Purchase Payment Charges	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year
State Premium Taxes In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:
	Top I	Top Tradition	Top Plus
Mortality and Expense Risk Fees
(May increase annually to not more than 1.55%)	0.85% to 1.05%	0.85%	0.65%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.10% to 1.30%	1.10%	0.90%

The following charges are assessed through the redemption of units:

Annual Contract Fee Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	NA
Transfer Fee – per transfer (currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15
Purchase Payment Charges	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	5% of purchase payments made in the eight years prior to surrender	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year
State Premium Taxes In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Further information regarding fees, terms, and availability of all products listed above are provided in the “Top Variable Annuities” prospectus.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Taxes are the responsibility of the contract owner upon surrender or withdrawal. Accordingly, ONLIC does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective December 5, 2014, the ClearBridge Variable All Cap Value Portfolio—Class I of Legg Mason Partners Variable Equity Trust was merged into the ClearBridge Variable Large Cap Value Portfolio—Class I of Legg Mason Partners Variable Equity Trust.

Effective April 30, 2014, the Calvert VP SRI Equity Portfolio of Calvert Variable Series, Inc. was merged into the Calvert VP S&P 500 Index Portfolio of Calvert Variable Products, Inc.

Effective December 20, 2013, the Millennium Portfolio of Ohio National Fund, Inc. was merged into the Small Cap Growth Portfolio of Ohio National Fund, Inc. The Income Opportunity Portfolio and the U.S. Equity Portfolio of Ohio National Fund, Inc. merged into the Balanced Portfolio of Ohio National Fund, Inc. The Target Equity/Income Portfolio of Ohio National Fund, Inc. merged into the Target VIP Portfolio of Ohio National Fund, Inc.

Effective April 29, 2011, the Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective May 28, 2010, the International Growth Equity Portfolio of The Universal Institutional Funds, Inc. – Class II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$27,767,950	$0	$0	$27,767,950

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2014.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2014 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$54,427	$998,942
Money Market Subaccount	76,540	71,946
Bond Subaccount	15,369	1,006,735
Omni Subaccount	55,559	1,186,853
International Subaccount	15,079	259,334
Capital Appreciation Subaccount	11,492	287,107
International Small-Mid Company Subaccount	8,100	342,081
Aggressive Growth Subaccount	695,894	27,514
Small Cap Growth Subaccount	1,192	190,701
Mid Cap Opportunity Subaccount	9,970	211,619
S&P 500® Index Subaccount	122,734	305,495
Strategic Value Subaccount	18,179	9,064
High Income Bond Subaccount	431	27,548
Capital Growth Subaccount	240	6,284
Nasdaq-100® Index Subaccount	5,706	1,517
Bristol Subaccount	39	456
Bryton Growth Subaccount	0	299
Balanced Subaccount	58,796	9,979
Bristol Growth Subaccount	53	323
Janus Aspen Series - Institutional Shares:
Janus Subaccount	17,085	2,919
Global Research Subaccount	854	27,665
Balanced Subaccount	96,650	245,226
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	15	38,159
Small Cap Value Subaccount	35	117
Discovery Subaccount	9,288	15,559
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	14,289	11,901
U.S. Equity Insights Subaccount	623	111
Strategic Growth Subaccount	541	1,736
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	4,054	25,873
U.S. Small-Mid Cap Equity Subaccount	44,717	6,142
International Equity Subaccount	194	923
Global Dynamic Multi Asset Subaccount	246	46
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	30,588	51,310
VIP Contrafund® Subaccount	15,516	105,814
VIP Growth Subaccount	140	16,044
VIP Equity-Income Subaccount	16,613	25,696
VIP Real Estate Subaccount	4,108	9,886
Janus Aspen Series - Service Shares:
Janus Subaccount	2,785	307
Global Research Subaccount	4,110	256
Balanced Subaccount	33,240	95,773
Overseas Subaccount	21,229	8,115
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	4,768	257
Investors Growth Stock Subaccount	156	35

Mid Cap Growth Subaccount	364	8,450
Total Return Subaccount	16,672	10,237
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	7,496	249
Mid Cap Value Subaccount	14,085	8,290
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	2,799	76,747
Total Return Subaccount	3,738	44,709
Global Bond Subaccount	3,897	47,479
CommodityRealReturn® Strategy Subaccount	186	12,002
Calvert Variable Products, Inc.:
VP S&P 500 Subaccount	22,375	445
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount	1,675	20,299
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	0	6,996
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	361	14,049
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	30,111	36,466
Micro-Cap Subaccount	3,450	19,672
The Universal Institutional Funds, Inc. (Morgan Stanley UIF):
U.S. Real Estate Class I Subaccount	4,380	2,432
Core Plus Fixed Income Class II Subaccount	221	163
U.S. Real Estate Class II Subaccount	166	6,278
Growth Class II Subaccount	350	63
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Series II Subaccount	164	4,982
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	956	818
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Class 2 Subaccount	19,213	6,755
Franklin Flex Cap Growth VIP Class 2 Subaccount	3,327	801
Templeton Foreign VIP Class 2 Subaccount	10,042	6,303
Franklin Founding Funds Allocation VIP Class 4 Subaccount	233	76
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	5,471	368
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	23,980	5,433
VIP Global Natural Resources Subaccount	0	1,440
VIP Science and Technology Subaccount	41,149	27,010
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount	16,328	9,629
ClearBridge Variable Large Cap Value Subaccount	9,276	9
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	109	47
Federated Insurance Series - Service Shares:
Managed Volatility Fund II Subaccount	18,515	1,460
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount	795	420
TOPS® Managed Risk Moderate Growth ETF Subaccount	122	66
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Dynamic Asset Allocation Subaccount	953	1,702

Totals	$1,734,603	$6,016,012

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit, and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2014	69,692	$27.41 to $108.27	$5,002,753	0.90% to 1.10%	12.83% to 13.05%	0.30%
2013	83,537	$24.25 to $95.96	$5,250,509	0.90% to 1.10%	36.19% to 36.46%	0.89%
2012	93,088	$17.77 to $70.46	$4,280,568	0.90% to 1.10%	14.43% to 14.66%	1.33%
2011	121,597	$15.50 to $61.57	$4,489,374	0.90% to 1.10%	-4.43% to -4.24%	0.79%
2010	152,111	$16.18 to $64.43	$5,870,305	0.90% to 1.10%	6.74% to 6.95%	0.19%

Money Market Subaccount
2014	36,438	$14.71 to $31.76	$780,004	0.90% to 1.30%	-1.28% to -0.89%	0.00%
2013	35,041	$14.84 to $32.18	$773,096	0.90% to 1.30%	-1.28% to -0.89%	0.00%
2012	42,239	$14.97 to $32.60	$895,866	0.90% to 1.30%	-1.29% to -0.90%	0.00%
2011	45,882	$15.11 to $33.02	$1,004,423	0.90% to 1.30%	-1.28% to -0.89%	0.00%
2010	41,241	$15.24 to $33.45	$940,191	0.90% to 1.30%	-1.28% to -0.89%	0.00%

Bond Subaccount
2014	26,214	$24.44 to $57.20	$1,097,740	0.90% to 1.10%	4.73% to 4.94%	0.00%
2013	49,875	$23.29 to $54.61	$1,996,293	0.90% to 1.10%	-2.99% to -2.80%	0.00%
2012	53,468	$23.96 to $56.30	$2,215,005	0.90% to 1.10%	6.09% to 6.30%	0.00%
2011	56,466	$22.54 to $53.07	$2,206,647	0.90% to 1.10%	5.20% to 5.41%	0.00%
2010	63,738	$21.38 to $50.44	$2,305,704	0.90% to 1.10%	6.66% to 6.88%	0.00%

Omni Subaccount
2014	34,193	$27.16 to $63.13	$1,632,961	0.90% to 1.10%	10.90% to 11.12%	0.69%
2013	54,162	$24.44 to $56.93	$2,521,299	0.90% to 1.10%	29.11% to 29.37%	0.98%
2012	62,956	$18.89 to $44.09	$2,258,244	0.90% to 1.10%	10.82% to 11.04%	1.24%
2011	76,631	$17.02 to $39.79	$2,435,603	0.90% to 1.10%	-5.16% to -4.97%	1.14%
2010	96,247	$17.91 to $41.95	$3,208,174	0.90% to 1.10%	11.96% to 12.18%	1.47%

International Subaccount
2014	71,682	$18.40 to $20.21	$1,416,753	0.90% to 1.10%	-10.44% to -10.26%	0.00%
2013	82,294	$20.50 to $22.56	$1,816,628	0.90% to 1.10%	10.47% to 10.69%	0.00%
2012	95,757	$18.52 to $20.42	$1,914,622	0.90% to 1.10%	18.94% to 19.17%	0.00%
2011	116,121	$15.54 to $17.17	$1,947,563	0.90% to 1.10%	-16.33% to -16.16%	0.00%
2010	153,059	$18.54 to $20.52	$3,057,219	0.90% to 1.10%	15.48% to 15.71%	0.00%

Capital Appreciation Subaccount
2014	53,766	$51.80 to $59.72	$2,936,804	0.90% to 1.10%	7.36% to 7.58%	0.25%
2013	58,449	$48.24 to $55.52	$2,969,356	0.90% to 1.10%	33.04% to 33.31%	0.44%
2012	61,839	$36.26 to $41.65	$2,354,460	0.90% to 1.10%	16.31% to 16.54%	0.58%
2011	71,477	$31.18 to $35.74	$2,327,624	0.90% to 1.10%	-2.72% to -2.53%	0.36%
2010	84,595	$32.05 to $36.66	$2,852,699	0.90% to 1.10%	15.72% to 15.95%	0.21%

Millennium Subaccount (note 4)
2012	39,257	$27.85 to $37.51	$1,195,766	0.90% to 1.10%	8.24% to 8.46%	0.00%
2011	48,203	$25.73 to $34.59	$1,350,151	0.90% to 1.10%	-1.95% to -1.76%	0.00%
2010	57,183	$26.24 to $35.21	$1,645,691	0.90% to 1.10%	22.95% to 23.19%	0.00%

International Small-Mid Company Subaccount
2014	12,943	$33.30 to $36.93	$443,358	0.90% to 1.10%	-9.78% to -9.61%	0.00%
2013	21,815	$36.91 to $40.86	$820,851	0.90% to 1.10%	26.29% to 26.54%	0.00%
2012	22,228	$29.23 to $32.29	$665,054	0.90% to 1.10%	21.35% to 21.59%	0.00%
2011	30,177	$24.08 to $26.55	$744,940	0.90% to 1.10%	-18.41% to -18.25%	0.00%
2010	38,854	$29.52 to $32.48	$1,196,995	0.90% to 1.10%	18.43% to 18.67%	0.00%

Aggressive Growth Subaccount
2014	68,150	$12.97 to $16.18	$892,748	0.90% to 1.10%	8.41% to 8.62%	0.00%
2013	11,488	$11.97 to $14.89	$146,007	0.90% to 1.10%	30.01% to 30.27%	0.00%
2012	13,222	$9.20 to $11.43	$128,380	0.90% to 1.10%	21.52% to 21.77%	0.00%
2011	19,557	$7.57 to $9.39	$155,496	0.90% to 1.10%	-6.29% to -6.11%	0.00%
2010	20,782	$8.08 to $10.00	$175,866	0.90% to 1.10%	8.76% to 8.98%	0.00%

Small Cap Growth Subaccount
2014	48,436	$21.20 to $32.54	$1,538,908	0.90% to 1.10%	9.44% to 9.65%	0.00%
2013	54,475	$19.37 to $29.67	$1,579,556	0.90% to 1.10%	43.71% to 43.99%	0.00%
2012	13,524	$13.48 to $20.61	$271,496	0.90% to 1.10%	16.73% to 16.96%	0.00%
2011	16,049	$11.55 to $17.62	$275,113	0.90% to 1.10%	1.61% to 1.81%	0.00%
2010	17,981	$11.36 to $17.31	$303,158	0.90% to 1.10%	28.62% to 28.87%	0.00%

Mid Cap Opportunity Subaccount
2014	26,603	$38.24 to $39.62	$1,031,485	0.90% to 1.10%	10.29% to 10.51%	0.00%
2013	31,930	$34.67 to $35.85	$1,121,501	0.90% to 1.10%	31.02% to 31.28%	0.00%
2012	37,089	$26.46 to $27.31	$993,037	0.90% to 1.10%	18.40% to 18.63%	0.00%
2011	48,861	$22.35 to $23.02	$1,103,647	0.90% to 1.10%	-4.41% to -4.22%	0.00%
2010	61,345	$13.43 to $24.04	$1,445,980	0.90% to 1.10%	18.30% to 18.53%	0.00%

S&P 500® Index Subaccount
2014	107,177	$16.08 to $31.28	$3,241,492	0.90% to 1.10%	11.88% to 12.10%	1.28%
2013	113,963	$14.37 to $27.90	$3,081,481	0.90% to 1.10%	30.31% to 30.57%	1.24%
2012	121,172	$11.03 to $21.37	$2,513,528	0.90% to 1.10%	14.14% to 14.36%	1.32%
2011	131,168	$9.66 to $18.69	$2,383,022	0.90% to 1.10%	0.66% to 0.86%	1.34%
2010	148,839	$9.60 to $18.53	$2,684,936	0.90% to 1.10%	13.21% to 13.43%	1.27%

Strategic Value Subaccount
2014	3,134	$15.76 to $16.24	$50,140	0.90% to 1.10%	11.19% to 11.41%	5.23%
2013	2,639	$14.17 to $14.58	$37,652	0.90% to 1.10%	19.68% to 19.92%	2.30%
2012	3,225	$11.84 to $12.15	$38,384	0.90% to 1.10%	6.04% to 6.25%	1.48%
2011	2,936	$11.17 to $11.44	$33,059	0.90% to 1.10%	12.79% to 13.01%	0.76%
2010	7,784	$9.90 to $10.12	$77,295	0.90% to 1.10%	10.77% to 10.99%	2.88%

High Income Bond Subaccount
2014	7,077	$23.64 to $24.36	$169,746	0.90% to 1.10%	1.65% to 1.85%	0.00%
2013	8,137	$23.26 to $23.92	$191,637	0.90% to 1.10%	5.92% to 6.13%	0.00%
2012	8,085	$21.96 to $22.54	$179,615	0.90% to 1.10%	13.09% to 13.32%	0.00%
2011	11,556	$19.42 to $19.89	$226,465	0.90% to 1.10%	4.22% to 4.42%	0.00%
2010	16,147	$18.63 to $19.05	$303,121	0.90% to 1.10%	12.85% to 13.07%	0.00%

Capital Growth Subaccount
2014	866	$17.64 to $18.18	$15,427	0.90% to 1.10%	1.33% to 1.53%	0.00%
2013	1,184	$17.41 to $17.91	$20,905	0.90% to 1.10%	28.85% to 29.10%	0.00%
2012	3,754	$13.51 to $13.87	$50,818	0.90% to 1.10%	12.57% to 12.79%	0.00%
2011	6,514	$12.00 to $12.30	$78,477	0.90% to 1.10%	-3.52% to -3.33%	0.00%
2010	6,695	$12.44 to $12.72	$83,452	0.90% to 1.10%	34.94% to 35.21%	0.00%

Nasdaq-100® Index Subaccount
2014	4,285	$9.55 to $9.83	$40,973	0.90% to 1.10%	17.48% to 17.71%	1.13%
2013	3,828	$8.13 to $8.35	$31,163	0.90% to 1.10%	34.50% to 34.77%	0.78%
2012	3,995	$6.04 to $6.20	$24,176	0.90% to 1.10%	16.59% to 16.82%	0.53%
2011	6,146	$5.18 to $5.30	$31,880	0.90% to 1.10%	2.07% to 2.27%	0.34%
2010	6,797	$5.08 to $5.19	$34,545	0.90% to 1.10%	18.09% to 18.32%	0.29%

Bristol Subaccount
2014	478	$22.01	$10,512	0.90%	12.87%	0.40%
2013	496	$19.05 to $19.50	$9,672	0.90% to 1.10%	39.68% to 39.95%	0.53%
2012	473	$13.64 to $13.93	$6,589	0.90% to 1.10%	11.95% to 12.17%	0.58%
2011	473	$12.42	$5,873	0.90%	-7.98%	0.44%
2010	478	$13.50	$6,459	0.90%	12.10%	0.52%

Bryton Growth Subaccount
2014	1,229	$18.40	$22,618	0.90%	5.22%	0.00%
2013	1,235	$17.08 to $17.48	$21,593	0.90% to 1.10%	39.20% to 39.48%	0.00%
2012	2,040	$12.27 to $12.53	$25,352	0.90% to 1.10%	10.07% to 10.29%	0.00%
2011	2,649	$11.15 to $11.36	$29,856	0.90% to 1.10%	-10.27% to -10.09%	0.00%
2010	3,288	$12.43 to $12.64	$41,318	0.90% to 1.10%	22.69% to 22.93%	0.00%

Balanced Subaccount
2014	4,856	$16.35 to $16.65	$80,684	0.90% to 1.10%	4.84% to 5.05%	0.76%
2013	1,739	$15.59 to $15.85	$27,289	0.90% to 1.10%	14.01% to 14.24%	0.83%
2012	1,740	$13.67 to $13.87	$23,929	0.90% to 1.10%	12.06% to 12.28%	0.00%
2011	840	$12.20	$10,246	1.10%	1.18%	1.93%
2010	841	$12.06	$10,138	1.10%	6.61%	1.31%

Income Opportunity Subaccount (note 4)
2011	614	$10.39	$6,379	0.90%	-1.96%	0.00%

Target Equity/Income Subaccount (note 4)
2011	423	$7.73	$3,268	1.10%	-12.06%	1.59%
2010	425	$8.79	$3,733	1.10%	21.89%	0.92%

Bristol Growth Subaccount
2014	1,178	$15.37 to $15.61	$18,316	0.90% to 1.10%	10.80% to 11.02%	0.31%
2013	1,190	$13.88 to $14.06	$16,666	0.90% to 1.10%	37.11% to 37.38%	0.44%
2012	1,159	$10.12 to $10.23	$11,829	0.90% to 1.10%	9.98% to 10.20%	0.45%
2011	1,152	$9.20 to $9.29	$10,672	0.90% to 1.10%	-2.84% to -2.65%	0.36%
2010	1,153	$9.47 to $9.54	$10,975	0.90% to 1.10%	11.57% to 11.79%	0.43%

Dow Target 10 Portfolios:
First Quarter Subaccount
2010	4,267	$10.68	$45,577	1.10%	17.08%	0.00%

Second Quarter Subaccount
2010	2,636	$13.10	$34,546	1.10%	21.03%	0.00%

Fourth Quarter Subaccount
2010	2,417	$13.77	$33,310	1.10%	19.40%	0.00%

Dow Target 5 Portfolios:
First Quarter Subaccount
2010	4,038	$11.02	$44,506	1.10%	10.92%	0.00%

Second Quarter Subaccount
2010	2,650	$12.07	$31,983	1.10%	13.34%	0.00%

Fourth Quarter Subaccount
2010	2,289	$12.64	$28,941	1.10%	12.46%	0.00%

Janus Aspen Series - Institutional Shares:
Janus Subaccount
2014	18,278	$13.40 to $13.80	$245,866	0.90% to 1.10%	11.76% to 11.99%	0.37%
2013	18,318	$11.99 to $12.33	$220,408	0.90% to 1.10%	28.92% to 29.18%	0.78%
2012	19,715	$9.30 to $9.54	$183,973	0.90% to 1.10%	17.29% to 17.52%	0.53%
2011	26,879	$7.93 to $8.12	$213,721	0.90% to 1.10%	-6.33% to -6.14%	0.59%
2010	31,403	$8.46 to $8.65	$266,389	0.90% to 1.10%	13.27% to 13.50%	1.03%

Global Research Subaccount
2014	6,512	$12.30 to $12.67	$81,062	0.90% to 1.10%	6.27% to 6.49%	0.97%
2013	8,742	$11.57 to $11.90	$102,407	0.90% to 1.10%	27.03% to 27.28%	1.21%
2012	9,227	$9.11 to $9.35	$84,962	0.90% to 1.10%	18.78% to 19.01%	0.81%
2011	13,376	$7.67 to $7.86	$103,426	0.90% to 1.10%	-14.68% to -14.51%	0.54%
2010	19,872	$8.99 to $9.19	$179,847	0.90% to 1.10%	14.58% to 14.80%	0.55%

Balanced Subaccount
2014	41,236	$23.05 to $23.76	$957,946	0.90% to 1.10%	7.33% to 7.54%	1.68%
2013	49,453	$21.48 to $22.09	$1,067,546	0.90% to 1.10%	18.85% to 19.08%	1.54%
2012	49,355	$18.07 to $18.55	$895,776	0.90% to 1.10%	12.38% to 12.60%	2.83%
2011	54,003	$16.08 to $16.48	$871,940	0.90% to 1.10%	0.54% to 0.73%	2.44%
2010	61,335	$16.00 to $16.36	$984,374	0.90% to 1.10%	7.21% to 7.42%	2.82%

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2014	1,055	$25.65 to $26.43	$27,417	0.90% to 1.10%	9.22% to 9.44%	0.03%
2013	2,536	$23.49 to $24.16	$60,835	0.90% to 1.10%	29.26% to 29.51%	0.19%
2012	2,996	$18.17 to $18.65	$55,584	0.90% to 1.10%	14.26% to 14.49%	0.10%
2011	3,124	$15.90 to $16.29	$50,605	0.90% to 1.10%	-6.55% to -6.36%	0.14%
2010	3,125	$17.02 to $17.40	$54,077	0.90% to 1.10%	22.41% to 22.65%	0.72%

Small Cap Value Subaccount
2014	453	$21.49	$9,741	1.10%	3.32%	0.35%
2013	454	$20.80	$9,436	1.10%	13.50%	0.70%
2012	454	$18.32	$8,321	1.10%	12.75%	0.86%
2011	455	$16.25	$7,388	1.10%	-8.27%	0.84%
2010	1,055	$17.72	$18,686	1.10%	15.98%	0.89%

Discovery Subaccount
2014	3,907	$17.91 to $18.46	$71,161	0.90% to 1.10%	-0.74% to -0.54%	0.00%
2013	4,744	$18.04 to $18.56	$86,716	0.90% to 1.10%	42.24% to 42.52%	0.01%
2012	4,748	$12.68 to $13.02	$60,952	0.90% to 1.10%	16.45% to 16.68%	0.00%
2011	5,827	$10.89 to $11.16	$64,052	0.90% to 1.10%	-0.67% to -0.47%	0.00%
2010	7,459	$10.97 to $11.21	$82,350	0.90% to 1.10%	34.07% to 34.33%	0.00%

Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
2014	3,628	$18.73 to $19.30	$69,727	0.90% to 1.10%	11.71% to 11.93%	1.38%
2013	4,251	$16.76 to $17.24	$72,769	0.90% to 1.10%	31.78% to 32.04%	1.10%
2012	5,196	$12.72 to $13.06	$67,182	0.90% to 1.10%	17.83% to 18.06%	1.32%
2011	6,457	$10.80 to $11.06	$70,581	0.90% to 1.10%	-8.06% to -7.88%	1.12%
2010	8,283	$11.74 to $12.01	$98,138	0.90% to 1.10%	9.99% to 10.21%	0.69%

U.S. Equity Insights Subaccount
2014	659	$16.65 to $17.16	$11,097	0.90% to 1.10%	15.10% to 15.33%	1.46%
2013	659	$14.46 to $14.88	$9,640	0.90% to 1.10%	36.02% to 36.29%	0.96%
2012	1,051	$10.63 to $10.92	$11,303	0.90% to 1.10%	13.21% to 13.43%	1.68%
2011	1,188	$9.39 to $9.62	$11,291	0.90% to 1.10%	2.92% to 3.12%	1.51%
2010	1,581	$9.13 to $9.33	$14,551	0.90% to 1.10%	11.61% to 11.84%	1.30%

Strategic Growth Subaccount
2014	139	$15.71	$2,190	1.10%	12.40%	0.25%
2013	243	$13.98	$3,401	1.10%	30.98%	0.32%
2012	354	$10.67	$3,778	1.10%	18.58%	0.47%
2011	553	$9.00 to $9.22	$5,020	0.90% to 1.10%	-3.67% to -3.48%	0.41%
2010	655	$9.34 to $9.55	$6,162	0.90% to 1.10%	9.53% to 9.75%	0.36%

Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2014	3,887	$35.03 to $36.09	$137,536	0.90% to 1.10%	-5.67% to -5.49%	1.58%
2013	4,544	$37.13 to $38.19	$170,305	0.90% to 1.10%	-2.32% to -2.12%	1.17%
2012	5,451	$38.01 to $39.02	$208,707	0.90% to 1.10%	20.72% to 20.96%	1.45%
2011	7,286	$31.49 to $32.26	$231,566	0.90% to 1.10%	-18.89% to -18.73%	1.38%
2010	12,966	$38.82 to $39.69	$507,239	0.90% to 1.10%	21.36% to 21.60%	1.18%

U.S. Small-Mid Cap Equity Subaccount
2014	7,443	$33.72 to $34.75	$256,169	0.90% to 1.10%	9.82% to 10.04%	0.00%
2013	7,417	$30.70 to $31.58	$232,139	0.90% to 1.10%	33.80% to 34.06%	0.00%
2012	7,866	$22.95 to $23.55	$183,760	0.90% to 1.10%	9.02% to 9.24%	0.00%
2011	8,255	$21.05 to $21.56	$176,681	0.90% to 1.10%	-10.06% to -9.88%	0.00%
2010	9,484	$23.40 to $23.93	$224,616	0.90% to 1.10%	22.38% to 22.62%	0.29%

International Equity Subaccount
2014	858	$13.86	$11,888	0.90%	-5.06%	1.53%
2013	915	$14.36 to $14.59	$13,344	0.90% to 1.10%	19.45% to 19.69%	1.48%
2012	805	$12.02 to $12.19	$9,812	0.90% to 1.10%	19.78% to 20.02%	1.71%
2011	796	$10.16	$8,085	0.90%	-8.10%	1.54%
2010	1,308	$10.94 to $11.05	$14,408	0.90% to 1.10%	5.56% to 5.77%	1.23%

Global Dynamic Multi Asset Subaccount
2014	315	$12.60	$3,972	1.10%	1.58%	0.56%
2013	315	$12.41	$3,913	1.10%	18.19%	0.31%
2012	316	$10.50	$3,313	1.10%	4.97% (c)	0.14%

Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2014	32,787	$35.01 to $36.05	$1,153,902	0.90% to 1.10%	4.88% to 5.09%	0.02%
2013	33,827	$33.39 to $34.30	$1,135,087	0.90% to 1.10%	34.39% to 34.66%	0.28%
2012	37,506	$24.84 to $25.47	$936,061	0.90% to 1.10%	13.31% to 13.54%	0.38%
2011	41,735	$21.92 to $22.44	$919,403	0.90% to 1.10%	-11.82% to -11.65%	0.02%
2010	47,706	$24.86 to $25.39	$1,190,986	0.90% to 1.10%	27.17% to 27.43%	0.12%

VIP Contrafund® Subaccount
2014	25,103	$21.16 to $21.79	$538,565	0.90% to 1.10%	10.44% to 10.66%	0.71%
2013	30,040	$19.16 to $19.69	$583,278	0.90% to 1.10%	29.53% to 29.78%	0.85%
2012	38,656	$14.79 to $15.17	$577,785	0.90% to 1.10%	14.87% to 15.10%	1.01%
2011	50,632	$12.88 to $13.18	$658,970	0.90% to 1.10%	-3.84% to -3.65%	0.73%
2010	62,312	$13.39 to $13.68	$842,130	0.90% to 1.10%	15.66% to 15.88%	0.89%

VIP Growth Subaccount
2014	13,556	$11.68 to $12.02	$159,933	0.90% to 1.10%	9.80% to 10.02%	0.00%
2013	14,812	$10.63 to $10.93	$159,016	0.90% to 1.10%	34.52% to 34.79%	0.05%
2012	15,138	$7.91 to $8.11	$120,588	0.90% to 1.10%	13.15% to 13.38%	0.35%
2011	17,820	$6.99 to $7.15	$125,638	0.90% to 1.10%	-1.12% to -0.92%	0.13%
2010	15,362	$7.07 to $7.22	$109,201	0.90% to 1.10%	22.51% to 22.76%	0.03%

VIP Equity-Income Subaccount
2014	4,489	$15.89 to $20.11	$78,643	0.90% to 1.10%	7.30% to 7.51%	2.59%
2013	5,133	$14.81 to $18.70	$84,922	0.90% to 1.10%	26.44% to 26.69%	2.28%
2012	5,119	$11.71 to $14.76	$66,174	0.90% to 1.10%	15.77% to 16.01%	2.61%
2011	6,709	$10.12 to $12.73	$77,731	0.90% to 1.10%	-0.44% to -0.24%	2.56%
2010	6,194	$10.16 to $12.76	$71,202	0.90% to 1.10%	13.67% to 13.89%	1.75%

VIP Real Estate Subaccount
2014	2,826	$14.91 to $15.10	$42,336	0.90% to 1.10%	28.39% to 28.64%	1.60%
2013	3,528	$11.61 to $11.74	$41,205	0.90% to 1.10%	0.51% to 0.71%	1.16%
2012	5,151	$11.55 to $11.66	$59,857	0.90% to 1.10%	17.01% to 17.24%	1.39%
2011	4,224	$9.87 to $9.94	$41,890	0.90% to 1.10%	6.61% to 6.83%	1.20%
2010	1,320	$9.26 to $9.31	$12,266	0.90% to 1.10%	28.67% to 28.93%	1.35%

Janus Aspen Series - Service Shares:
Janus Subaccount
2014	2,742	$10.63 to $10.94	$29,234	0.90% to 1.10%	11.51% to 11.73%	0.23%
2013	2,663	$9.53 to $9.79	$25,458	0.90% to 1.10%	28.58% to 28.83%	0.67%
2012	2,573	$7.41 to $7.60	$19,130	0.90% to 1.10%	16.99% to 17.22%	0.45%
2011	3,107	$6.34 to $6.48	$19,727	0.90% to 1.10%	-6.57% to -6.38%	0.41%
2010	4,721	$6.78 to $6.93	$32,054	0.90% to 1.10%	13.02% to 13.24%	0.37%

Global Research Subaccount
2014	2,939	$8.61 to $8.86	$25,793	0.90% to 1.10%	6.01% to 6.23%	0.99%
2013	2,465	$8.12 to $8.34	$20,449	0.90% to 1.10%	26.68% to 26.93%	1.09%
2012	2,472	$6.41 to $6.57	$16,160	0.90% to 1.10%	18.55% to 18.79%	0.80%
2011	2,471	$5.41 to $5.53	$13,606	0.90% to 1.10%	-14.92% to -14.75%	0.48%
2010	2,978	$6.35 to $6.49	$19,186	0.90% to 1.10%	14.26% to 14.49%	0.53%

Balanced Subaccount
2014	35,095	$20.33 to $20.93	$719,621	0.90% to 1.10%	7.06% to 7.27%	1.49%
2013	39,438	$18.99 to $19.51	$754,454	0.90% to 1.10%	18.50% to 18.73%	1.34%
2012	39,400	$16.03 to $16.43	$635,982	0.90% to 1.10%	12.13% to 12.36%	2.66%
2011	35,362	$14.29 to $14.63	$509,423	0.90% to 1.10%	0.25% to 0.45%	2.23%
2010	33,807	$14.26 to $14.56	$485,626	0.90% to 1.10%	6.94% to 7.16%	2.57%

Overseas Subaccount
2014	4,896	$29.14 to $29.82	$143,928	0.90% to 1.10%	-13.06% to -12.89%	2.96%
2013	5,091	$33.52 to $34.24	$172,084	0.90% to 1.10%	13.04% to 13.26%	3.09%
2012	5,370	$29.65 to $30.23	$160,488	0.90% to 1.10%	11.95% to 12.17%	0.60%
2011	8,366	$26.49 to $26.95	$223,324	0.90% to 1.10%	-33.07% to -32.94%	0.35%
2010	11,637	$39.58 to $40.18	$463,642	0.90% to 1.10%	23.66% to 23.90%	0.54%

MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
2014	943	$22.24	$20,966	1.10%	-8.50%	0.00%
2013	936	$24.31	$22,740	1.10%	39.68%	0.00%
2012	1,013	$17.40	$17,631	1.10%	19.58%	0.00%
2011	957	$14.55	$13,926	1.10%	-11.47%	0.00%
2010	951	$16.44	$15,627	1.10%	34.46%	0.00%

Investors Growth Stock Subaccount
2014	147	$18.54	$2,727	1.10%	9.90%	0.29%
2013	147	$16.87	$2,488	1.10%	28.64%	0.42%
2012	147	$13.11	$1,939	1.10%	15.41%	0.22%
2011	147	$11.36	$1,686	1.10%	-0.72%	0.27%
2010	148	$11.45	$1,704	1.10%	10.93%	0.28%

Mid Cap Growth Subaccount
2014	238	$14.10 to $14.47	$3,407	0.90% to 1.10%	7.38% to 7.59%	0.00%
2013	864	$13.13 to $13.45	$11,390	0.90% to 1.10%	35.72% to 35.99%	0.00%
2012	676	$9.67 to $9.89	$6,575	0.90% to 1.10%	15.15% to 15.38%	0.00%
2011	764	$8.40 to $8.57	$6,461	0.90% to 1.10%	-7.18% to -7.00%	0.00%
2010	442	$9.05 to $9.22	$4,060	0.90% to 1.10%	27.80% to 28.05%	0.00%

Total Return Subaccount
2014	11,938	$18.75 to $19.24	$228,262	0.90% to 1.10%	7.06% to 7.27%	1.73%
2013	11,993	$17.51 to $17.94	$214,004	0.90% to 1.10%	17.45% to 17.68%	1.64%
2012	12,737	$14.91 to $15.24	$193,153	0.90% to 1.10%	9.72% to 9.94%	2.53%
2011	14,069	$13.59 to $13.87	$194,136	0.90% to 1.10%	0.48% to 0.68%	2.30%
2010	17,230	$13.52 to $13.77	$236,076	0.90% to 1.10%	8.44% to 8.66%	2.84%

J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
2014	1,131	$27.78 to $28.52	$32,095	0.90% to 1.10%	8.40% to 8.62%	0.13%
2013	919	$26.26	$24,130	0.90%	41.03%	0.50%
2012	1,370	$18.62	$25,515	0.90%	18.65%	0.20%
2011	1,370	$15.69	$21,504	0.90%	-5.62%	0.14%
2010	1,118	$16.33 to $16.62	$18,556	0.90% to 1.10%	25.74% to 25.99%	0.00%

Mid Cap Value Subaccount
2014	3,503	$38.45 to $39.46	$135,949	0.90% to 1.10%	13.85% to 14.08%	0.75%
2013	3,511	$33.77 to $34.59	$119,730	0.90% to 1.10%	30.86% to 31.12%	1.03%
2012	3,966	$25.80 to $26.38	$103,319	0.90% to 1.10%	19.06% to 19.30%	1.05%
2011	4,316	$21.67 to $22.11	$94,375	0.90% to 1.10%	1.05% to 1.25%	1.48%
2010	6,218	$21.45 to $21.84	$134,032	0.90% to 1.10%	22.11% to 22.35%	1.18%

PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2014	9,093	$13.76 to $17.50	$155,990	0.90% to 1.10%	1.97% to 2.17%	1.41%
2013	13,374	$13.49 to $17.13	$224,870	0.90% to 1.10%	-10.21% to -10.03%	1.43%
2012	19,006	$15.03 to $19.04	$354,979	0.90% to 1.10%	7.57% to 7.78%	1.07%
2011	21,892	$13.97 to $17.67	$380,092	0.90% to 1.10%	10.46% to 10.68%	2.10%
2010	24,164	$12.65 to $15.96	$379,837	0.90% to 1.10%	6.93% to 7.15%	1.44%

Total Return Subaccount
2014	8,761	$17.50 to $17.93	$155,392	0.90% to 1.10%	3.15% to 3.35%	2.18%
2013	11,206	$16.96 to $17.35	$192,765	0.90% to 1.10%	-3.03% to -2.83%	2.13%
2012	18,491	$17.49 to $17.86	$326,962	0.90% to 1.10%	8.40% to 8.61%	2.58%
2011	23,900	$16.14 to $16.44	$388,913	0.90% to 1.10%	2.49% to 2.69%	2.62%
2010	27,479	$15.75 to $16.01	$436,027	0.90% to 1.10%	6.94% to 7.15%	2.43%

Global Bond Subaccount
2014	3,465	$14.49 to $18.17	$61,351	0.90% to 1.10%	1.16% to 1.36%	2.35%
2013	6,032	$14.32 to $17.93	$105,899	0.90% to 1.10%	-9.47% to -9.29%	1.07%
2012	9,201	$15.82 to $19.76	$177,269	0.90% to 1.10%	5.77% to 5.98%	1.63%
2011	10,298	$14.96 to $18.65	$187,563	0.90% to 1.10%	6.40% to 6.61%	2.57%
2010	10,333	$14.06 to $17.49	$176,845	0.90% to 1.10%	10.44% to 10.66%	2.72%

CommodityRealReturn® Strategy Subaccount
2014	1,364	$10.69 to $10.81	$14,701	0.90% to 1.10%	-19.31% to -19.15%	0.33%
2013	2,187	$13.25 to $13.37	$29,166	0.90% to 1.10%	-15.63% to -15.46%	1.73%
2012	2,249	$15.70 to $15.82	$35,480	0.90% to 1.10%	4.24% to 4.45%	2.77%
2011	2,151	$15.07 to $15.15	$32,520	0.90% to 1.10%	-8.56% to -8.38%	14.56%
2010	1,732	$16.48 to $16.53	$28,616	0.90% to 1.10%	23.17% to 23.41%	14.81%

Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount
2014	1,623	$13.71	$21,901	1.10%	9.74% (c)	2.41%

Calvert Variable Series, Inc.:
VP SRI Equity Subaccount (note 4)
2013	1,644	$12.61	$20,404	1.10%	29.63%	0.07%
2012	2,202	$9.73	$21,050	1.10%	14.68%	0.07%
2011	4,279	$8.48	$35,681	1.10%	-2.42%	0.00%
2010	4,285	$8.69	$36,612	1.10%	15.99%	0.05%

The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
2014	2,732	$28.65 to $29.32	$79,060	0.90% to 1.10%	5.54% to 5.75%	0.00%
2013	2,945	$27.14 to $27.72	$80,629	0.90% to 1.10%	27.94% to 28.20%	0.00%
2012	3,000	$21.21 to $21.63	$64,169	0.90% to 1.10%	9.41% to 9.62%	0.00%
2011	3,166	$19.39 to $19.73	$61,848	0.90% to 1.10%	-5.54% to -5.36%	0.00%
2010	5,403	$20.53 to $20.84	$111,424	0.90% to 1.10%	6.20% to 6.41%	0.00%

Jennison Subaccount
2012	224	$18.14	$4,068	0.90%	14.69%	0.00%
2011	224	$15.82	$3,547	0.90%	-0.98%	0.00%

Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2014	398	$22.20	$8,843	0.90%	6.86%	1.31%
2013	1,104	$20.78	$22,947	0.90%	19.75%	1.73%
2012	472	$17.35	$8,185	0.90%	9.15%	3.66%
2011	920	$15.90	$14,622	0.90%	7.77%	1.40%
2010	476	$14.53 to $14.75	$6,959	0.90% to 1.10%	13.79% to 14.02%	1.90%

Royce Capital Fund - Investment Class:
Small-Cap Subaccount
2014	7,457	$34.16 to $34.96	$257,084	0.90% to 1.10%	2.12% to 2.32%	0.12%
2013	8,462	$33.45 to $34.17	$285,475	0.90% to 1.10%	33.29% to 33.55%	0.98%
2012	10,754	$25.10 to $25.58	$271,446	0.90% to 1.10%	11.27% to 11.49%	0.10%
2011	12,302	$22.55 to $22.95	$278,974	0.90% to 1.10%	-4.33% to -4.14%	0.32%
2010	13,283	$23.58 to $23.94	$314,472	0.90% to 1.10%	19.21% to 19.45%	0.10%

Micro-Cap Subaccount
2014	1,608	$26.82 to $27.45	$43,359	0.90% to 1.10%	-4.63% to -4.44%	0.00%
2013	2,303	$28.12 to $28.72	$65,197	0.90% to 1.10%	19.67% to 19.91%	0.42%
2012	3,388	$23.50 to $23.95	$79,962	0.90% to 1.10%	6.43% to 6.64%	0.00%
2011	5,214	$22.08 to $22.46	$115,842	0.90% to 1.10%	-13.06% to -12.88%	2.15%
2010	6,893	$25.40 to $25.78	$175,901	0.90% to 1.10%	28.55% to 28.80%	2.00%

The Universal Institutional Funds, Inc. (Morgan Stanley UIF):
U.S. Real Estate Class I Subaccount
2014	4,670	$51.30 to $52.86	$242,053	0.90% to 1.10%	28.31% to 28.56%	1.43%
2013	4,647	$39.98 to $41.12	$187,621	0.90% to 1.10%	0.94% to 1.14%	1.08%
2012	4,823	$39.60 to $40.65	$192,810	0.90% to 1.10%	14.57% to 14.80%	0.97%
2011	6,443	$34.57 to $35.41	$224,197	0.90% to 1.10%	4.77% to 4.98%	0.85%
2010	7,538	$32.99 to $33.73	$250,116	0.90% to 1.10%	28.55% to 28.80%	2.19%

Core Plus Fixed Income Class II Subaccount
2014	501	$15.52 to $15.88	$7,920	0.90% to 1.10%	6.39% to 6.61%	2.84%
2013	507	$14.59 to $14.90	$7,519	0.90% to 1.10%	-1.66% to -1.47%	3.44%
2012	514	$14.83 to $15.12	$7,731	0.90% to 1.10%	8.00% to 8.21%	4.35%
2011	521	$13.74 to $13.97	$7,243	0.90% to 1.10%	4.26% to 4.47%	4.50%
2010	1,143	$13.17 to $13.38	$15,204	0.90% to 1.10%	5.70% to 5.91%	5.57%

U.S. Real Estate Class II Subaccount
2014	232	$34.86	$8,094	0.90%	28.27%	1.45%
2013	433	$26.61 to $27.18	$11,657	0.90% to 1.10%	0.64% to 0.84%	0.84%
2012	433	$26.44 to $26.95	$11,574	0.90% to 1.10%	14.36% to 14.58%	0.90%
2011	1,534	$23.12 to $23.52	$35,570	0.90% to 1.10%	4.51% to 4.72%	0.54%
2010	1,534	$22.12 to $22.46	$34,033	0.90% to 1.10%	28.12% to 28.37%	1.95%

Growth Class II Subaccount
2014	248	$20.31	$5,037	1.10%	4.93%	0.00%
2013	248	$19.36	$4,809	1.10%	46.12%	0.21%
2012	249	$13.25	$3,299	1.10%	12.81%	0.00%
2011	404	$11.74	$4,746	1.10%	-4.09%	0.00%
2010	338	$12.25 to $12.36	$4,165	0.90% to 1.10%	21.28% to 21.52%	0.00%

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount (note 4)
2010	1,789	$9.11 to $9.20	$16,374	0.90% to 1.10%	23.99% (a) to 24.13% (b)	0.00%

Invesco V.I. International Growth Series II Subaccount
2014	839	$11.30	$9,481	0.90%	-0.80%	1.24%
2013	1,270	$11.22 to $11.40	$14,397	0.90% to 1.10%	17.43% to 17.66%	1.05%
2012	1,289	$9.56 to $9.69	$12,434	0.90% to 1.10%	13.99% to 14.22%	1.21%
2011	1,570	$8.38 to $8.48	$13,275	0.90% to 1.10%	-15.64% to -15.53%	0.00%

Invesco V.I. Balanced-Risk Allocation Series II Subaccount
2014	1,574	$10.81 to $10.86	$17,061	0.90% to 1.10%	4.56% to 4.77%	0.00%
2013	1,635	$10.33 to $10.37	$16,933	0.90% to 1.10%	0.31% to 0.51%	1.51%
2012	3,665	$10.30 to $10.32	$37,799	0.90% to 1.10%	3.02% (a) to 3.16% (b)	0.00%

Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Class 2 Subaccount
2014	14,659	$16.53 to $16.83	$245,371	0.90% to 1.10%	3.48% to 3.68%	5.01%
2013	14,517	$15.97 to $16.23	$234,576	0.90% to 1.10%	12.70% to 12.92%	6.45%
2012	19,017	$14.17 to $14.37	$271,909	0.90% to 1.10%	11.42% to 11.64%	6.43%
2011	18,588	$12.72 to $12.87	$238,181	0.90% to 1.10%	1.27% to 1.47%	6.26%
2010	22,743	$12.56 to $12.69	$287,048	0.90% to 1.10%	11.45% to 11.67%	6.76%

Franklin Flex Cap Growth VIP Class 2 Subaccount
2014	1,379	$17.16 to $17.48	$23,912	0.90% to 1.10%	4.95% to 5.16%	0.00%
2013	1,402	$16.35 to $16.62	$23,144	0.90% to 1.10%	35.99% to 36.26%	0.00%
2012	1,358	$12.02 to $12.20	$16,465	0.90% to 1.10%	8.07% to 8.28%	0.00%
2011	1,081	$11.13 to $11.26	$12,129	0.90% to 1.10%	-5.84% to -5.65%	0.00%
2010	1,093	$11.82 to $11.94	$13,006	0.90% to 1.10%	14.93% to 15.16%	0.00%

Templeton Foreign VIP Class 2 Subaccount
2014	3,876	$13.56 to $13.81	$52,956	0.90% to 1.10%	-12.10% to -11.92%	1.93%
2013	3,681	$15.43 to $15.68	$57,145	0.90% to 1.10%	21.63% to 21.87%	2.36%
2012	3,678	$12.69 to $12.87	$46,919	0.90% to 1.10%	16.94% to 17.17%	3.20%
2011	5,149	$10.85 to $10.98	$56,216	0.90% to 1.10%	-11.61% to -11.43%	1.79%
2010	6,553	$12.27 to $12.40	$80,867	0.90% to 1.10%	7.23% to 7.44%	1.86%

Franklin Founding Funds Allocation VIP Class 4 Subaccount
2014	642	$12.96	$8,320	0.90%	1.83%	2.68%
2013	642	$12.72	$8,170	0.90%	22.58%	10.46%
2012	642	$10.38	$6,665	0.90%	14.14%	2.85%
2011	200	$9.03	$1,801	1.10%	-2.74%	0.02%
2010	1,406	$9.28 to $9.33	$13,113	0.90% to 1.10%	9.04% to 9.26%	6.82%

Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2014	2,463	$16.01 to $16.28	$39,640	0.90% to 1.10%	12.32% to 12.54%	0.76%
2013	2,186	$14.25 to $14.47	$31,319	0.90% to 1.10%	35.22% to 35.49%	0.94%
2012	2,122	$10.54 to $10.68	$22,473	0.90% to 1.10%	14.11% to 14.34%	0.38%
2011	2,042	$9.24 to $9.34	$18,943	0.90% to 1.10%	-7.72% to -7.53%	0.40%
2010	1,960	$10.01 to $10.10	$19,686	0.90% to 1.10%	24.62% to 24.87%	0.36%

Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
2014	9,272	$16.02 to $16.20	$149,941	0.90% to 1.10%	-6.30% to -6.11%	0.49%
2013	9,334	$17.10 to $17.26	$160,858	0.90% to 1.10%	23.77% to 24.02%	1.21%
2012	8,226	$13.82 to $13.92	$114,337	0.90% to 1.10%	17.87% to 18.11%	1.17%
2011	9,523	$11.72 to $11.78	$112,075	0.90% to 1.10%	-8.21% to -8.03%	1.05%
2010	10,428	$12.77 to $12.81	$133,549	0.90% to 1.10%	7.50% to 7.71%	0.90%

VIP Global Natural Resources Subaccount
2014	1,302	$11.29 to $11.42	$14,791	0.90% to 1.10%	-13.98% to -13.81%	0.00%
2013	1,396	$13.13 to $13.25	$18,423	0.90% to 1.10%	6.63% to 6.84%	0.00%
2012	1,850	$12.31 to $12.40	$22,887	0.90% to 1.10%	0.77% to 0.97%	0.00%
2011	1,804	$12.22 to $12.28	$22,129	0.90% to 1.10%	-22.30% to -22.15%	0.00%
2010	1,611	$15.73 to $15.78	$25,414	0.90% to 1.10%	15.80% to 16.03%	0.00%

VIP Science and Technology Subaccount
2014	3,108	$26.73 to $27.03	$83,938	0.90% to 1.10%	1.79% to 1.99%	0.00%
2013	2,923	$26.26 to $26.50	$77,454	0.90% to 1.10%	54.69% to 54.99%	0.00%
2012	2,111	$16.97 to $17.10	$36,005	0.90% to 1.10%	26.43% to 26.68%	0.00%
2011	1,347	$13.50	$18,180	0.90%	-6.61%	0.00%

Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Equity Income Subaccount
2012	89	$12.32	$1,091	1.10%	12.96%	3.02%
2011	89	$10.91	$968	1.10%	6.72%	58.49%

ClearBridge Variable Large Cap Value Subaccount
2014	474	$18.13	$8,585	1.10%	10.49%	23.99%

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
2014	328	$12.57	$4,121	1.10%	5.53%	1.52%
2013	328	$11.91	$3,908	1.10%	17.08%	0.98%
2012	328	$10.17	$3,340	1.10%	1.71% (c)	6.33%

Federated Insurance Series - Service Shares:
Managed Volatility Fund II Subaccount
2014	2,340	$12.78 to $12.85	$29,985	0.90% to 1.10%	2.78% to 2.98%	3.60%
2013	1,198	$12.44	$14,902	1.10%	20.42%	2.90%
2012	1,029	$10.33	$10,626	1.10%	3.27% (c)	0.00%

Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount
2014	4,209	$11.17	$47,031	0.90%	2.14%	0.94%
2013	4,209	$10.94	$46,046	0.90%	6.97%	0.78%

TOPS® Managed Risk Moderate Growth ETF Subaccount
2014	494	$11.54	$5,699	1.10%	1.69%	1.01%
2013	494	$11.35	$5,608	1.10%	11.17%	0.78%
2012	495	$10.21	$5,048	1.10%	2.05% (c)	0.00%

AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Dynamic Asset Allocation Subaccount
2014	1,956	$11.60 to $11.67	$22,799	0.90% to 1.10%	3.07% to 3.28%	0.38%
2013	2,086	$11.26 to $11.30	$23,547	0.90% to 1.10%	10.71% to 10.93%	0.47%
2012	304	$10.17	$3,091	1.10%	1.69% (c)	0.00%

*

This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.
****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)

Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

(c)	Denotes the minimum and maximum total return for the underlying mutual fund options that were added and funded during the reporting period. Returns are not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company

and Contract Owners of Ohio National Variable Account B:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account B (comprised of the sub-accounts listed in Note 1) (collectively, “the Accounts”) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-period then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 8, 2015

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements and Schedules

December 31, 2014 and 2013

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2014 and 2013, and the related consolidated statements of income, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

April 23, 2015

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2014 and 2013

(Dollars in thousands, except share amounts)

Assets	2014	2013
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities	$6,741,031	6,185,921
Fixed maturity securities on loan	228,220	181,298
Equity securities	88,044	64,697
Equity securities on loan	158	2,746
Trading securities, at fair value:
Fixed maturity securities	5,044	9,367
Equity securities	1	—
Fixed maturity held-to-maturity securities, at amortized cost	1,229,718	1,123,720
Mortgage loans on real estate, net	1,172,156	1,233,958
Real estate, net	23,982	24,212
Policy loans	444,202	389,425
Other long-term investments	30,192	12,820
Short-term investments securities lending collateral	236,885	197,502
Short-term investments	45,717	38,394

Total investments	10,245,350	9,464,060
Cash	254,789	234,921
Accrued investment income	85,219	83,383
Deferred policy acquisition costs	1,364,348	1,278,013
Reinsurance recoverable	1,707,741	1,368,617
Other assets	250,886	203,405
Goodwill and intangible assets	755	755
Federal income tax recoverable	28,613	—
Assets held in separate accounts	20,706,607	18,962,216

Total assets	$34,644,308	31,595,370

Liabilities and Equity
Future policy benefits and claims	$10,285,167	9,518,207
Policyholders’ dividend accumulations	41,300	43,014
Other policyholder funds	108,726	65,874
Notes payable (net of unamortized discount of $1,107 in 2014 and $1,183 in 2013)	309,393	309,317
Federal income taxes:
Current	—	995
Deferred	417,648	307,723
Other liabilities	355,164	281,667
Payables for securities lending collateral	236,885	197,502
Liabilities related to separate accounts	20,706,607	18,962,216

Total liabilities	32,460,890	29,686,515

Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	288,076	288,076
Accumulated other comprehensive income	182,575	84,897
Retained earnings	1,702,767	1,525,882

Total stockholder’s equity	2,183,418	1,908,855

Total liabilities and equity	$34,644,308	31,595,370

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Revenues:
Traditional life insurance premiums	$433,551	379,289	334,692
Annuity premiums and charges	289,973	253,692	207,854
Universal life policy charges	109,982	139,253	134,494
Accident and health insurance premiums	15,794	16,043	16,690
Investment management fees	12,289	9,852	8,313
Change in value of trading securities	754	(453)	(27)
Net investment income	452,119	446,506	450,127
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	(7,370)	(4,653)	(3,941)
Portion of impairment losses recognized in other comprehensive income (loss)	(2,913)	(1,912)	(4,792)

Net other-than-temporary impairment losses on securities recognized in earnings	(10,283)	(6,565)	(8,733)
Realized gains, excluding other-than-temporary impairment losses on securities	16,641	2,642	8,375

Total investment gains (losses)	6,358	(3,923)	(358)
Derivative instruments	(6,980)	(31,425)	(29,224)
Other income	104,894	96,081	80,013

	1,418,734	1,304,915	1,202,574

Benefits and expenses:
Benefits and claims	614,488	938,123	589,891
Provision for policyholders’ dividends on participating policies	56,313	55,334	50,354
Amortization of deferred policy acquisition costs	97,184	18,889	129,815
Other operating costs and expenses	329,599	286,614	247,685

	1,097,584	1,298,960	1,017,745

Income before income taxes	321,150	5,955	184,829

Income taxes:
Current expense	31,734	13,774	9,862
Deferred expense (benefit)	52,531	(36,749)	27,985

	84,265	(22,975)	37,847

Net income	$236,885	28,930	146,982

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Before tax		Tax (expense) benefit	After tax
2014
Net income	$			236,885
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(12,057)	4,220	(7,837)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		235,603	(82,660)	152,943
Deferred acquisition costs		(51,593)	18,058	(33,535)
Future policy benefits and claims		(12,727)	4,454	(8,273)
Less:
Net gains on securities available-for-sale realized during the period		9,512	(3,329)	6,183
Amortization of pension and other post-retirement benefits		(866)	303	(563)

Total other comprehensive income		150,580	(52,902)	97,678

Total comprehensive income				$334,563

2013
Net income	$			28,930
Other comprehensive loss, net of taxes:
Foreign currency translation adjustment		(2,431)	—	(2,431)
Unrecognized net periodic benefit cost		10,325	(3,613)	6,712
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(334,484)	117,068	(217,416)
Deferred acquisition costs		86,944	(30,430)	56,514
Future policy benefits and claims		8,809	(3,083)	5,726
Less:
Net gains on securities available-for-sale realized during the period		18,749	(6,562)	12,187
Amortization of pension and other post-retirement benefits		(1,516)	531	(985)

Total other comprehensive loss		(248,070)	85,973	(162,097)

Total comprehensive loss				$(133,167)

2012
Net income	$			146,982
Other comprehensive income, net of taxes:
Foreign currency translation adjustment		(7)	—	(7)
Unrecognized net periodic benefit cost		(1,740)	609	(1,131)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		230,258	(80,591)	149,667
Deferred acquisition costs		(77,350)	27,072	(50,278)
Future policy benefits and claims		(9,180)	3,213	(5,967)
Less:
Net gains on securities available-for-sale realized during the period		8,551	(2,993)	5,558

Total other comprehensive income		133,430	(46,704)	86,726

Total comprehensive income				$233,708

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total stockholder’s equity
Balance, December 31, 2011	$10,000	188,076	160,268	1,514,970	1,873,314
Dividends to stockholder	—	—	—	(125,000)	(125,000)
Comprehensive income:
Net income	—	—	—	146,982	146,982
Other comprehensive income	—	—	86,726	—	86,726

Total comprehensive income					233,708

Balance, December 31, 2012	10,000	188,076	246,994	1,536,952	1,982,022
Capital contribution from parent	—	100,000	—	—	100,000
Dividends to stockholder	—	—	—	(40,000)	(40,000)
Comprehensive loss:
Net income	—	—	—	28,930	28,930
Other comprehensive loss	—	—	(162,097)	—	(162,097)

Total comprehensive loss					(133,167)

Balance, December 31, 2013	10,000	288,076	84,897	1,525,882	1,908,855
Dividends to stockholder	—	—	—	(60,000)	(60,000)
Comprehensive income:
Net income	—	—	—	236,885	236,885
Other comprehensive income	—	—	97,678	—	97,678

Total comprehensive income					334,563

Balance, December 31, 2014	$10,000	288,076	182,575	1,702,767	2,183,418

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Cash flows from operating activities:
Net income	$236,885	28,930	146,982
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale and maturity of fixed maturity trading securities	4,126	3,891	1,272
Proceeds from sale of equity trading securities	20,971	—	—
Cost of equity trading securities acquired	(20,000)	—	—
Interest credited to policyholder account values	221,301	219,926	223,425
Universal life and investment-type product policy fees	(328,391)	(288,532)	(245,957)
Capitalization of deferred policy acquisition costs	(243,048)	(241,727)	(250,388)
Amortization of deferred policy acquisition costs	97,184	18,889	129,815
Amortization and depreciation	6,524	2,528	2,214
Net realized losses on investments and derivative instruments	622	35,348	29,582
Change in value of trading securities	(754)	453	27
Deferred federal income tax expense (benefit)	52,531	(36,749)	27,985
(Increase) decrease in accrued investment income	(1,836)	(2,640)	43
(Increase) decrease in other assets	(430,180)	454,255	(128,573)
Increase in policyholder liabilities	562,121	199,774	204,247
Increase in policyholders’ dividend accumulations and other funds	32,851	3,831	1,751
(Decrease) increase in federal income tax recoverable	(29,608)	18,136	(7,552)
Increase (decrease) in other liabilities	64,632	(66,800)	87,674
Other, net	264	6,812	5,343

Net cash provided by operating activities	246,195	356,325	227,890

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	133,520	151,397	170,546
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities	606,530	567,920	594,552
Proceeds from sale of available-for-sale equity securities	8,932	1,806	196
Proceeds from maturity of fixed maturity held-to-maturity securities	85,865	113,145	81,218
Proceeds from repayment of mortgage loans on real estate	196,982	207,241	155,415
Proceeds from sale of real estate	3,320	—	—
Cost of fixed maturity available-for-sale securities acquired	(1,100,216)	(1,113,403)	(1,104,036)
Cost of available-for-sale equity securities acquired	(24,305)	(14,253)	(21,952)
Cost of fixed maturity held-to-maturity securities acquired	(199,320)	(133,410)	(223,908)
Cost of mortgage loans on real estate acquired	(135,732)	(191,792)	(126,543)
Cost of real estate acquired	(3,556)	(20,834)	—
Derivative payments, net	(6,778)	(24,932)	(33,746)
Change in payables for securities lending collateral, net	39,383	(16,133)	(58,977)
Net increase in short-term investments	(7,323)	(1,213)	31,964
Change in policy loans, net	(54,777)	(32,637)	(23,043)
Change in other long-term invested assets, net	(28,832)	(468)	(362)

Net cash used in investing activities	(486,307)	(507,566)	(558,676)

Cash flows from financing activities:
Universal life and investment product account deposits	3,069,999	2,921,002	3,541,661
Universal life and investment product account withdrawals	(2,710,636)	(2,792,177)	(3,325,472)
(Repayment) issuance of notes payable	—	(1,065)	250,000
Dividends paid to parent	(60,000)	(105,000)	(100,000)
Repayment of surplus note to parent	—	—	(50,000)

Net cash provided by financing activities	299,363	22,760	316,189

Net increase (decrease) in cash and cash equivalents	59,251	(128,481)	(14,597)
Cash and cash equivalents, beginning of year	432,423	560,904	575,501

Cash and cash equivalents, end of year	$491,674	432,423	560,904

Supplemental disclosures:
Federal income tax paid (received)	$55,847	(3,845)	15,608
Interest paid on notes payable	22,011	38,574	32,605

The Company received a capital contribution from its parent ONFS during 2013 of $100,000, consisting of bonds of $97,581 and other assets of $2,419.

MONT repaid $248,835 of the surplus note to ONFS with securities of $243,421, other assets of $2,454 and a payable of $3,060.

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(1)	Organization and Business Description

Organization

The Ohio National Life Insurance Company is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Ohio National Life Insurance Company and its subsidiaries are collectively referred to as (“ONLIC”) or the (“Company”).

In 1998, ONLIC became a stock company under provisions of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual holding companies.

ONLIC owns 100% of Ohio National Life Assurance Corporation (“ONLAC”), a stock life insurance subsidiary, National Security Life and Annuity Company (“NSLAC”), a stock life insurance subsidiary, Montgomery Re, Inc. (“MONT”), a special purpose financial captive life insurance company, Kenwood Re, Inc. (“KENW”), a special purpose financial captive life insurance company, Ohio National Equities, Inc. (“ONEQ”), a broker dealer registered under the Securities and Exchange Commission Act of 1934, and The O.N. Equity Sales Company (“ONESCO”), a broker dealer registered under the Securities and Exchange Commission Act of 1934.

Business

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

MONT engages in the business of reinsuring term life insurance and certain death benefit guarantee universal life policies with affiliated companies. KENW engages in the business of reinsuring term life insurance with affiliated companies.

ONEQ earns revenue by retaining a sales load from the sale of variable life insurance contracts on behalf of ONLAC and variable annuity contracts and fixed annuity contracts on behalf of ONLIC, to unrelated third party broker dealers under distribution agreements with ONLAC and ONLIC. ONESCO earns commissions and fees from sales of variable life contracts under a distribution agreement with ONLAC and annuity contracts under a distribution agreement with ONLIC.

The Company sells variable annuities through unrelated broker dealers and banks, as well as through independent agents appointed with the Company.

8	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(2)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions and balances have been eliminated in consolidation.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, allowance for loan losses for mortgage loans on real estate, valuation of and impairment losses on investments, valuation of embedded derivatives, and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the consolidated balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Note 6 to the consolidated financial statements includes further disclosures of estimated fair values.

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in allowances are reported within net investment gains (losses).

9	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, are recorded as a separate component of accumulated other comprehensive income in equity.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities.

Equity securities classified as trading are reported at their estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities.

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio are offset by increases in the deferred policyholder obligation for that group of policies. See Note 17 for further information on the Closed Block.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. Additional analysis is performed for any fixed maturity securities where estimated fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more. See Note 7 for management’s description and analysis of the portfolio.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at the unpaid principal balance less an allowance for loan losses. The allowance is comprised of a specific and general component. The specific component relates to loans that have been identified as impaired and is generally measured as the difference between the impaired principal balance less the fair value of the collateral, if collateral dependent. The Company provides allowances for impairments of these mortgage loans based on a review by portfolio managers. For the

10	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

general component, management’s periodic evaluation of the adequacy of the allowance is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors.

Commercial mortgages can be restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case by case basis to evaluate whether a TDR has occurred and will then establish a specific valuation allowance for the excess carrying value of the loan over the estimated fair value of the collateral.

Changes in the allowance are recorded in net realized gains (losses). Loans in foreclosure and loans considered to be impaired as of the consolidated balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

Real Estate

Real estate, net, which is comprised of buildings and improvements and land, held for company use is carried at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the assets. The estimated useful life for company occupied real estate is 30 to 32 years and the estimated useful life for building improvements is 5 to 10 years.

In November 2014, the Company purchased land and a building, both held for company use, for $1,330 and $2,226, respectively.

The cost basis of the real estate and building improvements was $19,466 and $20,587 at December 31, 2014 and 2013, respectively. Accumulated depreciation was $439 and $0 at December 31, 2014 and 2013, respectively. Related depreciation expense was $486, $72, and $72 for the years ended December 31, 2014, 2013, and 2012, respectively, and is included in net investment income in the consolidated statements of income. The cost basis of land was $4,955 and $3,625 at December 31, 2014 and 2013, respectively.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

Policy Loans

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate and is included in net investment income on the consolidated statements of income. Generally, accrued interest is capitalized on the policy’s anniversary date.

11	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Other Long Term Investments

Venture capital partnerships are carried on the equity basis.

New Market Tax Credits (which are LLC’s) are accounted for using the effective yield method. Under the effective yield method, the Company recognizes tax credits as they are allocated and amortizes the initial cost of the investment to provide a constant effective yield over the period that the tax credits are allocated to the Company. Under the effective yield method, any tax credits allocated, net of amortization of the investment in the limited partnership, is recognized in the consolidated statements of income as a component of income taxes attributable to continuing operations.

Securities Lending Program

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or a bank letter of credit or equivalent obligation as may be pre-approved by the Company. The Company monitors the estimated fair value of the loaned securities on a daily basis and additional collateral is obtained as necessary. The asset, short-term investments securities lending collateral, and corresponding liability, payables for securities lending collateral, are recorded on the consolidated balance sheets. Income and expenses associated with securities lending transactions are reported within net investment income.

Short-term Investments

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value.

(d)	Derivatives

The Company enters into derivative transactions that do not meet the criteria for hedge accounting or have not been designated in hedging relationships by the Company pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging. The Company purchases long dated Standard and Poor’s 500 put options, equity futures and currency futures for protection in a falling equity market in relation to certain riders that are sold with variable annuity products. These transactions provide the Company with an economic hedge, which is used as part of its overall risk management strategies. The futures derivative instruments are carried at estimated fair value in other long-term investments or other liabilities, and the put option derivative instruments are carried at estimated fair value in other long-term investments, with changes in estimated fair value recorded in net realized gains (losses) derivative instruments in the consolidated statements of income.

The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

12	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

•	The combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

•	The terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

•	A separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

Such embedded derivatives are carried at estimated fair value with the host contract and are reported in future policy benefits in the consolidated balance sheets. The change in the estimated fair value is reported in benefits and claims in the consolidated statements of income.

(e)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs include:

•	incremental direct costs of contract acquisitions;

•

the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

•	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

•	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue is estimated using the same assumptions as were used for computing liabilities for future policy benefits.

13	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross revenues (projected investment income, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses) or estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for participating life products, investment products and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for gross separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

•	day-one bonuses which increase the account value at inception, and

•	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

14	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(f)	Goodwill and Intangible Assets

In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination. Goodwill and intangible assets are assets acquired by the Company as a result of the prior acquisition of the NSLAC entity.

Goodwill and intangible assets are not amortized, but are evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain.

(g)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the consolidated statements of income. Separate account seed money is recorded as a trading security.

(h)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies.

Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products

Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies.

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition

15	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products

Accident and health insurance premiums including group life and health are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(i)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued.

Liabilities for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits and maintenance costs discounted using varying interest rates.

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

16	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issues nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of benefits offered with the individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”) and;

•	guaranteed lifetime withdrawal benefit (“GLWB”).

Guarantees accounted for as insurance liabilities in future policy benefits and claims include GMDBs, certain GMABs, GMIBs and certain GLWBs that require annuitization, and the life-contingent portion GMWB. The Company refers to the total of these five types as the G reserves.

Guarantees accounted for as embedded derivatives include the non-life contingent portion of GMWBs, certain GMABs, certain GLWBs and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

(j)	Participating Business/Policyholder Dividends

Participating business, which refers to policies that participate in profits through policyholder dividends, represents 9.5%, 8.8% and 8.3% of the Company’s ordinary life insurance in force as of December 31, 2014, 2013 and 2012, respectively. The liability for policyholder dividends includes the estimated amount of annual dividends earned by policyholders and is recorded in other policyholder funds in the accompanying consolidated balance sheets. Policyholder dividends incurred are recorded in the provision for policyholders’ dividends on participating policies in the accompanying consolidated statements of income.

17	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Policyholder dividends are approved annually by the insurance subsidiaries’ board of directors based upon the amount of distributable surplus. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

(k)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company would account for such agreements using deposit accounting. There were no such agreements as of December 31, 2014 or 2013.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Amounts recoverable under reinsurance agreements, which totaled $1,707,741 and $1,368,617 as of December 31, 2014 and 2013, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the consolidated statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

The Company enters into reinsurance agreements with various insurance subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

(l)	Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries. Treasury regulations generally require a five year waiting period as to when a life insurance company can be included in the consolidated federal income tax return. A subsidiary life insurance company may obtain approval sooner, if the provisions of the Treasury regulations are met. KENW and NSLAC joined the consolidated return in 2013.

18	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company utilizes a consolidated approach to the allocation of current taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

The provision for federal income taxes represents management’s best estimate of the deductibility of certain items and the realization of certain tax credits.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and prudent and feasible tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

(m)	Litigation Contingencies

The Company is a party in various legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized when incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s consolidated financial statements.

(n)	Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less (including securities lending collateral) to be cash equivalents.

19	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(o)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(p)	Other Income

The Company earns sales load fees on the sale of variable and fixed annuity contracts and ONLAC variable universal life contracts by unrelated third party brokers both directly and through its subsidiaries. The sales loads on the contracts are recognized as revenue when earned. Additionally, the Company and its subsidiaries sell registered investment products and variable contracts sponsored by unaffiliated parties.

(q)	Equipment and Computer Software and Hardware

Equipment, which is included in other assets, is stated at cost, less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated life is generally 2 to 10 years for equipment. The cost basis of the equipment was $30,159 and $21,457 at December 31, 2014 and 2013, respectively. Accumulated depreciation of equipment was $15,756 and $13,574 at December 31, 2014 and 2013, respectively. Related depreciation expense was $2,829, $2,248 and $2,527 for the years ended December 31, 2014, 2013 and 2012, respectively.

Computer software and hardware, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a 5 to 10 year period using the straight-line method. The cost basis of computer software was $21,400 and $19,666 at December 31, 2014 and 2013, respectively. Accumulated amortization of computer software and hardware was $16,828 and $15,504 at December 31, 2014 and 2013, respectively. Related amortization expense was $1,522, $1,155 and $857 for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

The Company has $3,405 and $832 of capital projects in process recorded in other assets at December 31, 2014 and 2013, respectively.

(r)	Employee Benefit Plans

The Company sponsors and/or administers various plans that provide defined benefit pension and other postretirement benefits covering eligible employees and sales representatives. Measurement dates used for all of the defined benefit pension and other postretirement benefit plans correspond with the year end of the Company. The Company recognizes the funded status of the projected benefit obligation (“PBO”) for pension benefits and the accumulated benefit obligation (“ABO”) for other postretirement benefits for each

20	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses), prior service costs (credit) and the remaining net transition asset or obligation not yet included in net periodic benefit costs are charged to accumulated other comprehensive income (“AOCI”), net of income tax.

The obligations and expenses associated with these plans require the use of assumptions such as discount rate, expected long-term return on plan assets, rate of compensation increases, healthcare cost trend rates, as well as participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and mortality tables, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have an effect on the Company’s consolidated financial statements.

The Company sponsors a defined contribution plan for substantially all employees. The Company also sponsors a qualified contributory defined contribution profit-sharing plan for substantially all employees. Discretionary Company contributions are based on the net earnings of the Company. Accordingly, the Company recognizes compensation cost for current contributions.

(s)	Adoption of New Accounting Pronouncements

In February 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-02, Consolidation (Topic 810) Amendments to the Consolidation Analysis, effective for annual periods beginning after December 15, 2015. Early adoption is permitted. This guidance modifies and improves a legal entity’s evaluation process of determining whether limited partnerships, limited liability corporations, or securitization structures should be consolidated. Management does not expect that this guidance will have any impact on the consolidated financial statements.

In May 2014, the FASB issued new guidance ASU 2014-09, Revenue from Contracts with Customers (Topic 606), effective for annual periods beginning after December 15, 2017. Early adoption is permitted for non-public entities with certain restrictions. This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers. Topic 606 specifically excludes insurance contracts from its scope; however, management is in the process of evaluating whether the Company has any contractual arrangements which would fall into the scope of Topic 606. Management does not expect a material impact to the consolidated financial statements as a result of this new standard.

In January 2014, the FASB issued new guidance ASU 2014-01, Investments-Equity Method and Joint Ventures, effective prospectively for calendar years beginning after December 15, 2014. Early adoption is permitted. Under this guidance, an entity is permitted to make an accounting policy election to account for their investment in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received, and recognizes the net

21	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

investment performance in the consolidated statements of income as a component of income tax expense (benefit). The Company plans to adopt this guidance on January 1, 2015 and expects that there will be no material impact to the consolidated financial statements at December 31, 2015.

On January 1, 2014, the Company adopted FASB ASU 2013-11, Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. Under this guidance, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

On January 1, 2013, the Company adopted FASB ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This guidance improves the transparency of reporting these reclassifications but did not change the requirements for reporting net income or other comprehensive income in financial statements. The adoption of this guidance did not have any impact on the Company’s consolidated financial statements as it pertains only to additional disclosures.

On January 1, 2013, the Company adopted FASB ASU 2012-02, Testing Indefinite-Lived Assets for Impairment. This guidance amends how indefinite-lived intangible assets are tested for impairment. The amendment provides an option to perform a qualitative assessment to determine whether it is necessary to perform the annual fair value calculation impairment test. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

(t)	Subsequent Events

The Company has evaluated subsequent events through April 23, 2015, the date that the consolidated financial statements were available to be issued.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

22	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Changes in the tax treatment for corporate owned life insurance (“COLI”) and bank owned life insurance (“BOLI”) could impact the Company’s ability to sell those products in the future or existing policies may be surrendered or allowed to lapse.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of individual (fixed and variable) annuity sales accounted for approximately 16% and 15% of total individual annuity reserves as of December 31, 2014 and 2013, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company reduces this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Information Technology Risk is the risk that the computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, or other events beyond the Company’s control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect profitability as well as negatively impact the Company’s reputation.

23	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Credit Risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivative counterparties, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectibility of the loans and the credit quality of reinsurers and derivative counterparties.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC.

The Company attempts to minimize the adverse impact of equity market risk by monitoring the diversification of the Company’s investment portfolio. The Company uses equity put options and equity swaps to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the issued policies may be surrendered or allowed to lapse in a short period of time creating a liquidity strain. The Company has applied risk mitigation through diversifying BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, the Company manages the BOLI growth to not exceed a specified percentage of general account assets to minimize the risk of liquidity strain.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

24	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Pensions and other post- retirement benefits	Foreign currency translation adjustment	Adjustment to:
			Future policy benefits and claims	Deferred acquisition costs
					Unrealized gains (losses)	Total

December 31, 2012	$(19,388)	2,431	(6,561)	(108,440)	378,952	246,994
Other comprehensive (loss)income before reclassifications	6,712	(2,431)	5,726	56,514	(217,416)	(150,895)
Amounts reclassified from accumulated other comprehensive income	985	—	—	—	(12,187)	(11,202)

Change	7,697	(2,431)	5,726	56,514	(229,603)	(162,097)

December 31, 2013	$(11,691)	—	(835)	(51,926)	149,349	84,897
Other comprehensive (loss)income before reclassifications	(7,837)	—	(8,273)	(33,535)	152,943	103,298
Amounts reclassified from accumulated other comprehensive income	563	—	—	—	(6,183)	(5,620)

Change	(7,274)	—	(8,273)	(33,535)	146,760	97,678

December 31, 2014	$(18,965)	—	(9,108)	(85,461)	296,109	182,575

25	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

Details about accumulated other comprehensive income (loss) components	2014	2013	Consolidated statement of income location
Amortization of pensions and other post-retirement benefits:
Prior service costs	$332	403	Other operating costs and expenses
Actuarial losses	(1,198)	(1,919)	Other operating costs and expenses

	(866)	(1,516)	Loss before income taxes
	303	531	Income tax current benefit

	(563)	(985)	Net loss

Unrealized gains/(losses) on securities available-for-sale:
	9,512	18,749	Realized gains, excluding other-than-temporary impairment losses on securities

	(3,329)	(6,562)	Income tax current expense

	6,183	12,187	Net gain

Total reclassification for the year	$5,620	11,202	Total net gain

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

26	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the consolidated balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

The levels of fair value hierarchy are as follows:

•

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, actively traded equity securities, cash and cash equivalents, separate account assets, and exchange traded derivatives.

•

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, foreign government debt, certain corporate debt, asset backed, mortgage backed, private placement, equity, derivative, and cash equivalent securities.

•

Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, asset-backed or mortgage-backed, and derivative securities, including embedded derivatives associated with living benefit contracts.

27	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$16,446	79,668	—	96,114
Obligations of states and political subdivisions	—	741,856	—	741,856
Debt securities issued by foreign governments	—	—	—	—
Corporate	—	4,314,521	41,164	4,355,685
Asset-backed	—	620,718	101,555	722,273
Mortgage-backed	—	1,050,281	3,042	1,053,323
Equity securities	959	87,243	—	88,202
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	306	—	306
Corporate	—	4,421	—	4,421
Asset-backed	—	283	—	283
Mortgage-backed	—	34	—	34
Equity securities	1	—	—	1
Other long-term investments:
Derivative assets:
Currency futures	2,586	—	—	2,586
Equity put options	—	19,315	—	19,315
Swap	—	668	—	668
Short-term investments securities lending collateral	—	236,885	—	236,885
Short-term investments	45,717	—	—	45,717
Cash	233,289	21,500	—	254,789
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	524,146	524,146
GLWB reinsurance contracts	—	—	53,852	53,852
GMAB reinsurance contracts[2]	—	—	6,213	6,213
Other assets:
GMAB/GMWB embedded derivatives[1]			8,734	8,734
Assets held in separate accounts	20,706,607	—	—	20,706,607

Total assets	$21,005,605	7,177,699	738,706	28,922,010

Liabilities
GMAB/GMWB embedded derivatives[2]	$—	—	9,185	9,185
GLWB embedded derivatives	—	—	53,852	53,852
GMAB/GMWB reinsurance contracts[1]	—	—	8,734	8,734
Derivative liabilities:
Equity futures	22,059	—	—	22,059

Total liabilities	$22,059	—	71,771	93,830

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

28	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$16,019	75,709	—	91,728
Obligations of states and political subdivisions	—	657,047	—	657,047
Debt securities issued by foreign governments	—	1,018	—	1,018
Corporate	—	3,992,841	22,097	4,014,938
Asset-backed	—	488,305	83,292	571,597
Mortgage-backed	—	1,030,805	86	1,030,891
Equity securities	712	66,731	—	67,443
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	313	—	313
Corporate	—	8,230	—	8,230
Asset-backed	—	760	—	760
Mortgage-backed	—	64	—	64
Other long-term investments:
Derivative assets:
Currency futures	310	—	—	310
Equity put options	—	2,822	—	2,822
Short-term investments securities lending collateral	—	197,502	—	197,502
Short-term investments	38,394	—	—	38,394
Cash	213,421	21,500	—	234,921
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	291,694	291,694
GLWB reinsurance contracts	—	—	12,064	12,064
GMAB reinsurance contracts	—	—	20,198	20,198
Assets held in separate accounts	18,962,216	—	—	18,962,216

Total assets	$19,231,072	6,543,647	429,431	26,204,150

Liabilities
GMAB/GMWB embedded derivatives	$—	—	22,520	22,520
GLWB embedded derivatives	—	—	12,064	12,064
Derivative liabilities:
Equity futures	13,389	—	—	13,389
Currency futures	615	—	—	615

Total liabilities	$14,004	—	34,584	48,588

29	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity and equity securities – The estimated fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

30	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

For certain asset-backed and mortgage-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2014, 73.6% of the estimated fair values of fixed maturity securities were obtained from independent pricing services, 17.0% from the Company’s internal pricing matrices and 9.4% from other sources.

Derivative instruments - The Company enters into long term investments comprised of equity futures, currency futures and equity put options to economically hedge liabilities embedded in certain variable annuity products. The equity and currency futures are exchange traded derivatives and the estimated fair value is based on an active market quotation. The Company has classified the estimated fair values of the exchange traded derivatives as Level 1 assets. The equity put options are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. These derivative assets are classified as Level 2 assets.

Short-term investments - Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities. A portion of short-term investments are bank deposits that are classified as Level 1 assets since these investments are very liquid and not subject to valuation fluctuations.

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets.

Reverse Repurchase Agreements - The Company has entered into reverse repurchase agreements with a third-party custodian whereby the Company purchases securities or other highly liquid assets and simultaneously agrees to resell the same or substantially the same securities. Because control of the assets is not relinquished reverse repurchase agreements are accounted for as collateralized borrowings with the cash paid for the securities continued to be recorded in the consolidated financial statements as cash. The underlying securities are not recorded as investments owned by the Company. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income.

31	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at any time the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price. As of December 31, 2014 and 2013, the Company had reverse repurchase agreements outstanding with a total carrying value of $107,100 and $37,000, respectively. The Company classifies the estimated fair values of assets held in reverse repurchase agreements as Level 1 assets. Non-cash collateral on deposit with the third-party custodian on our behalf was $109,200 and $37,700 at December 31, 2014 and 2013, respectively, which has not been recorded on our consolidated balance sheets.

Assets held in separate accounts—Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the consolidated balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

GMIB/GLWB/GMAB reinsurance contracts and GMAB/GMWB/GLWB embedded derivatives – Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for as embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

32	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative. Beginning in 2012, some GMAB riders are 100% coinsured with a related party and the GMAB reinsurance derivative on that block was calculated in the same manner as the direct GMAB embedded derivative for that block.

The assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

33	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

				Other assets
	Investments				Reinsurance recoverable
				GMAB/
				GMWB
		Asset -	Mortgage -	embedded	GMIB	GMAB	GLWB	Total
	Corporate	backed	backed	derivatives[3]	reinsurance	reinsurance[4]	reinsurance	assets
Assets
December 31, 2012	$32,088	124,027	2,679	4,340	584,643	349	37,889	786,015
Net investment gains (losses):
In earnings (realized and unrealized)[1]	(769)	(368)	42	15,378	(292,949)	131	(25,825)	(304,360)
Unrealized in OCI[2]	157	1,223	(10)	—	—	—	—	1,370
Purchases	4,245	3,374	—	—	—	—	—	7,619
Settlements	(8,100)	(22,163)	(42)	—	—	—	—	(30,305)
Transfers into Level 3	7,599	—	—	—	—	—	—	7,599
Transfers out of Level 3	(13,123)	(22,801)	(2,583)	—	—	—	—	(38,507)

December 31, 2013	22,097	83,292	86	19,718	291,694	480	12,064	429,431
Net investment gains (losses):
In earnings (realized and unrealized)[1]	780	298	—	(10,984)	232,452	5,733	41,788	270,067
Unrealized in OCI[2]	636	5,895	(86)	—	—	—	—	6,445
Purchases	27,219	23,977	3,042	—	—	—	—	54,238
Settlements	(7,460)	(11,907)	—	—	—	—	—	(19,367)
Transfers into Level 3	8,795	—	—	—	—	—	—	8,795
Transfers out of Level 3	(10,903)	—	—	—	—	—	—	(10,903)

December 31, 2014	$41,164	101,555	3,042	8,734	524,146	6,213	53,852	738,706

Change in unrealized gains (losses):
Still held at December 31:
2013	$(276)	(373)	42	15,378	(292,949)	131	(25,825)	(303,872)

2014	$99	287	—	(10,984)	232,452	5,733	41,788	269,375

34	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive (loss) income include changes in market value of certain instruments.
[3]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[4]	All GMAB riders excluding indicator H.

	Future policy benefits and claims
	GMAB/ GMWB reinsurance contracts[2]	GMAB/ GMWB embedded derivatives[3]	GLWB embedded derivatives	Total liabilities
Liabilities
December 31, 2012	$(4,340)	(9,743)	(37,889)	(51,972)
Net investment gains (losses):
In earnings (realized and unrealized)[1]	(15,378)	6,941	25,825	17,388

December 31, 2013	(19,718)	(2,802)	(12,064)	(34,584)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	10,984	(6,383)	(41,788)	(37,187)

December 31, 2014	$(8,734)	(9,185)	(53,852)	(71,771)

Change in unrealized gains (losses):
Still held at December 31:
2013	$(15,378)	6,941	25,825	17,388

2014	$10,984	(6,383)	(41,788)	(37,187)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[3]	All GMAB riders excluding indicator H.

35	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably available by the Company.

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2014
Assets:
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$68,556	Market pricing	Market prices	12-108	98	Increase
		Discounted cash	Default rates	0%	0%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	100%	100%	Decrease
			Discount rate	17.27%	17.27%	Decrease

Reinsurance recoverable:
GMIB reinsurance contracts	524,146	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.3% - 23.5%	*	Decrease
			dur 11+	9.2% - 14.9%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.44% - 0.67%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

GMAB embedded derivative[1]	8,734	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease

GMAB reinsurance contract[2]	6,213		Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

GLWB reinsurance contract	53,852	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

36	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2014
Liabilities:
GMAB reinsurance contract[1]	$8,734	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
GMAB embedded derivatives[2]	9,185		Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

GLWB embedded derivatives	53,852	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% -18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

37	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2013
Assets:
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$70,822	Market pricing	Yields/spreads	12-109	96	Increase
		Discounted cash	Default rates	0%	0%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	100%	100%	Decrease
			Discount rate	11.629%	11.629%	Decrease
Reinsurance recoverable:

GMIB reinsurance contracts	291,694	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.3% - 23.0%	*	Decrease
			dur 11+	9.7% - 15.5%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.47% - 0.83%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase
GMAB reinsurance contract	20,198	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase
GLWB reinsurance contract	12,064	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

38	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2013
Liabilities:
GMAB/GMWB embedded derivatives	$22,520	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

GLWB embedded derivatives	12,064	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

39	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 1	Level 3	Level 1	Level 2
2014
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$—	8,795	—	10,903

2013
Assets:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities	$16,019	—	—	—
Corporate	—	7,599	—	13,123
Asset-backed	—	—	—	22,801
Mortgage-backed	—	—	—	2,583

During the years ended December 31, 2014 and 2013, the Company transferred investments totaling $8,795 and $7,599, respectively, into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the years ended December 31, 2014 and 2013, the Company transferred investments totaling $10,903 and $38,507, respectively, out of Level 3 into Level 2 as a result of the availability of observable pricing inputs for these securities. During the years ended December 31, 2014 and 2013, the Company transferred $0 and $16,019, respectively, of U.S. Treasury securities from Level 2 to Level 1. There were no transfers out of Level 1 in 2014 or 2013.

Fair Value Measurement on a Nonrecurring Basis

In 2014 and 2013, the Company impaired four and three fixed maturity held-to-maturity securities and three and two mortgage loans on real estate and measured the securities and loans at estimated fair value. The Company uses the same valuation methodologies for its fair value measurements on a nonrecurring basis. The valuation techniques involved significant unobservable market inputs such as non-binding broker quotes, internal liquidation analysis and the use of models. For mortgage loans, the valuation techniques were primarily based on the estimated fair value of the underlying collateral. These values were determined using third-party appraisals.

40	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

	Level 1	Level 2	Level 3	Total	Total realized losses
2014
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	6,119	6,119	5,627
Mortgage loans on real estate, net	—	—	1,120	1,120	318

Total assets	$—	—	7,239	7,239	5,945

2013
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	1,940	1,940	893
Mortgage loans on real estate, net	—	—	3,195	3,195	2,037

Total assets	$—	—	5,135	5,135	2,930

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825 disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

41	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Carrying	Estimated	Fair value hierarchy
	value	fair value	Level 1	Level 2	Level 3
2014
Assets:
Fixed maturity held-to-maturity securities	$1,229,718	1,322,588	—	1,316,458	6,130
Mortgage loans on real estate	1,172,156	1,227,594	—	—	1,227,594
Policy loans	444,202	504,137	—	—	504,138
Liabilities:
Investment contracts	2,975,946	3,254,618	—	3,254,618	—
Policyholders’ dividend accumulations and other policyholder funds	150,026	150,026	150,026	—	—
Notes payable	309,393	392,404	—	392,404	—
2013
Assets:
Fixed maturity held-to-maturity securities	$1,123,720	1,185,490	—	1,165,709	19,781
Mortgage loans on real estate	1,233,958	1,239,729	—	—	1,239,729
Policy loans	389,425	458,149	—	—	458,149
Liabilities:
Investment contracts	3,141,038	3,297,204	—	3,297,204	—
Policyholders’ dividend accumulations and other policyholder funds	108,888	108,888	108,888	—	—
Notes payable	309,317	324,337	—	324,337	—

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities, primarily private placements, is generally estimated from an internal pricing matrix using credit spreads over Treasury yields. The Company classified these estimated fair values as Level 2 assets and Level 3 assets using the same valuation methodologies for fixed maturity securities that are recorded at estimated fair value on a recurring basis.

42	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company’s mortgage loans are valued using internally obtained credit ratings and are classified as Level 3.

Policy loans – The fair value of policy loans is estimated using discounted cash flow calculations. The expected life of the loan is based on internal assumptions; therefore, the Company has classified these as Level 3 assets.

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The inputs are market observable; therefore, the Company has classified these as Level 2 assets.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their estimated fair value. The amounts can be converted to cash by the policyholder; therefore, the Company has classified these amounts as Level 1.

Notes payable – The fair value of notes payable is estimated by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments. The valuation inputs are based on market observable information; therefore, the Company has classified these as Level 2 liabilities.

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

43	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Any of these situations are reasonably possible and could result in a charge to income in a future period.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset and mortgage backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

44	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Fixed Maturity and Equity Securities

Fixed Maturity and Equity Securities by Sector

The amortized cost and estimated fair value of available-for-sale, trading and held-to-maturity securities for both fixed maturities and equity securities by sector as of December 31 is as follows:

	2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of
U.S. government	$85,498	10,890	(274)	96,114	—
Obligations of states and political subdivisions	705,137	38,889	(2,170)	741,856	—
Corporate	3,978,323	393,382	(16,020)	4,355,685	(176)
Asset-backed	696,786	26,830	(1,343)	722,273	(21,104)
Mortgage-backed	1,021,639	40,078	(8,394)	1,053,323	(29,773)

Total fixed maturity securities	$6,487,383	510,069	(28,201)	6,969,251	(51,053)

Equity securities	$86,614	3,532	(1,944)	88,202	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$300	6	—	306	—
Corporate	4,150	271	—	4,421	—
Asset-backed	271	12	—	283	—
Mortgage-backed	34	—	—	34	—

Total fixed maturity securities	$4,755	289	—	5,044	—

Equity securities	$1	—	—	1	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$8,880	981	—	9,861	—
Obligations of states and political subdivisions	1,705	430	—	2,135	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	1,218,133	93,991	(2,532)	1,309,592	—

Total held-to-maturity	$1,229,718	95,402	(2,532)	1,322,588	—

45	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$85,445	7,326	(1,043)	91,728	—
Obligations of states and political subdivisions	681,919	8,357	(33,229)	657,047	—
Debt securities issued by foreign governments	999	19	—	1,018	—
Corporate	3,758,904	294,748	(38,714)	4,014,938	(176)
Asset-backed	558,397	15,977	(2,777)	571,597	(21,299)
Mortgage-backed	1,032,481	27,568	(29,158)	1,030,891	(30,950)

Total fixed maturity securities	$6,118,145	353,995	(104,921)	6,367,219	(52,425)

Equity securities	$71,809	3,154	(7,520)	67,443	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$301	12	—	313	—
Corporate	7,755	475	—	8,230	—
Asset-backed	742	19	(1)	760	—
Mortgage-backed	63	1	—	64	—

Total fixed maturity securities	$8,861	507	(1)	9,367	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$9,517	696	—	10,213	—
Obligations of states and political subdivisions	1,795	402	—	2,197	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	1,111,408	71,448	(10,776)	1,172,080	—

Total held-to-maturity	$1,123,720	72,546	(10,776)	1,185,490	—

46	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Non-credit other than temporary impairment (“OTI”) represents the amount of cumulative non-credit OTI losses recognized in other comprehensive income on securities as of the date of OTI that also had credit impairments.

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 95.6% and 95.4% of the Company’s total available-for-sale, trading, and held to maturity fixed maturity securities portfolio as of December 31, 2014 and 2013, respectively.

Investments with a fair value of $17,657 and $16,130 as of December 31, 2014 and 2013, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2014.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$303,319	315,515	2,419	2,449	34,461	35,090
Due after one year through five years	1,664,279	1,785,127	2,027	2,260	242,808	261,209
Due after five years through ten years	2,508,156	2,627,776	149	164	794,175	853,821
Due after ten years	2,011,629	2,240,833	160	171	158,274	172,468

Total	$6,487,383	6,969,251	4,755	5,044	1,229,718	1,322,588

47	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2014
U.S. Treasury securities and obligations of U.S. government	$7,431	(152)	8,302	(122)	15,733	(274)
Obligations of states and political subdivisions	16,404	(150)	89,648	(2,020)	106,052	(2,170)
Corporate	296,458	(10,928)	136,970	(7,624)	433,428	(18,552)
Asset-backed	191,712	(1,009)	17,854	(334)	209,566	(1,343)
Mortgage-backed	13,390	(79)	282,014	(8,315)	295,404	(8,394)

Total fixed maturity securities	525,395	(12,318)	534,788	(18,415)	1,060,183	(30,733)
Equity securities	33,775	(1,944)	—	—	33,775	(1,944)

Total	$559,170	(14,262)	534,788	(18,415)	1,093,958	(32,677)

2013
U.S. Treasury securities and obligations of U.S. government	$19,025	(1,043)	—	—	19,025	(1,043)
Obligations of states and political subdivisions	389,454	(32,817)	2,088	(412)	391,542	(33,229)
Corporate	1,014,752	(44,413)	48,049	(5,077)	1,062,801	(49,490)
Asset-backed	124,623	(1,515)	30,743	(1,263)	155,366	(2,778)
Mortgage-backed	418,625	(22,225)	76,317	(6,933)	494,942	(29,158)

Total fixed maturity securities	1,966,479	(102,013)	157,197	(13,685)	2,123,676	(115,698)
Equity securities	28,903	(7,107)	710	(413)	29,613	(7,520)

Total	$1,995,382	(109,120)	157,907	(14,098)	2,153,289	(123,218)

48	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

	Less than 12 months	12 months or longer	Total	Number of Securities
2014
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(152)	(122)	(274)	8
Obligations of states and political subdivisions	(150)	(2,020)	(2,170)	57
Corporate	(10,811)	(7,604)	(18,415)	271
Asset-backed	(1,009)	(313)	(1,322)	84
Mortgage-backed	(79)	(8,315)	(8,394)	85
Below 80%:
Corporate	(117)	(20)	(137)	3
Asset-backed	—	(21)	(21)	1

Total	$(12,318)	(18,415)	(30,733)	509

2013
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(1,043)	—	(1,043)	8
Obligations of states and political subdivisions	(30,920)	(311)	(31,231)	224
Corporate	(44,143)	(4,826)	(48,969)	634
Asset-backed	(1,168)	(1,143)	(2,311)	90
Mortgage-backed	(22,225)	(6,105)	(28,330)	147
Below 80%:
Obligations of states and political subdivisions	$(1,897)	(101)	(1,998)	7
Corporate	(270)	(251)	(521)	5
Asset-backed	(347)	(120)	(467)	3
Mortgage-backed	—	(828)	(828)	2

Total	$(102,013)	(13,685)	(115,698)	1,120

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments.

An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality or an assessment of the future cash flows of the identified investment in the securities portfolio.

49	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

For structured securities included in fixed maturity securities, the Company determines the collectability of the securities’ expected future cash flows. For corporate securities, the Company evaluates the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security as compared to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the consolidated statements of income.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the consolidated statements of income. For those debt securities for which the Company does not intend to

50	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income (loss), the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income (loss) over the remaining life of the security to the consolidated statements of income based on the timing of future cash flows.

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTI. Subsequent changes in estimated fair value that are not considered OTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2014 and 2013 reflect temporary fluctuations in economic factors that are not indicative of OTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost and for equity securities, anticipate a forecasted recovery in a reasonable period of time.

Total unrealized losses declined from December 31, 2013 to December 31, 2014 due to declining U.S. Treasury yields, offset to a limited degree by slightly wider credit spreads. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

Mortgage Loans

Mortgage Loans by Portfolio Segment

Mortgage loans consist of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2014	2013
Commercial mortgage loans	$1,175,972	1,239,490
Valuation allowance	3,816	5,532

Net carrying value	$1,172,156	1,233,958

51	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Concentration of Credit Risk

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state did not exceed 12.4% as of December 31, 2014 and 2013.

As of December 31, 2014, loans in the states of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $138,108 and $125,304, respectively. As of December 31, 2013, loans in the state of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $152,575 and $129,882, respectively.

Commercial Mortgage Loans

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan to value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of our portfolio maintenance in 2014, we physically inspected nearly 100% of the properties in our portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

52	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table summarizes our commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	DSC
LTV	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
2014
0% - 50%	$90,092	57,043	140,953	259,896	80,452	—	628,436
50% - 60%	22,023	13,731	95,900	140,125	55,905	1,163	328,847
60% - 70%	7,491	7,292	41,238	70,705	30,348	1,002	158,076
70% - 80%	—	—	2,388	37,347	7,434	6,546	53,715
80% and greater	—	—	—	3,082	—	—	3,082

Total	$119,606	78,066	280,479	511,155	174,139	8,711	1,172,156

2013
0% - 50%	$148,719	46,766	143,034	210,310	65,704	24,548	639,081
50% - 60%	37,039	27,492	101,994	139,924	51,798	9,834	368,081
60% - 70%	10,341	11,933	49,442	60,295	42,077	6,329	180,417
70% - 80%	4,514	1,695	29,174	888	3,322	—	39,593
80% and greater	—	—	6,786	—	—	—	6,786

Total	$200,613	87,886	330,430	411,417	162,901	40,711	1,233,958

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. Our corporate policy directs that our LTV on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0x, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Allowance for Loan Losses

The allowance for loan losses is comprised of two components, specific and general, based on amounts collectively and individually evaluated for impairment. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years.

The general component of the allowance for loan losses is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan.

53	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

A rollforward of the allowance for loan losses is as follows:

	2014	2013
Beginning balance	$5,532	3,636
Provision	498	2,007
Charge-offs	(2,214)	(111)

Ending balance	$3,816	5,532

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record an allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

Mortgage Loan Aging

The table below depicts the loan portfolio exposure, net of allowance, of the remaining principal balances (which equal the Company’s recorded investment), by type, as of December 31:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total	Recorded investment > 90 days and accruing
2014	$—	—	1,120	1,120	1,171,036	1,172,156	1,120

2013	$619	—	4,241	4,860	1,229,098	1,233,958	—

Performance, Impairment and Foreclosures

At December 31, 2014 and 2013, the Company had mortgage loans totaling $0 and $6,741, respectively, which were in the process of foreclosure. Mortgage loan write-downs were $530, $2,149 and $2,206, during 2014, 2013 and 2012, respectively.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

The carrying value of mortgage loans on nonaccrual status was $0 and $4,241 as of December 31, 2014 and 2013, respectively.

54	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company did not have any significant troubled debt restructurings of mortgage loans during 2014 or 2013.

The recorded investment in and unpaid principal balance of impaired loans along with the related specific allowance for loan losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired as of December 31 were as follows:

	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
2014
With an allowance recorded:
Commercial mortgages	$3,662	4,014	(352)	4,410	185

2013
With an allowance recorded:
Commercial mortgages	$4,527	7,195	(2,668)	2,264	325

The Company sold certain mortgage loans to ONFS with a book value of $10,109 and $1,800 in 2014 and 2013, respectively.

The Company has a mortgage loan receivable from ONFS of $26,065 and $26,700 as of December 31, 2014 and 2013, respectively.

Other Long Term Investments

The components of other long-term investments were as follows as of December 31:

	2014	2013
Venture capital partnerships	$7,187	8,363
Derivative instruments	22,569	3,132
Receivable for securities	436	1,325

Total	$30,192	12,820

Securities Lending

As of December 31, 2014 and 2013, the Company received $236,885 and $197,502, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s

55	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2014 and 2013. As of December 31, 2014 and 2013, the Company had loaned securities with a fair value of $228,378 and $184,044, respectively, which are recognized in the consolidated balance sheets in securities available-for-sale.

Variable Interest Entities (“VIE”)

In the normal course of business, the Company invests in fixed maturity securities that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-back securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

The Company has determined that it is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

56	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

	Investment income
	2014	2013	2012
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$309,558	314,633	318,081
Equity securities	3,744	3,339	1,941
Fixed maturity trading securities	319	480	583
Fixed maturity held-to-maturity securities	72,466	71,367	63,675
Mortgage loans on real estate	74,978	79,763	84,874
Real estate	2,902	588	475
Policy loans	20,470	18,804	19,643
Short-term investments	1,013	1,315	2,459
Other long-term investments	—	2,351	24

Total gross investment income	485,450	492,640	491,755
Interest expense	(22,087)	(38,649)	(32,740)
Other investment expenses	(11,244)	(7,485)	(8,888)

Net investment income	$452,119	446,506	450,127

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized gains (losses) on investments
	2014	2013	2012
Securities available-for-sale:
Fixed maturity securities	$13,859	(2,760)	3,396
Equity securities	(562)	1,713	(210)
Fixed maturity held-to-maturity securities	(6,415)	(871)	(1,511)
Mortgage loans on real estate	(211)	(109)	(2,205)
Derivative instruments	(6,980)	(31,425)	(29,224)
Real estate	(27)	—	—

Total realized gains (losses) on investments	(336)	(33,452)	(29,754)
Change in allowances for mortgage loans on real estate	(286)	(1,896)	172

Net realized losses on investments	$(622)	(35,348)	(29,582)

57	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTI of $10,283, $6,565, and $8,733 for the years ended December 31, 2014, 2013 and 2012, respectively. As of December 31, 2014, fixed maturity securities with a carrying value of $209,762, which had a cumulative write-down of $53,243 due to OTI, remained in the Company’s investment portfolio.

The following tables summarize total OTI losses on securities by asset type for the years ended December 31:

	Total	Recognized in	Recognized in
	OTI	OCI	earnings
2014
Obligations of states and political subdivisions	$1,649	(784)	2,433
Corporate	9,680	2,574	7,106
Asset-backed	132	(357)	489
Mortgage-backed	(4,091)	(4,346)	255

Total other-than-temporary impairment losses	$7,370	(2,913)	10,283

2013
Corporate	$3,676	(293)	3,969
Asset-backed	216	(236)	452
Mortgage-backed	761	(1,383)	2,144

Total other-than-temporary impairment losses	$4,653	(1,912)	6,565

2012
Corporate	$2,195	(2,592)	4,787
Asset-backed	1,364	(128)	1,492
Mortgage-backed	382	(2,072)	2,454

Total other-than-temporary impairment losses	$3,941	(4,792)	8,733

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

58	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Cumulative credit loss, beginning of year	$65,068	60,040	57,728
New credit losses	7,591	4,491	3,900
Change in credit losses on securities included in the beginning balance	2,692	2,074	4,833

Subtotal	75,351	66,605	66,461
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	22,108	1,537	6,421

Cumulative credit loss, end of year	$53,243	65,068	60,040

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2014	2013	2012
Proceeds from the sale and maturity	$609,870	656,172	688,292

Gross realized gains on the sale and maturity	$4,448	9,869	5,877

Gross realized losses on the sale and maturity	$(622)	(9,325)	(401)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory RBC purposes. The Company sold four held-to-maturity securities in 2014. Proceeds from the sale of those securities were $7,090. Net losses of $759 were realized on those sales. There were no sales of held-to-maturity securities in 2013 or 2012.

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2014	2013	2012
Securities available-for-sale:
Fixed maturity securities	$232,794	(367,168)	235,403
Equity securities	5,954	(7,123)	201

Change in net unrealized gains	$238,748	(374,291)	235,604

59	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

	2014	2013	Change
Securities available for sale	$483,456	244,708	238,748
Unrealized gains related to closed block	(33,624)	(20,874)	(12,750)
Future policy benefits and claims	(14,012)	(1,285)	(12,727)
Deferred policy acquisition costs	(131,479)	(79,886)	(51,593)
Deferred federal income tax provision	(107,481)	(50,662)	(56,819)

Net unrealized gains	$196,860	92,001	104,859

	2013	2012	Change

Securities available for sale	$244,708	618,999	(374,291)
Unrealized gains related to closed block	(20,874)	(41,933)	21,059
Future policy benefits and claims	(1,285)	(10,094)	8,809
Deferred policy acquisition costs	(79,886)	(166,830)	86,944
Deferred federal income tax provision	(50,662)	(140,779)	90,117

Net unrealized gains	$92,001	259,363	(167,362)

	2012	2011	Change

Securities available for sale	$618,999	383,395	235,604
Unrealized gains related to closed block	(41,933)	(28,030)	(13,903)
Future policy benefits and claims	(10,094)	(914)	(9,180)
Deferred policy acquisition costs	(166,830)	(89,480)	(77,350)
Deferred federal income tax provision	(140,779)	(83,391)	(57,388)

Net unrealized gains	$259,363	181,580	77,783

(8)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated on hedging relationships by the Company pursuant to ASC 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. The Company currently enters into equity futures, currency futures, and equity put options to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB.

60	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts. This reinsurance contract is accounted for as a freestanding derivative.

In 2014, ONLAC entered into an Identified Mixed Straddle Transaction in order to lock in some of the value of certain appreciated fixed maturity securities for a period of time by entering into offsetting short interest rate futures. These futures are considered derivative instruments. Since these derivatives will not meet the definition of a hedge, it will be treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized currently in earnings. All positions were acquired and settled in 2014 and resulted in a gain of $560.

In 2013, ONLIC entered into an Identified Mixed Straddle Transaction in order to lock in some of the value of certain appreciated fixed maturity securities for a period of time by entering into offsetting short interest rate futures. These futures are considered derivative instruments. Since these derivatives will not meet the definition of a hedge, it will be treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized currently in earnings. All positions were acquired and settled in 2013 and resulted in a gain of $1,657.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders.

61	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables present a summary of the estimated fair value of derivatives held by the Company along with the amounts recognized in the consolidated statements of income:

		December 31
Derivatives not designated as		2014	2013
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
Asset derivatives:
Currency futures	Other long-term investments	$2,586	310
Equity put options	Other long-term investments	19,315	2,822
Swap	Other long-term investments	668	—
GMIB reinsurance contracts	Reinsurance recoverable	524,146	291,694
GLWB reinsurance contracts	Reinsurance recoverable	53,852	12,064
GMAB reinsurance contracts[2]	Reinsurance recoverable	6,213	480
GMAB embedded derivatives[1]	Other assets	8,734	19,718

Total		$615,514	327,088

Liability derivatives:
GLWB embedded derivatives	Future policy benefits and claims	$53,852	12,064
GMAB and GMWB embedded derivatives[2]	Future policy benefits and claims	9,185	2,802
GMAB and GMWB reinsurance contracts[1]	Future policy benefits and claims	8,734	19,718
Currency futures	Other liabilities	—	615
Equity futures	Other liabilities	22,059	13,389

Total		$93,830	48,588

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

62	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table presents the effect of derivative instruments on the consolidated statements of income for the years ended December 31:

Derivatives not designated as	Location of gain (loss)	Amount of gain (loss) recognized in income on derivatives
hedging instruments under ASC 815	recognized in income on derivatives	2014	2013	2012
Interest rate futures	Net realized gains (losses): derivative instruments	$560	1,657	—
Currency futures[1]	Net realized gains (losses): derivative instruments	(8,079)	(29,161)	(23,790)
Equity futures[1]	Net realized gains (losses): derivative instruments	1,490	1,312	(2,031)
Equity put options	Net realized gains (losses): derivative instruments	(951)	(5,233)	(3,403)
GMIB reinsurance contracts	Benefits and claims	232,452	(292,949)	68,814
GMAB reinsurance contracts[2]	Benefits and claims	(10,984)	15,378	4,340
GMAB and GMWB embedded derivatives[2]	Benefits and claims	10,984	(15,378)	(4,340)
GMAB reinsurance contracts[3]	Benefits and claims	5,733	131	349
GMAB and GMWB embedded derivatives[3]	Benefits and claims	(6,383)	6,941	6,298
GLWB reinsurance contracts	Benefits and claims	41,788	(25,825)	(29,038)
GLWB embedded derivatives	Benefits and claims	(41,788)	25,825	29,038

Total		$224,262	(318,959)	46,237

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 11).
[2]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[3]	All GMAB riders excluding indicator H.

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.

Because exchange traded futures are affected through regulated exchanges and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurer and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurer and assigned to the Company. As of December 31, 2014 and 2013, a non-affiliated reinsurer held assets in trust with an estimated fair value of $625,361 and $437,187, respectively, and a letter of credit of $96,380 and $271,501, respectively. As of December 31, 2014 and 2013, Sycamore Re, Ltd (“SYRE”), an affiliated company, held assets in trust with an estimated fair value of $7,230 and $4,729, respectively, and a letter of credit of $42,000 and $65,000, respectively.

63	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(9)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Balance - beginning of year	$1,278,013	957,570
Acquisition costs deferred	243,048	241,726
Amortization	(105,120)	(8,227)
Unrealized investment gains (losses)	(51,593)	86,944

Balance - end of year	$1,364,348	1,278,013

(10)	Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, group life and health policies, universal life policies, and investment contracts.

GMDB Riders

Certain variable annuity contracts include GMDBs with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market causing the contract value to fall below the amount defined in each contract, could result in additional claims.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income

64	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company discontinued offering the GMIB rider in virtually all states in May 2010. NSLAC continued to sell the GMIB rider in the state of New York until August 2012.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2013 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits.

65	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company also offers single life and joint life versions of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life version, the guaranteed amount that may be withdrawn could decline either because 1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base and/or 2) the surviving spouse is in a different age band.

The initial GLWB riders, which are a closed block, represent an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims. The estimated fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

For GLWB riders issued beginning January 1, 2011, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

66	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of December 31 (note that most contracts contain multiple guarantees):

67	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	General	Separate	Total	Net	Benefits	Weighted
	account	account	account	amount	paid/	average
	value	value	value	at risk	incurred	attained age
2014
GMDB	$677,032	19,557,089	20,234,121	247,396	13,854	65

GMIB	$113,574	9,542,958	9,656,532	—	481	65

GLWB	$101,992	7,429,146	7,531,138	53	—	64

GMAB/GMWB	$35,661	3,639,088	3,674,749	641	—	63

2013
GMDB	$713,602	17,879,510	18,593,112	207,619	10,931	65

GMIB	$116,457	9,723,144	9,839,601	—	81	65

GLWB	$118,606	5,962,078	6,080,684	—	—	63

GMAB/GMWB	$45,023	3,366,366	3,411,389	950	—	63

2012
GMDB	$781,354	14,312,075	15,093,429	301,363	14,731	64

GMIB	$124,487	8,710,632	8,835,119	—	10	64

GLWB	$181,770	3,835,406	4,017,176	—	—	62

GMAB/GMWB	$189,507	2,291,796	2,481,303	2,972	—	62

All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2014 and 2013.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

68	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013
Mutual funds:
Bond	$5,603,137	5,355,700
Equity	13,644,841	12,006,441
Money market	309,111	517,369

Total	$19,557,089	17,879,510

The liability for future policy benefits for universal life policies and investment contracts represents approximately 76% and 77% of the total liability for future policy benefits as of December 31, 2014 and 2013, respectively. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.6%, 3.7% and 3.8% for the years ended December 31, 2014, 2013 and 2012, respectively. Approximately 45% and 48%, as of December 31, 2014 and 2013, respectively, of the universal life policies and investment contracts were at their guaranteed minimum interest rate.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 8.0%.

Reserves are calculated using withdrawal, mortality, and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

As of December 31, 2014, direct G reserves were $423,933, ceded G reserves were $717,875 and net G reserves were $(293,942). As of December 31, 2013, direct G reserves were $186,777, ceded G reserves were $359,346 and net G reserves were $(172,569).

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	2014	2013
GMDB	$25,478	21,278
GMIB	(322,400)	(196,169)
GMAB/GMWB	2,972	2,322
GLWB	8	—

Total	$(293,942)	(172,569)

69	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The GMIB reserve balances in the above table include reserves for both direct and reinsurance ceded balances. From 2013 to 2014, direct reserves increased $160,379 offset by an increase of $286,610 in reinsurance ceded reserves for a net decrease in reserves of $126,231. The direct reserves were calculated in accordance with FASB ASC 944, Financial Services and the reinsurance ceded reserves were calculated in accordance with ASC 815, Derivatives. See Note 6 for a reconciliation of the change in the reinsurance ceded reserve.

The Company has established a reserve for three universal life plans with lifetime secondary guarantees, which the Company discontinued. At December 31, 2014 and 2013, this reserve balance was $23,410 and $10,962, respectively.

(11)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions.

External Reinsurance

For the Company’s life insurance products, the Company reinsures a percentage of the mortality or morbidity risk on a quota share basis or on an excess retention basis. The Company also reinsures risk associated with their disability and health insurance policies. Ceded premiums approximated 19%, 20% and 18% of gross earned life and accident and health premiums during 2014, 2013 and 2012, respectively.

For the Company’s individual variable annuity products, the Company reinsures the various living and death benefit riders, GMDB, GMIB, GLWB, through coinsurance and quota share agreements.

For the Company’s fixed annuity products, the Company has coinsurance agreements in place to reinsure fixed annuity products sold between 2001 and 2006. Ceded amounts under these coinsurance agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to fixed annuity coinsurance agreements were $418,440 and $470,666 as of December 31, 2014 and 2013, respectively.

Affiliate Reinsurance

As it relates to reinsurance among affiliates, to mitigate the volatility of statutory surplus for the Company, the Company cedes variable annuity-related risks, living and death benefits to SYRE for the GMIB, GMDB, and GLWB riders. SYRE is an affiliated company wholly owned by ONFS and not the Company, therefore, these amounts do not eliminate in consolidation. Additionally, to consolidate the management of such living benefit risks, the Company assumes GLWB and associated riders issued by NSLAC, which are correspondingly retroceded to SYRE as discussed in the first sentence above. The Company also assumes certain accident and health insurance policies and BOLI policies issued by ONLAC.

70	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

MONT retrocedes certain term life policies on a yearly renewable term basis to the Company on a quota share basis, which the Company then cedes to external reinsurers based on the retention levels discussed in the section above.

The Company assumes GMIB, GMAB, and GMWB riders issued by NSLAC.

The reinsurance transactions with ONLAC and NSLAC eliminate in consolidation. All of the other affiliated reinsurance transactions eliminate in consolidation at the ONFS and ONMH levels.

The reconciliation of life and health total premiums to net premiums for the years ended December 31, were as follows:

	2014	2013	2012
Direct premiums	$630,079	558,009	502,960
Reinsurance assumed	294,720	326,711	269,059
Reinsurance ceded	(475,454)	(489,387)	(420,637)

Net premiums earned	$449,345	395,333	351,382

Annuity Rider Reinsurance Agreements with SYRE

The details of the Company’s annuity rider reinsurance agreements with SYRE are as follows:

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE to reinsure Annual Reset Death Benefit Riders (“ARDBR”) and GMIB riders associated with variable annuity products written between April, 2008 and August, 2012. The treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For the above contracts, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the treaty above and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time net settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all GMIB and ARDBR riders up to $5 million per annuitant. As a result of this treaty addendum, the Company paid a premium in the amount of $29,160 to SYRE. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset for $89,801.

71	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the claims in excess of limits established in a non-affiliated reinsurance treaty (“cap coverage”) related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $32,019.

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see note 10) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the

72	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

derivative positions were recorded within Derivative Instruments in the statements of income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

GLWB Riders

Effective May 1, 2013, the Company began selling a new 2013 Interest Sensitive GLWB rider (IS GLWB). An amendment was made to the SYRE GLWB reinsurance treaty to add these riders to the coverage. The Company will cede 30% of the benefit for this rider to SYRE.

Amounts in the accompanying financial statements related to ceded business to SYRE were as follows for the years ended December 31:

	2014	2013	2012
Consolidated Statements of Income:
Annuity premiums and charges:
Reinsurance premiums	$143,802	129,276	96,520
Net realized gains:
Derivative instruments:
FWH under reinsurance	62,375	156,915	205,099
Benefits and claims:
Benefits incurred	2,043	1,414	1,522
Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves	$175,541	59,338	75,933
Cost of reinsurance, 2010 activity	44,430	52,849	62,824
Cost of reinsurance, 2011 activity	34,450	39,493	45,099
Cost of reinsurance, 2013 activity	7,710	4,904	—
Policy and contract claims	192	65	302
Other liabilities:
FWH under reinsurance:
Margin account	68,821	29,304	65,508
Unrealized gains (losses) derivative instruments	2,385	263	6,630
Premiums payable	12,252	13,251	9,327

73

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(12)	Notes Payable

Notes payable outstanding were as follows as of December 31:

	2014	2013
Surplus notes
6.875% fixed rate due 2042	$250,000	$250,000
5.000% fixed rate due 2031	3,818	3,778
5.800% fixed rate due 2027	5,826	5,812
8.500% fixed rate due 2026	49,749	49,727

Total notes payable	$309,393	$309,317

Surplus Notes

In June 2012, ONLIC issued a $250,000, 6.875% fixed rate surplus note due June 15, 2042. In conjunction with the issuance of this note, the Company retired the remaining $145,000 of the senior note issued in March 2003 and recognized a loss of $6,251 which was included in loss on debt retirement in the consolidated statements of income. Interest on this surplus note is payable semi-annually on June 15 and December 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In December 2011, ONLIC issued a $4,500, 5% fixed rate surplus note to Security Mutual Life Insurance Company of New York (“SML”), as payment for the purchase of additional shares of NSLAC. This note matures on December 15, 2031. Interest on this surplus note is payable semi-annually on December 15 and June 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In April 2007, ONLIC issued a $6,000, 5.8% fixed rate surplus note to SML, as payment for the purchase of a portion of the shares of NSLAC. This note matures on April 1, 2027. Interest on this surplus note is payable semi-annually on April 1 and October 1. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In May 1996, ONLIC issued $50,000, 8.5% fixed rate surplus note, due May 15, 2026. Interest on this surplus note is payable semi-annually on May 15 and November 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Ohio Department of Insurance. All issuance costs have been capitalized and are being amortized over the terms of the notes.

74	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Total interest expense on all obligations was $22,087, $38,649 and $32,740 during the years ended December 31, 2014, 2013, and 2012, respectively. Included in total interest expense were amounts paid to ONFS of $0, $16,563 and $18,281 for 2014, 2013 and 2012, respectively. Total interest expense is included in investment expenses as a component of net investment income.

(13)	Bank Line of Credit

ONLIC had access to a revolving credit facility of $170,000 at December 31, 2014 and 2013 through its parent, ONFS, all of which was available at the Company’s request. The Company did not utilize this credit facility in 2014 or 2013.

There were no interest and fees paid on the line of credit in 2014 and 2013. Total interest and fees paid on the line of credit was $166 in 2012. There was no borrowing outstanding on these facilities as of December 31, 2014 or 2013.

(14)	Goodwill and Intangible Assets

Goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired in a business combination. Intangible assets are non-financial assets that lack physical substance resulting from a business combination. Goodwill and intangible assets are assets acquired by the Company as a result of the prior acquisition of the NSLAC entity. Intangible assets acquired represent the value of the insurance license in the state of New York.

There is $560 of goodwill and $195 of unamortizable intangible assets pertaining to the NSLAC acquisition recorded on the consolidated balance sheets at December 31, 2014 and 2013.

During the 2014 annual impairment tests, the Company concluded that the estimated fair values of the goodwill and intangible assets were in excess of their carrying values and, therefore, not impaired.

(15)	Income Taxes

The provision for income taxes is as follows:

	2014	2013	2012
Current expense	$31,734	13,774	9,862
Deferred expense (benefit)	52,531	(36,749)	27,985

Provision for income taxes	$84,265	(22,975)	37,847

75	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the consolidated financial statements for the years ended December 31:

	2014	2013	2012
Pre-tax income times U.S. enacted tax rate	$112,403	2,084	64,690
Tax-preferred investment income	(24,560)	(23,092)	(20,790)
Transfer pricing	(3,395)	(2,676)	(6,680)
Other, net	(183)	709	627

Provision for income taxes	$84,265	(22,975)	37,847

Effective tax rate	26.2%	-385.9%	20.5%

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

The largest component of tax-preferred investment income in the rate reconciliation above is the Dividends Received Deduction (“SA DRD”) on separate account assets held in connection with variable annuity and life contracts. During 2014, 2013 and 2012 tax return years, the Company recognized an income tax benefit of $17,550, $15,044 and $11,918, respectively. The IRS has conceded the industry issue surrounding the calculation of SA DRD for all audited tax years 2003-2010.

76	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2014	2013
Deferred tax assets:
Pension and benefit obligations	$18,610	14,328
Future policy benefits	1,008,759	847,102
Mortgage loans on real estate	996	987
Other	12,574	13,967

Total gross deferred tax assets	1,040,939	876,384
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	1,040,939	876,384

Deferred tax liabilities:
Fixed maturity securities available-for-sale	147,560	66,699
Deferred policy acquisition costs	349,363	330,644
Fixed assets	1,017	1,250
Reinsurance recoverable	943,843	771,625
Other	16,804	13,889

Total gross deferred tax liabilities	1,458,587	1,184,107

Net deferred tax liability	$417,648	307,723

The Company records net deferred tax assets to the extent that the Company believes these assets will more likely than not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. In the event the Company were to determine that we would be able to realize our deferred income tax assets in the future in excess of their net recorded amount, we would make an adjustment to the valuation allowance, which would reduce the provision for income taxes.

The Company included NSLAC in the consolidated life/non-life federal income tax return for the first time for the period ending December 31, 2013. As of December 31, 2012, NSLAC had a net operating loss carryforward of $12,878. All NSLAC net operating losses and net capital losses carryovers were absorbed by the consolidated life/non-life group in 2013.

As of December 31, 2014 and 2013, the Company had no net operating loss carryforwards, capital loss carryforwards or valuation allowances recorded.

77	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(16)	Pensions and Other Post-Retirement Benefits

a) Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2014 and 2013.

b) Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan was amended effective July 1, 2013, to provide participants younger than age 65, a fixed portion of the health insurance contract premium and for participants age 65 and older, a fixed dollar amount which the participant must use to independently purchase their own insurance. Previously, this plan provided all participants a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2014 and 2013.

c) General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents hired prior to January 1, 2005. This plan provides benefits based on years of service and average compensation during the final five and ten years of service.

The measurement dates were December 31, 2014 and 2013.

d) Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

78	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2014 and 2013.

e) Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2014	2013	2014	2013
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$68,653	72,170	4,588	4,983
Service cost	2,015	2,137	42	46
Interest cost	3,620	3,308	229	199
Amendments	—	—	—	(832)
Actuarial loss (gain)	11,275	(3,061)	380	457
Benefits paid*	(3,885)	(5,901)	(221)	(265)

Projected benefit obligation at end of year	$81,678	68,653	5,018	4,588

Accumulated benefit obligation	$64,630	55,122

Change in plan assets:
Fair value of plan assets at beginning of year	$56,670	51,922	—	—
Actual return on plan assets	3,409	10,062	—	—
Benefits and expenses paid	(3,724)	(5,314)	—	—

Fair value of plan assets at end of year	$56,355	56,670	—	—

Funded status	$(25,323)	(11,983)	(5,018)	(4,588)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

79	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables show the funded status of the pension plans as of December 31:

	Funded Qualified Pension Plan	Unfunded Pension Plan	Total
2014
Projected benefit obligation	$69,947	11,731	81,678
Fair value of plan assets	56,355	—	56,355

Funded Status	(13,592)	(11,731)	(25,323)

2013
Projected benefit obligation	$59,335	9,318	68,653
Fair value of plan assets	56,670	—	56,670

Funded status	$(2,665)	(9,318)	(11,983)

	Pension benefits		Other benefits
	2014	2013	2014	2013
Amounts recognized in the balance sheet consist of:
Accrued benefit costs	$(25,323)	(11,983)	(5,018)	(4,588)

	Pension benefits			Other benefits
	2014	2013	2012	2014	2013	2012
Amounts recognized in other comprehensive (loss) income:
Net actuarial loss (gain)	$10,347	(12,333)	775	512	975	418
Prior service (credit) cost	—	—	—	332	(429)	546

Total	$10,347	(12,333)	775	844	546	964

80	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Pension benefits		Other benefits
	2014	2013	2014	2013
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss (gain)	$30,189	19,842	(371)	(883)
Prior service credit	—	—	(640)	(972)

Total	$30,189	19,842	(1,011)	(1,855)

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2015 are $2,350 and $0, respectively. The estimated net gain and prior service credit for the other post-retirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2015 are $(51) and $(128), respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

	Pension benefits
	2014	2013	2012
Components of net periodic benefit cost:
Service cost	$2,015	2,137	1,965
Interest cost	3,620	3,308	3,390
Expected return on plan assets	(3,809)	(3,229)	(3,205)
Amortization of net loss	1,329	2,438	2,291

Net periodic benefit cost	$3,155	4,654	4,441

	Other benefits
	2014	2013	2012
Components of net periodic benefit cost:
Service cost	$42	46	56
Interest cost	229	199	242
Amortization of prior service cost	(332)	(403)	(546)
Amortization of net gain	(131)	(519)	(282)

Net periodic benefit cost	$(192)	(677)	(530)

81	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2014	2013
Projected benefit obligation	$11,731	9,318
Accumulated benefit obligation	9,838	7,992
Fair value of plan assets	—	—

f)	Assumptions

	Pension benefits		Other benefits
	2014	2013	2014	2013
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	5.30%	4.60%	5.05%	4.35%
Expected long-term return on plan assets	7.00%	6.50%	—	—
Rate of compensation increase	3.75%	3.25%	3.15%	—%
Healthcare cost trend rate assumed for next year	—	—	1.65%	1.30%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	1.05%	0.95%
Year that the rate reaches the ultimate trend rate	—	—	2017	2014
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	4.60%	5.30%	4.35%	5.05%
Rate of compensation increase	3.85%	3.75%	3.20%	—%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage	1 Percentage
	point increase	point decrease
Effect on total of 2014 service cost and interest cost	$32	(27)
Effect on 2014 other post-retirement benefit obligation	498	(417)

82	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

g)	Plan Assets

The following table presents the hierarchy of the Company’s pension plan assets at fair value as of December 31:

2014	Level 1	Level 2	Level 3	Total
Bond funds	$13,077	—	—	13,077
Equity funds	43,278	—	—	43,278

Total assets	$56,355	—	—	56,355

2013
Bond funds	$14,124	—	—	14,124
Equity funds	42,546	—	—	42,546

Total assets	$56,670	—	—	56,670

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in Note 6.

The Company’s other post-retirement benefit plans were unfunded at December 31, 2014 and 2013.

The assets of the Company’s defined benefit pension plan (“the Plan”) are invested in group variable annuity contracts with ONLIC offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable, each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

83	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2014	2013
Equity securities	77%	75%
Debt securities	23	25

Total	100%	100%

h)	Cash Flows

(i)	Contributions

No contribution to the qualified pension plan was made for the 2014 plan year. No contribution to the qualified pension plan is expected for the 2015 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension benefits	Other benefits
2015	$8,979	221
2016	5,630	238
2017	6,152	246
2018	6,052	272
2019	7,083	277
2020 – 2024	41,874	1,448

i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2014, 2013 and 2012 were $6,432, $6,024 and $5,928, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $2,024, $1,912 and $2,131 in 2014, 2013 and 2012, respectively.

84	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

j)	ONFS Employees

The Company’s qualified pension and post-retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(17)	Closed Block

Effective August 1, 1998, the Company was reorganized with approval of the Board of Directors, the Company’s policyholders, and the Ohio Department of Insurance under provisions of the Ohio Revised Code to become a stock company 100% owned by ONFS. This reorganization contained an arrangement, known as a closed block (the “Closed Block”), to provide for dividends on policies that were in force on the effective date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and is prepared in conformity with FASB ASC 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

85	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2014 and 2013, and for each of the years in the three-year period ended December 31, 2014 follows:

	2014	2013
Closed Block assets:
Fixed maturity securities available-for-sale, at fair value (amortized cost of $358,455 and $345,834 as of December 31, 2014 and 2013, respectively)	$392,079	366,708
Fixed maturity securities held-to-maturity, at amortized cost	28,866	33,450
Mortgage loans on real estate, net	94,173	101,153
Policy loans	92,386	93,001
Short-term investments	12,567	13,389
Accrued investment income	4,944	5,090
Deferred policy acquisition costs	44,815	47,642
Reinsurance recoverable	998	598
Other assets	1,024	638

Total assets	$671,852	661,669

Closed Block liabilities:
Future policy benefits and claims	$625,064	626,573
Policyholders’ dividend accumulations	40,998	42,765
Other policyholder funds	28,579	27,999
Deferred federal income taxes	11,768	7,306
Other liabilities	1,631	1,719

Total liabilities	$708,040	706,362

86	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Closed Block revenues and expenses:
Traditional life insurance premiums	$26,844	28,310	29,926
Net investment income	34,940	41,710	39,467
Net realized gains on investments	(143)	(759)	268
Benefits and claims	(38,889)	(44,726)	(42,415)
Provision for policyholders’ dividends on participating policies	(5,910)	(15,514)	(17,464)
Amortization of deferred policy acquisition costs	(2,866)	(2,915)	(2,981)
Other operating costs and expenses	(2,231)	(2,591)	(2,582)

Income before federal income taxes	$11,745	3,515	4,219

(18)	Regulatory RBC and Dividend Restrictions

The Company has to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONMH’s domestic insurance subsidiaries ONLIC, ONLAC, NSLAC, MONT and KENW, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

The Company and its Ohio domiciled life insurance subsidiary, ONLAC, do not have any permitted statutory accounting practices as of December 31, 2014 or 2013. NSLAC, a New York domiciled company, and MONT, a Vermont domiciled company, do not have permitted statutory accounting practices as of December 31, 2014 or 2013.

In 2013, the Company received approval from the Vermont Insurance Department regarding the use of a permitted practice in the KENW statutory financial statements as of December 31, 2013. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a letter of credit and a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the

87	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

Statutory Equity and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2014, ONLIC, ONLAC, NSLAC, MONT and KENW exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2014, the Company’s total adjusted capital and company action level RBC was $1,185,716 and $185,698, respectively, providing an RBC ratio of 639%. Additionally, as of December 31, 2014, the Company’s authorized control level RBC was $92,849.

The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT and KENW, after intercompany eliminations, was $33,489, $16,470 and $64,959 for the years ended December 31, 2014, 2013 and 2012, respectively.

The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC, MONT and KENW, after intercompany eliminations, was $1,097,074 and $1,002,744 as of December 31, 2014 and 2013, respectively.

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

•

the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

•

future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

88	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

•	separate account seed money is classified as a trading security recorded at estimated fair value as opposed to a component of separate account assets;

•	the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

•	changes in deferred taxes are recognized in operations;

•	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income;

•

consolidation for GAAP is based on whether the Company has voting control, or for certain VIEs, has the power to direct the activities most significant to the VIE while for statutory, consolidation is not applicable; and

•	surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

Additionally, state regulators and rating agencies do not always use the same methodologies for calculating RBC ratios. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or permitted practices, which could result in a reduced rating even though the Company’s RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

Dividend Restrictions

The payment of dividends by ONLIC to ONFS is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $109,000 may be paid by ONLIC to ONFS in 2015 without prior approval. Dividends of $60,000, $40,000 and $125,000 were declared by ONLIC to ONFS in 2014, 2013 and 2012, respectively, and dividends paid were $60,000, $105,000 and $100,000 in 2014, 2013 and 2012, respectively.

The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $29,000 may be paid by ONLAC to ONLIC in 2015 without prior approval. ONLAC declared and paid dividends to ONLIC of $31,000, $31,000 and $34,000 in 2014, 2013 and 2012, respectively.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2015 without prior approval of the New York Department of Insurance. No dividends were declared or paid by NSLAC in 2014, 2013 and 2012.

89	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

MONT and KENW are subject to limitations, imposed by the State of Vermont, on the payment of dividends to their stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. Dividends of $5,000 were paid by MONT to ONLIC in 2014. No dividends were declared or paid by MONT to ONLIC in 2013 or 2012. No dividends were declared or paid by KENW to ONLIC in 2014 or 2013.

(19)	Additional Financial Instruments Disclosure

Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, common stocks and venture capital partnerships of $36,330 and $24,668 as of December 31, 2014 and 2013, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(20)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $3,071, $3,188 and $3,584 during 2014, 2013 and 2012, respectively. The lease on the home office building constitutes 97% of the future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2014 are:

	Operating	Capital
2015	$2,868	100
2016	2,868	100
2017	2,861	75
2018	2,799	—
2019	2,698	—
After 2019	4,721	—

Total minimum lease payments	$18,815	275

Less interest on capital leases		(26)

Liability for capitalized leases		$249

The Company is a party in various legal actions arising in the normal course of business. The Company has accrued for estimated legal expenses to defend against these claims. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s consolidated balance sheet or results of operations.

90	(Continued)

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2014

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$85,498	96,114	96,114
Obligations of states and political subdivisions	705,137	741,856	741,856
Corporate securities	3,978,323	4,355,685	4,355,685
Asset-backed securities	696,786	722,273	722,273
Mortgage-backed securities	1,021,639	1,053,323	1,053,323

Total fixed maturity available-for-sale securities	6,487,383	6,969,251	6,969,251

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	35,514	38,372	38,372
Nonredeemable preferred stocks	51,100	49,830	49,830

Total equity securities available-for-sale	86,614	88,202	88,202

Fixed maturity held-to-maturity securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	8,880	9,861	8,880
Obligations of states and political subdivisions	1,705	2,135	1,705
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	1,218,133	1,309,592	1,218,133

Total fixed maturity held-to-maturity securities	1,229,718	1,322,588	1,229,718

Trading securities:
Bonds:
Obligations of states and political subdivisions	300	306	306
Corporate securities	4,150	4,421	4,421
Asset-backed securities	271	283	283
Mortgage-backed securities	34	34	34

Total fixed maturity trading securities	4,755	5,044	5,044

Equity
Seed money	1	1	1

Total trading securities	4,756	5,045	5,045

Mortgage loans on real estate, net	1,175,972		1,172,156	[1]

Real estate, net:
Investment properties	24,421		23,982

Total real estate, net	24,421		23,982	[2]

Policy loans	444,202		444,202
Other long-term investments	67,572		30,192	[3]
Short-term investments securities lending collateral	236,885		236,885
Short-term investments	45,717		45,717

Total investments	$9,803,240		10,245,350

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
2	Difference from Column B is due to adjustments for accumulated depreciation.
3	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships and to unrealized gains and/or losses of investments in hedging operations.

  See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014:
Individual life insurance	$664,310	5,567,183			433,551
Pension and annuities	686,124	2,976,801			16,804
Other insurance	13,914	1,741,183			15,794
Corporate	—	—			—

Total	$1,364,348	10,285,167			466,149

2013:
Individual life insurance	$632,902	4,986,893			379,289
Pension and annuities	631,562	3,141,496			20,141
Other insurance	13,549	1,389,818			16,043
Corporate	—	—			—

Total	$1,278,013	9,518,207			415,473

2012:
Individual life insurance	$513,855	4,485,336			334,692
Pension and annuities	430,241	3,067,228			13,412
Other insurance	13,474	1,754,049			16,690
Corporate	—	—			—

Total	$957,570	9,306,613			364,794

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income[2]	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written[4]
2014:
Individual life insurance	$287,791	628,327	45,658	96,150
Pension and annuities	160,366	71,938	100,049	208,786
Other insurance	9,407	17,675	1,179	8,865
Corporate	(5,445)	(47,139)	(49,702)	15,798

Total	$452,119	670,801	97,184	329,599

2013:
Individual life insurance	$273,304	567,552	48,348	86,795
Pension and annuities	179,036	106,630	65,013	177,965
Other insurance	9,944	17,053	1,339	5,743
Corporate	(15,778)	302,222	(95,811)	16,111

Total	$446,506	993,457	18,889	286,614

2012:
Individual life insurance	$263,188	510,598	60,679	76,962
Pension and annuities	195,972	138,538	125,018	150,424
Other insurance	11,053	17,263	1,352	3,647
Corporate	(20,086)	(26,154)	(57,234)	16,652

Total	$450,127	640,245	129,815	247,685

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
3	Policyholders’ dividends on participating policies are included in Column H amounts.
4	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014:
Life insurance in force	$164,008,414	77,930,679	67,206	86,144,941	0.1%
Premiums:
Life insurance	596,967	164,724	1,308	433,551	0.3%
Pension and annuities	16,804	—	—	16,804	—%
Accident and health insurance	33,112	18,132	814	15,794	5.2%

Total	$646,883	182,856	2,122	466,149	0.5%

2013:
Life insurance in force	$154,117,295	78,180,457	110,315	76,047,153	0.1%
Premiums:
Life insurance	525,053	146,000	236	379,289	0.1%
Pension and annuities	20,141	—	—	20,141	—%
Accident and health insurance	32,955	21,359	4,447	16,043	27.7%

Total	$578,149	167,359	4,683	415,473	1.1%

2012:
Life insurance in force	$145,600,393	77,760,188	117,498	67,957,703	0.2%
Premiums:
Life insurance	469,657	137,000	2,035	334,692	0.6%
Pension and annuities	13,412	—	—	13,412	—%
Accident and health insurance	33,304	21,510	4,896	16,690	29.3%

Total	$516,373	158,510	6,931	364,794	1.9%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2014:
Valuation allowances – mortgage loans on real estate	$5,532	(1,716)	—	—	3,816
2013:
Valuation allowances – mortgage loans on real estate	$3,636	1,896	—	—	5,532
2012:
Valuation allowances – mortgage loans on real estate	$3,808	(172)	—	—	3,636

See accompanying report of independent registered public accounting firm.

94

Ohio National Variable Account B

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 8, 2015.

Statements of Assets and Contract Owners’ Equity, December 31, 2014.

Statements of Operations for the Period Ended December 31, 2014.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2014 and 2013.

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 23, 2015.

Consolidated Balance Sheets, December 31, 2014 and 2013.

Consolidated Statements of Income for the Years Ended December 31, 2014, 2013 and 2012.

Consolidated Statements of Comprehensive Income for the Years Ended December 31, 2014, 2013 and 2012.

Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2014, 2013 and 2012.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2014, 2013 and 2012.

Notes to Consolidated Financial Statements, December 31, 2014, 2013, and 2012.

Financial Statement Schedules, December 31, 2014, 2013 and 2012.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4, Post-Effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213) and is incorporated by reference herein.

(3)(b) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of the Registrant’s Form N-4, Post-Effective Amendment No. 23 on April 27, 1998 (File no. 2-91213) and is incorporated by reference herein.

(3)(g) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 27, 2006 and is incorporated by reference herein.

(3)(h) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 27, 2006 and is incorporated by reference herein.

(3)(i) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 27, 2006 and is incorporated by reference herein.

(4) Combination Annuity Contract, Form 93-VA-1, was filed as Exhibit (4) of the Registratn’s Form N-4 on May 6, 1993 (File No. 33-62282) and is incorporated by reference herein.

(5)(a) Single Purchase Payment Tax-Qualified Variable Annuity Application, Form V-4891-A, was filed as Exhibit (5)(a) of the Registrant’s Form N-4 on April 25, 1996 (File No. 33-62282) and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(9) Opinion of Counsel and consent to its use was filed as Exhibit 99(9) of the Registrant’s Form N-4, Post-Effective Amendment No. 34 on April 26, 2013 (File no. 33-62284) and is incorporated by reference herein.

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(24) Powers of Attorney filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor

David A. Azzarito 550 West Cypress Creek Road, Suite 370 Fort Lauderdale, FL 33309	Senior Vice President, Latin America

Thomas A. Barefield*	Director, Vice Chairman & Chief Distribution Officer

G. Timothy Biggs*	Vice President, Mortgages & Real Estate
Jeffery A. Bley*	Vice President, Operations
Richard J. Bodner*	Senior Vice President, Insurance Operations
Paul G. Boehm, Jr.*	Vice President, Investment Accounting
R. Todd Brockman*	Vice President, Mutual Funds
Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 41011	Director

Victoria Buyniski Gluckman 3 Grandin Lane Cincinnati, OH 45208	Director

Philip C. Byrde*	Vice President, Fixed Income Securities

Christopher J. Calabro*	Senior Vice President, Career Agency Distribution
Joseph A. Campanella 6179 Paderborne Drive Hudson, OH 44236	Director
Christopher A. Carlson*	Director, Vice Chairman & Chief Investment Officer, Latin America Strategic Business Head

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

H. Douglas Cooke, III*	Senior Vice President, Life Insurance Strategic Business Head

Rocky Coppola*	Vice President and Controller

Nancy A. Dalessio*	Executive Vice President & Chief Administrative Officer

John A. DelPozzo*	Senior Vice President, PGA Distribution
Thomas J. DeGaetano*	Vice President, Individual Annuity Operations

Michael J. DeWeirdt*	Senior Vice President, Financial Risk Management
Ronald J. Dolan*	Director, Vice Chairman

Richard J. Dowdle*	Vice President, Institutional Sales
Scott E. Durkee*	Vice President, ONFlight

Anthony G. Esposito*	Senior Vice President & Chief Human Resources Officer
Joseph M. Fischer*	Assistant Secretary

Joseph K. Garrett*	Vice President, Financial Risk Management

Rosemary L. Gatto*	Vice President, Claims
Paul J. Gerard*	Senior Vice President, Investments
Robert K. Gongwer*	Vice President, Taxes

Martin T. Griffin*	Senior Vice President, Institutional Sales

Diane S. Hagenbuch*	Senior Vice President, Marketing
Kristal E. Hambrick*	Executive Vice President and Chief Product Officer

John W. Hayden P.O. Box 774258 Steamboat Springs, CO 80477	Director
Ronald G. Heibert*	Senior Vice President, Interim Disability Income Strategic Business Head
David D. Herr, Jr.*	Senior Vice President, Chief Risk Officer
Cynthia K. Howell*	Vice President, Information Technology
Melinda G. Hubbard*	Vice President, Insurance Operations Support

Gary T. Huffman*	Director, Chairman, President and Chief Executive Officer

Danielle D. Ivory*	Vice President, New Business & Policyowner Services
Karl H. Kreunen*	Vice President, Life Product Marketing
Mark J. Lalli*	Divisional Vice President, Northwest Division

Lori A. Landrum*	Vice President and Counsel

John M. Lennon*	Senior Vice President, Retirement Plans Strategic Business Head

Elizabeth F. Martini*	Vice President and Counsel

Therese S. McDonough*	Vice President & Corporate Secretary

Patrick H. McEvoy*	Vice President, Broker Dealer Operations & President & Chief Executive Officer, ONESCO

William J. McFadden*	Vice President, PGA Marketing, Western Division
Angela C. Meehan*	Vice President, Corporate and Marketing Communications
Stephen R. Murphy*	Senior Vice President, Capital Management

Traci Nelson*	Vice President & Program Manager

Jeffrey K. Oehler*	Vice President, Information Systems

David M. Orfalea*	Divisional Vice President, Northeast Division

James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director

Doris L. Paul*	Vice President & Treasurer
John R. Philips 651 Country Lane Glencoe, IL 60022	Director

William C. Price*	Vice President & Assistant General Counsel
Arthur J. Roberts*	Senior Vice President & Chief Financial Officer

Gary R. Rodmaker*	Vice President, Investments
Therese R. Rothenberger*	Divisional Vice President, Southeast Division

William G. Schlechter M.D.*	Vice President and Medical Director
J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director

Dennis L. Schoff*	Senior Vice President & General Counsel, Assistant Secretary
Michael J. Slattery*	Vice President, Information Systems and Technology Officer
James C. Smith*	Senior Vice President, Internal Audit and Compliance
Raymond D. Spears*	Vice President & Chief Underwriting Officer

Tracey L. Spikes*	Vice President, PGA Marketing, South Central Division

Paul A. Staines 550 West Cypress Creek Road, Suite 370 Fort Lauderdale, FL 33309	Vice President Finance, Latin America
Laurens N. Sullivan, Jr.*	Vice President, Institutional Sales
Annette M. Teders*	Vice President, Private Placements
Julie T. Thomas*	Vice President, Compliance

Barbara A. Turner*	Senior Vice President, Annuities Strategic Business Head

Andrew J. VanHoy*	Vice President, ONESCO Compliance

Joel G Varland*	Vice President, Enterprise Risk Management
Nicholas A. Vision*	Tax Officer

Michael C. Vogel*	Vice President, Information Systems
Pamela A. Webb*	Vice President, Human Resources
Trisha M. Weiner*	Vice President, Internal Marketing
Gary E. Wendlandt 45 Gramercy Park North, Apt 2B New York, NY 10010	Director
Peter Whipple*	Senior Vice President & Chief Corporate Actuary

V. Renee Wooton*	Vice President, Retirement Plan Services

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	61%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	85%
Sycamore Re, Ltd. (captive reinsurance company)	Delaware	100%
ONTech, LLC	Delaware	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc.	Ohio	100%

(investment adviser)
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, (4) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (5) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, LLC owns 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

ONSV do Brasil Participações Ltda. owns 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holdings company organized under the laws of Brasil.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of March 24, 2015, this series of Registrant’s contracts were owned by 605 owners.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Gary T. Huffman	Director and President

Thomas A. Barefield	Director and Executive Vice President

Barbara A. Turner	Director, Senior Vice President, and Comptroller

H. Douglas Cooke	Senior Vice President

Jeffrey A. Bley	Vice President, Operations

Andrew J. VanHoy	Vice President, Compliance

Teresa R. Cooper	Treasurer

Kimberly A. Plante	Secretary
Emily Bae	Assistant Secretary
Robert K. Gongwer	Vice President & Tax Officer
Nicholas A. Vision	Tax Officer
Bradley T. Owens	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$19,433	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account B certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 24th day of April, 2015.

Ohio National Variable Account B
(Registrant)
By: The Ohio National Life Insurance Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Executive Vice President and Chief Product Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 24th day of April, 2015.

The Ohio National Life Insurance Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Executive Vice President and Chief Product Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer)	April 24, 2015
*/s/ Thomas A. Barefield Thomas A. Barefield	Director	April 24, 2015
*/s/ Jack E. Brown Jack E. Brown	Director	April 24, 2015
*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 24, 2015
*/s/ Joseph A. Campanella Joseph A. Campanella	Director	April 24, 2015
*/s/ Christopher A. Carlson_______ Christopher A. Carlson	Director	April 24, 2015
*/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 24, 2015
*/s/ John W. Hayden John W. Hayden	Director	April 24, 2015
*/s/ James F. Orr James F. Orr	Director	April 24, 2015
*John R. Phillips John R. Phillips	Director	April 24, 2015
/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 24, 2015
*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 24, 2015
*/s/ Gary E. Wendlandt Gary E. Wendlandt	Director	April 24, 2015

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(10)	Consent of KPMG LLP
99(24)	Powers of Attorney